UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-02064

IMPAX FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 100, Portsmouth, NH                          03801
(Address of principal executive offices)                                         (Zip code)

Impax Asset Management LLC
30 Penhallow Street, Suite 100, Portsmouth, NH  03801
Attn.:  Edward Farrington
(Name and address of agent for service)

Registrant’s telephone number, including area code:                             800-767-1729

Date of fiscal year end:        December 31

Date of reporting period:        December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form NCSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 205491090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Fund Overview

This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/LC.  You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PAXLX

Impax Large Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	0.98%

How did the Fund perform last year?

The portfolio delivered positive absolute results in 2024 but lagged its benchmark, the S&P 500 Index. Security selection was the primary driver of the negative relative return with most of the underperformance coming from firms with substantial AI-related exposure to which the portfolio was underexposed.

Sector allocation was negative over the 12-month period. Extremely narrow market leadership in the first half of the year raised challenges for the portfolio with the underweight to NVIDIA being the largest detractor, and overweights in underperforming sectors like Real Estate and Materials weighing on returns. Underweights in Consumer Discretionary and lack of Energy exposure provided some positive respite. Market breadth improved in the third quarter and the portfolio behaved as expected, outperforming with balanced contributions from security selection and sector allocation. In the fourth quarter, however, the portfolio underperformed as market narrowness returned and investors focused on the implications of the incoming Trump administration in the US.

Total Return Based on a Hypothetical $10,000 Investment

Impax Large Cap Fund Investor Class $27,019
S&P 500 Index $29,942
Lipper Multi-Cap Core Funds Index $26,171
30,000
25,000
20,000
15,000
10,000
5,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Large Cap Fund Investor Class $27,019	S&P 500 Index $29,942	Lipper Multi-Cap Core Funds Index $26,171
12/16/2016	10,000	10,000	10,000
12/31/2016	9,917	9,922	9,925
06/30/2017	10,770	10,849	10,779
12/31/2017	11,965	12,088	11,964
06/30/2018	12,339	12,408	12,246
12/31/2018	11,366	11,558	11,040
06/30/2019	13,484	13,701	13,045
12/31/2019	15,327	15,197	14,251
06/30/2020	15,020	14,729	13,782
12/31/2020	18,967	17,994	17,302
06/30/2021	22,626	20,738	19,764
12/31/2021	24,765	23,159	21,330
06/30/2022	19,864	18,536	16,989
12/31/2022	19,815	18,964	17,492
06/30/2023	22,088	22,168	20,043
12/31/2023	23,758	23,950	21,717
06/30/2024	25,936	27,612	24,368
12/31/2024	27,019	29,942	26,171

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	13.72%	11.99%	13.15%
S&P 500 Index	25.02	14.53	14.92
Lipper Multi-Cap Core Funds Index	20.51	12.89	12.70

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$1,369,084,701
Total Number of Portfolio Holdings	53
Total Investment Advisory Fees Paid During the Reporting Period	$9,409,925
Portfolio Turnover Rate	36%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.5%
Alphabet, Inc., A	5.8%
NVIDIA Corp.	5.2%
Apple, Inc.	4.2%
Oracle Corp.	2.6%
JPMorgan Chase & Co.	2.6%
Visa, Inc., A	2.6%
Marvell Technology, Inc.	2.5%
Walt Disney Co. (The)	2.3%
ServiceNow, Inc.	2.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Information Technology
32.8%
Health Care
14.7%
Financials
14.5%
Communication Services
8.1%
Consumer Discretionary
7.9%
Industrials
7.4%
Consumer Staples
5.7%
Real Estate
3.8%
Materials
3.3%
Utilities
1.3%
Other assets and liabilities (net)
0.5%

Value	Value
Other assets and liabilities (net)	0.5%
Utilities	1.3%
Materials	3.3%
Real Estate	3.8%
Consumer Staples	5.7%
Industrials	7.4%
Consumer Discretionary	7.9%
Communication Services	8.1%
Financials	14.5%
Health Care	14.7%
Information Technology	32.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Software
15.3%
Semiconductors & Semiconductor Equipment
10.3%
Life Sciences Tools & Services
6.7%
Technology Hardware, Storage & Peripherals
6.0%
Interactive Media & Services
5.8%
Banks
5.1%
Financial Services
4.6%
Specialty Retail
3.8%
Machinery
3.7%
Insurance
3.1%
Others†
35.1%
Other assets and liabilities (net)
0.5%

Value	Value
Other assets and liabilities (net)	0.5%
OthersFootnote Reference†	35.1%
Insurance	3.1%
Machinery	3.7%
Specialty Retail	3.8%
Financial Services	4.6%
Banks	5.1%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	6.0%
Life Sciences Tools & Services	6.7%
Semiconductors & Semiconductor Equipment	10.3%
Software	15.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	95.2%
Foreign Stocks	4.3%
Cash & Cash Equivalents	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Large Cap Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PAXLX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/LC.  You can find additional information about the Fund at https://impaxam.com/LC. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PXLIX

Impax Large Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.73%

How did the Fund perform last year?

The portfolio delivered positive absolute results in 2024 but lagged its benchmark, the S&P 500 Index. Security selection was the primary driver of the negative relative return with most of the underperformance coming from firms with substantial AI-related exposure to which the portfolio was underexposed.

Sector allocation was negative over the 12-month period. Extremely narrow market leadership in the first half of the year raised challenges for the portfolio with the underweight to NVIDIA being the largest detractor, and overweights in underperforming sectors like Real Estate and Materials weighing on returns. Underweights in Consumer Discretionary and lack of Energy exposure provided some positive respite. Market breadth improved in the third quarter and the portfolio behaved as expected, outperforming with balanced contributions from security selection and sector allocation. In the fourth quarter, however, the portfolio underperformed as market narrowness returned and investors focused on the implications of the incoming Trump administration in the US.

Total Return Based on a Hypothetical $250,000 Investment

Impax Large Cap Fund (Institutional Class) $688,705
S&P 500 Index $748,546
Lipper Multi-Cap Core Funds Index $654,286
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Large Cap Fund (Institutional Class) $688,705	S&P 500 Index $748,546	Lipper Multi-Cap Core Funds Index $654,286
12/16/2016	$250,000	$250,000	$250,000
12/31/2016	$247,925	$248,050	$248,134
06/30/2017	$269,433	$271,222	$269,482
12/31/2017	$299,893	$302,203	$299,096
06/30/2018	$309,572	$310,208	$306,144
12/31/2018	$285,523	$288,954	$275,991
06/30/2019	$339,056	$342,523	$326,113
12/31/2019	$386,126	$379,935	$356,272
06/30/2020	$378,972	$368,230	$344,538
12/31/2020	$478,747	$449,838	$432,540
06/30/2021	$571,739	$518,446	$494,090
12/31/2021	$626,775	$578,966	$533,246
06/30/2022	$503,396	$463,409	$424,737
12/31/2022	$502,833	$474,110	$437,290
06/30/2023	$560,976	$554,209	$501,064
12/31/2023	$604,017	$598,742	$542,932
06/30/2024	$660,386	$690,302	$609,210
12/31/2024	$688,705	$748,546	$654,286

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	14.02%	12.26%	13.42%
S&P 500 Index	25.02	14.53	14.92
Lipper Multi-Cap Core Funds Index	20.51	12.89	12.70

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$1,369,084,701
Total Number of Portfolio Holdings	53
Total Investment Advisory Fees Paid During the Reporting Period	$9,409,925
Portfolio Turnover Rate	36%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.5%
Alphabet, Inc., A	5.8%
NVIDIA Corp.	5.2%
Apple, Inc.	4.2%
Oracle Corp.	2.6%
JPMorgan Chase & Co.	2.6%
Visa, Inc., A	2.6%
Marvell Technology, Inc.	2.5%
Walt Disney Co. (The)	2.3%
ServiceNow, Inc.	2.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.5%
Utilities	1.3%
Materials	3.3%
Real Estate	3.8%
Consumer Staples	5.7%
Industrials	7.4%
Consumer Discretionary	7.9%
Communication Services	8.1%
Financials	14.5%
Health Care	14.7%
Information Technology	32.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.5%
OthersFootnote Reference†	35.1%
Insurance	3.1%
Machinery	3.7%
Specialty Retail	3.8%
Financial Services	4.6%
Banks	5.1%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	6.0%
Life Sciences Tools & Services	6.7%
Semiconductors & Semiconductor Equipment	10.3%
Software	15.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	95.2%
Foreign Stocks	4.3%
Cash & Cash Equivalents	0.5%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Large Cap Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PXLIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PXSCX

Impax Small Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	1.15%

How did the Fund perform last year?

The Fund outperformed the Russell 2000 Index in 2024, driven by positive stock selection across Financials, Health Care, and Industrials. Within Financials, the portfolio’s asset management holdings delivered the strongest positive impact as asset growth provided an earnings tailwind for several fund holdings across the sector. Stock selection was also strong among Health Care names which were integral in solving evolving global health challenges. Industrials was another area of strength with holdings in the electrical equipment industry significantly outpacing their peers. The Fund’s lack of Energy exposure was the key driver of the positive sector allocation effects as Energy was the only sector to deliver negative returns for the calendar year.

Stock selection detracted in Information Technology, where a narrow selection of mega-cap names dominated the index during the year. The Fund also saw weaker selection in Consumer Discretionary where several auto industry names lost ground amid a slowdown in auto sales. Retail names also saw weaker consumer demand, which weighed on fund holdings across the sector.

Total Return Based on a Hypothetical $10,000 Investment

Impax Small Cap Fund Investor Class $18,648
S&P 500 Index $34,254
Russell 2000 Index $21,223
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Small Cap Fund Investor Class $18,648	S&P 500 Index $34,254	Russell 2000 Index $21,223
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,615	$10,138	$9,559
12/31/2016	$11,336	$11,351	$11,595
12/31/2017	$12,330	$13,829	$13,294
12/31/2018	$10,382	$13,223	$11,830
12/31/2019	$12,800	$17,386	$14,849
12/31/2020	$14,307	$20,585	$17,813
12/31/2021	$18,625	$26,494	$20,453
12/31/2022	$14,346	$21,696	$16,273
12/31/2023	$16,285	$27,399	$19,028
12/31/2024	$18,648	$34,254	$21,223

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Investor Class	14.51%	7.81%	6.42%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 2000 Index	11.54	7.40	7.82

* As of July 2024, the Fund added the S&P 500 Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The Russell 2000 Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$725,997,492
Total Number of Portfolio Holdings	67
Total Investment Advisory Fees Paid During the Reporting Period	$5,247,828
Portfolio Turnover Rate	48%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.6%
Ligand Pharmaceuticals, Inc.	4.1%
Brightsphere Investment Group, Inc.	3.6%
Roivant Sciences Ltd.	3.3%
US Foods Holding Corp.	2.8%
Health Catalyst, Inc.	2.7%
Howard Hughes Holdings, Inc.	2.5%
Element Solutions, Inc.	2.2%
Generac Holdings, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Health Care
23.7%
Financials
17.0%
Industrials
16.0%
Information Technology
13.7%
Consumer Staples
8.5%
Consumer Discretionary
7.7%
Real Estate
6.7%
Materials
5.2%
Communication Services
1.2%
Other assets and liabilities (net)
0.3%

Value	Value
Other assets and liabilities (net)	0.3%
Communication Services	1.2%
Materials	5.2%
Real Estate	6.7%
Consumer Discretionary	7.7%
Consumer Staples	8.5%
Information Technology	13.7%
Industrials	16.0%
Financials	17.0%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Capital Markets
9.4%
Biotechnology
8.0%
Pharmaceuticals
6.9%
Software
6.8%
Health Care Equipment & Supplies
5.7%
Communications Equipment
4.8%
Consumer Staples Distribution & Retail
4.5%
Banks
4.1%
Food Products
4.0%
Construction & Engineering
3.7%
Others†
41.8%
Other assets and liabilities (net)
0.3%

Value	Value
Other assets and liabilities (net)	0.3%
OthersFootnote Reference†	41.8%
Construction & Engineering	3.7%
Food Products	4.0%
Banks	4.1%
Consumer Staples Distribution & Retail	4.5%
Communications Equipment	4.8%
Health Care Equipment & Supplies	5.7%
Software	6.8%
Pharmaceuticals	6.9%
Biotechnology	8.0%
Capital Markets	9.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	95.7%
Foreign Stocks	3.6%
Cash & Cash Equivalents	0.7%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Small Cap Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PXSCX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Class A | PXSAX

Impax Small Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.15%

How did the Fund perform last year?

The Fund outperformed the Russell 2000 Index in 2024, driven by positive stock selection across Financials, Health Care, and Industrials. Within Financials, the portfolio’s asset management holdings delivered the strongest positive impact as asset growth provided an earnings tailwind for several fund holdings across the sector. Stock selection was also strong among Health Care names which were integral in solving evolving global health challenges. Industrials was another area of strength with holdings in the electrical equipment industry significantly outpacing their peers. The Fund’s lack of Energy exposure was the key driver of the positive sector allocation effects as Energy was the only sector to deliver negative returns for the calendar year.

Stock selection detracted in Information Technology, where a narrow selection of mega-cap names dominated the index during the year. The Fund also saw weaker selection in Consumer Discretionary where several auto industry names lost ground amid a slowdown in auto sales. Retail names also saw weaker consumer demand, which weighed on fund holdings across the sector.

Total Return Based on a Hypothetical $10,000 Investment

Impax Small Cap Fund Class A $17,796
S&P 500 Index $34,254
Russell 2000 Index $21,223
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Small Cap Fund Class A $17,796	S&P 500 Index $34,254	Russell 2000 Index $21,223
12/31/2014	$9,550	$10,000	$10,000
12/31/2015	$9,181	$10,138	$9,559
12/31/2016	$10,820	$11,351	$11,595
12/31/2017	$11,771	$13,829	$13,294
12/31/2018	$9,910	$13,223	$11,830
12/31/2019	$12,215	$17,386	$14,849
12/31/2020	$13,649	$20,585	$17,813
12/31/2021	$17,784	$26,494	$20,453
12/31/2022	$13,687	$21,696	$16,273
12/31/2023	$15,543	$27,399	$19,028
12/31/2024	$17,796	$34,254	$21,223

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Class A	14.49%	7.81%	6.42%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 2000 Index	11.54	7.40	7.82

* As of July 2024, the Fund added the S&P 500 Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The Russell 2000 Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$725,997,492
Total Number of Portfolio Holdings	67
Total Investment Advisory Fees Paid During the Reporting Period	$5,247,828
Portfolio Turnover Rate	48%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.6%
Ligand Pharmaceuticals, Inc.	4.1%
Brightsphere Investment Group, Inc.	3.6%
Roivant Sciences Ltd.	3.3%
US Foods Holding Corp.	2.8%
Health Catalyst, Inc.	2.7%
Howard Hughes Holdings, Inc.	2.5%
Element Solutions, Inc.	2.2%
Generac Holdings, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.3%
Communication Services	1.2%
Materials	5.2%
Real Estate	6.7%
Consumer Discretionary	7.7%
Consumer Staples	8.5%
Information Technology	13.7%
Industrials	16.0%
Financials	17.0%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.3%
OthersFootnote Reference†	41.8%
Construction & Engineering	3.7%
Food Products	4.0%
Banks	4.1%
Consumer Staples Distribution & Retail	4.5%
Communications Equipment	4.8%
Health Care Equipment & Supplies	5.7%
Software	6.8%
Pharmaceuticals	6.9%
Biotechnology	8.0%
Capital Markets	9.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	95.7%
Foreign Stocks	3.6%
Cash & Cash Equivalents	0.7%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Small Cap Fund

Annual Shareholder Report

December 31, 2024

Class A: PXSAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SC.  You can find additional information about the Fund at https://impaxam.com/SC. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PXSIX

Impax Small Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.90%

How did the Fund perform last year?

The Fund outperformed the Russell 2000 Index in 2024, driven by positive stock selection across Financials, Health Care, and Industrials. Within Financials, the portfolio’s asset management holdings delivered the strongest positive impact as asset growth provided an earnings tailwind for several fund holdings across the sector. Stock selection was also strong among Health Care names which were integral in solving evolving global health challenges. Industrials was another area of strength with holdings in the electrical equipment industry significantly outpacing their peers. The Fund’s lack of Energy exposure was the key driver of the positive sector allocation effects as Energy was the only sector to deliver negative returns for the calendar year.

Stock selection detracted in Information Technology, where a narrow selection of mega-cap names dominated the index during the year. The Fund also saw weaker selection in Consumer Discretionary where several auto industry names lost ground amid a slowdown in auto sales. Retail names also saw weaker consumer demand, which weighed on fund holdings across the sector.

Total Return Based on a Hypothetical $250,000 Investment

Impax Small Cap Fund (Institutional Class) $477,904
S&P 500 Index $856,351
Russell 2000 Index $530,579
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Small Cap Fund (Institutional Class) $477,904	S&P 500 Index $856,351	Russell 2000 Index $530,579
12/31/2014	$250,000	$250,000	$250,000
12/31/2015	$240,950	$253,460	$238,965
12/31/2016	$284,736	$283,773	$289,883
12/31/2017	$310,650	$345,725	$332,343
12/31/2018	$262,229	$330,567	$295,739
12/31/2019	$324,003	$434,651	$371,226
12/31/2020	$363,072	$514,622	$445,326
12/31/2021	$473,967	$662,346	$511,319
12/31/2022	$365,892	$542,390	$406,823
12/31/2023	$416,334	$684,971	$475,694
12/31/2024	$477,904	$856,351	$530,579

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Institutional Class	14.79%	8.07%	6.69%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 2000 Index	11.54	7.40	7.82

* As of July 2024, the Fund added the S&P 500 Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The Russell 2000 Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$725,997,492
Total Number of Portfolio Holdings	67
Total Investment Advisory Fees Paid During the Reporting Period	$5,247,828
Portfolio Turnover Rate	48%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.6%
Ligand Pharmaceuticals, Inc.	4.1%
Brightsphere Investment Group, Inc.	3.6%
Roivant Sciences Ltd.	3.3%
US Foods Holding Corp.	2.8%
Health Catalyst, Inc.	2.7%
Howard Hughes Holdings, Inc.	2.5%
Element Solutions, Inc.	2.2%
Generac Holdings, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.3%
Communication Services	1.2%
Materials	5.2%
Real Estate	6.7%
Consumer Discretionary	7.7%
Consumer Staples	8.5%
Information Technology	13.7%
Industrials	16.0%
Financials	17.0%
Health Care	23.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.3%
OthersFootnote Reference†	41.8%
Construction & Engineering	3.7%
Food Products	4.0%
Banks	4.1%
Consumer Staples Distribution & Retail	4.5%
Communications Equipment	4.8%
Health Care Equipment & Supplies	5.7%
Software	6.8%
Pharmaceuticals	6.9%
Biotechnology	8.0%
Capital Markets	9.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	95.7%
Foreign Stocks	3.6%
Cash & Cash Equivalents	0.7%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Small Cap Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PXSIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PXWGX

Impax US Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.71%

How did the Fund perform last year?

The US Sustainable Economy Fund delivered strong absolute results in 2024 but lagged in a stronger US market. The portfolio’s underperformance was attributable to negative stock selection, along with disappointing sector positioning, mainly from challenges in Q4 from sustainability tools headwinds. Stock selection was weakest in Consumer Discretionary, Communication Services, and Utilities. Selection was more successful in Materials, Information Technology, and Real Estate.

The Fund’s use of the Impax sustainability tools was mixed in the period. The Systematic ESG score and Energy Efficiency exposure were negative, while Sustainable Lens exposure was positive.

Sector positioning is an outcome of the portfolio construction process rather than an active portfolio decision. Sector positioning detracted from performance over the quarter. The portfolio’s overweight positions in Real Estate, Health Care, and sustainable Materials names disappointed. Conversely, the underweight exposures to Energy and Consumer Staples added value alongside the emphasis on Information Technology.

Total Return Based on a Hypothetical $10,000 Investment

Impax US Sustainable Economy Fund Investor Class $29,018
S&P 500 Index $34,254
Russell 1000 Index $33,560
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax US Sustainable Economy Fund Investor Class $29,018	S&P 500 Index $34,254	Russell 1000 Index $33,560
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,220	$10,138	$10,092
12/31/2016	$10,860	$11,351	$11,308
12/31/2017	$13,237	$13,829	$13,761
12/31/2018	$12,650	$13,223	$13,102
12/31/2019	$16,082	$17,386	$17,220
12/31/2020	$18,228	$20,585	$20,830
12/31/2021	$23,699	$26,494	$26,340
12/31/2022	$19,374	$21,696	$21,302
12/31/2023	$24,099	$27,399	$26,953
12/31/2024	$29,018	$34,254	$33,560

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Investor Class	20.41%	12.52%	11.23%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87

* As of July 2024, the Fund added the S&P 500 Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The Russell 1000 Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$336,491,410
Total Number of Portfolio Holdings	134
Total Investment Advisory Fees Paid During the Reporting Period	$1,451,929
Portfolio Turnover Rate	45%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Apple, Inc.	6.9%
NVIDIA Corp.	6.7%
Microsoft Corp.	5.6%
Visa, Inc., A	2.4%
Mastercard, Inc., A	2.3%
Alphabet, Inc., A	2.3%
Broadcom, Inc.	2.2%
Union Pacific Corp.	1.8%
Gilead Sciences, Inc.	1.7%
Progressive Corp. (The)	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Information Technology
35.4%
Financials
14.2%
Health Care
12.8%
Industrials
9.7%
Consumer Discretionary
6.6%
Communication Services
6.0%
Real Estate
5.1%
Materials
4.3%
Utilities
2.2%
Consumer Staples
2.1%
Other assets and liabilities (net)
1.6%

Value	Value
Other assets and liabilities (net)	1.6%
Consumer Staples	2.1%
Utilities	2.2%
Materials	4.3%
Real Estate	5.1%
Communication Services	6.0%
Consumer Discretionary	6.6%
Industrials	9.7%
Health Care	12.8%
Financials	14.2%
Information Technology	35.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Semiconductors & Semiconductor Equipment
13.4%
Software
12.2%
Technology Hardware, Storage & Peripherals
7.2%
Financial Services
5.0%
Insurance
4.8%
Pharmaceuticals
4.2%
Chemicals
3.7%
Interactive Media & Services
3.7%
Building Products
3.4%
Biotechnology
2.9%
Others†
37.9%
Other assets and liabilities (net)
1.6%

Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference†	37.9%
Biotechnology	2.9%
Building Products	3.4%
Interactive Media & Services	3.7%
Chemicals	3.7%
Pharmaceuticals	4.2%
Insurance	4.8%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	12.2%
Semiconductors & Semiconductor Equipment	13.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	97.9%
Cash & Cash Equivalents	1.2%
Foreign Stocks	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax US Sustainable Economy Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PXWGX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Class A | PXGAX

Impax US Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.71%

How did the Fund perform last year?

The US Sustainable Economy Fund delivered strong absolute results in 2024 but lagged in a stronger US market. The portfolio’s underperformance was attributable to negative stock selection, along with disappointing sector positioning, mainly from challenges in Q4 from sustainability tools headwinds. Stock selection was weakest in Consumer Discretionary, Communication Services, and Utilities. Selection was more successful in Materials, Information Technology, and Real Estate.

The Fund’s use of the Impax sustainability tools was mixed in the period. The Systematic ESG score and Energy Efficiency exposure were negative, while Sustainable Lens exposure was positive.

Sector positioning is an outcome of the portfolio construction process rather than an active portfolio decision. Sector positioning detracted from performance over the quarter. The portfolio’s overweight positions in Real Estate, Health Care, and sustainable Materials names disappointed. Conversely, the underweight exposures to Energy and Consumer Staples added value alongside the emphasis on Information Technology.

Total Return Based on a Hypothetical $10,000 Investment

Impax US Sustainable Economy Fund Class A $27,492
S&P 500 Index $34,254
Russell 1000 Index $33,560
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax US Sustainable Economy Fund Class A $27,492	S&P 500 Index $34,254	Russell 1000 Index $33,560
12/31/2014	$9,450	$10,000	$10,000
12/31/2015	$9,661	$10,138	$10,092
12/31/2016	$10,264	$11,351	$11,308
12/31/2017	$12,518	$13,829	$13,761
12/31/2018	$11,963	$13,223	$13,102
12/31/2019	$15,203	$17,386	$17,220
12/31/2020	$17,229	$20,585	$20,830
12/31/2021	$22,396	$26,494	$26,340
12/31/2022	$18,312	$21,696	$21,302
12/31/2023	$22,779	$27,399	$26,953
12/31/2024	$27,492	$34,254	$33,560

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Class A	20.37%	12.51%	11.23%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87

* As of July 2024, the Fund added the S&P 500 Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The Russell 1000 Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$336,491,410
Total Number of Portfolio Holdings	134
Total Investment Advisory Fees Paid During the Reporting Period	$1,451,929
Portfolio Turnover Rate	45%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Apple, Inc.	6.9%
NVIDIA Corp.	6.7%
Microsoft Corp.	5.6%
Visa, Inc., A	2.4%
Mastercard, Inc., A	2.3%
Alphabet, Inc., A	2.3%
Broadcom, Inc.	2.2%
Union Pacific Corp.	1.8%
Gilead Sciences, Inc.	1.7%
Progressive Corp. (The)	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.6%
Consumer Staples	2.1%
Utilities	2.2%
Materials	4.3%
Real Estate	5.1%
Communication Services	6.0%
Consumer Discretionary	6.6%
Industrials	9.7%
Health Care	12.8%
Financials	14.2%
Information Technology	35.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference†	37.9%
Biotechnology	2.9%
Building Products	3.4%
Interactive Media & Services	3.7%
Chemicals	3.7%
Pharmaceuticals	4.2%
Insurance	4.8%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	12.2%
Semiconductors & Semiconductor Equipment	13.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	97.9%
Cash & Cash Equivalents	1.2%
Foreign Stocks	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax US Sustainable Economy Fund

Annual Shareholder Report

December 31, 2024

Class A: PXGAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/USSE.  You can find additional information about the Fund at https://impaxam.com/USSE. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PWGIX

Impax US Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.46%

How did the Fund perform last year?

The US Sustainable Economy Fund delivered strong absolute results in 2024 but lagged in a stronger US market. The portfolio’s underperformance was attributable to negative stock selection, along with disappointing sector positioning, mainly from challenges in Q4 from sustainability tools headwinds. Stock selection was weakest in Consumer Discretionary, Communication Services, and Utilities. Selection was more successful in Materials, Information Technology, and Real Estate.

The Fund’s use of the Impax sustainability tools was mixed in the period. The Systematic ESG score and Energy Efficiency exposure were negative, while Sustainable Lens exposure was positive.

Sector positioning is an outcome of the portfolio construction process rather than an active portfolio decision. Sector positioning detracted from performance over the quarter. The portfolio’s overweight positions in Real Estate, Health Care, and sustainable Materials names disappointed. Conversely, the underweight exposures to Energy and Consumer Staples added value alongside the emphasis on Information Technology.

Total Return Based on a Hypothetical $250,000 Investment

Impax US Sustainable Economy Fund (Institutional Class) $741,778
S&P 500 Index $856,351
Russell 1000 Index $838,991
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax US Sustainable Economy Fund (Institutional Class) $741,778	S&P 500 Index $856,351	Russell 1000 Index $838,991
12/31/2014	$250,000	$250,000	$250,000
12/31/2015	$256,258	$253,460	$252,294
12/31/2016	$272,899	$283,773	$282,705
12/31/2017	$333,525	$345,725	$344,015
12/31/2018	$319,648	$330,567	$327,557
12/31/2019	$407,295	$434,651	$430,496
12/31/2020	$462,572	$514,622	$520,742
12/31/2021	$602,947	$662,346	$658,504
12/31/2022	$494,385	$542,390	$532,552
12/31/2023	$616,248	$684,971	$673,834
12/31/2024	$741,778	$856,351	$838,991

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Institutional Class	20.69%	12.78%	11.51%
S&P 500 IndexFootnote Reference*	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87

* As of July 2024, the Fund added the S&P 500 Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The Russell 1000 Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$336,491,410
Total Number of Portfolio Holdings	134
Total Investment Advisory Fees Paid During the Reporting Period	$1,451,929
Portfolio Turnover Rate	45%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Apple, Inc.	6.9%
NVIDIA Corp.	6.7%
Microsoft Corp.	5.6%
Visa, Inc., A	2.4%
Mastercard, Inc., A	2.3%
Alphabet, Inc., A	2.3%
Broadcom, Inc.	2.2%
Union Pacific Corp.	1.8%
Gilead Sciences, Inc.	1.7%
Progressive Corp. (The)	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.6%
Consumer Staples	2.1%
Utilities	2.2%
Materials	4.3%
Real Estate	5.1%
Communication Services	6.0%
Consumer Discretionary	6.6%
Industrials	9.7%
Health Care	12.8%
Financials	14.2%
Information Technology	35.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.6%
OthersFootnote Reference†	37.9%
Biotechnology	2.9%
Building Products	3.4%
Interactive Media & Services	3.7%
Chemicals	3.7%
Pharmaceuticals	4.2%
Insurance	4.8%
Financial Services	5.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	12.2%
Semiconductors & Semiconductor Equipment	13.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	97.9%
Cash & Cash Equivalents	1.2%
Foreign Stocks	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax US Sustainable Economy Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PWGIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PAXDX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	0.87%

How did the Fund perform last year?

The Fund underperformed global equities as measured by the MSCI All Country World Index (Net) (ACWI). At a headline level, global equity markets were dominated by the US and mega-cap technology stocks, to which the Fund is underweight. Interest-rate sensitive Financials, which are also not held in the portfolio, also delivered a substantial portion of total index returns in 2024.

However, underperformance was not consistent across the year. A sharp pullback in August, combined with a rotation towards more defensive sectors including Utilities and Real Estate, saw the Fund keep pace with the index for much of Q3. Only a significant reappraisal of US inflation and the trajectory for interest rates prompted this to reverse. This was compounded by the re-election of Donald Trump as US president. It also dampened sentiment towards stocks that are likely to suffer under the new administration such as renewable independent power producers (IPPs), and makers of solar and wind equipment. While the Fund has modest exposure in these sub-sectors, negative investor sentiment was compounded by a shift up in bond yields, which also impacted the Fund’s Utilities holdings.

Total Return Based on a Hypothetical $10,000 Investment

Impax Global Sustainable Infrastructure Fund Investor Class $17,265
MSCI ACWI Index (Net) $22,956
FTSE Global Infrastructure Opportunities Index $16,694
25,000
20,000
15,000
10,000
5,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Global Sustainable Infrastructure Fund Investor Class $17,265	MSCI ACWI Index (Net) $22,956	FTSE Global Infrastructure Opportunities Index $16,694
12/16/2016	10,000	10,000	10,000
12/31/2016	9,911	9,997	10,056
06/30/2017	10,582	11,144	10,923
12/31/2017	11,818	12,394	11,702
06/30/2018	11,917	12,340	11,202
12/31/2018	11,320	11,227	10,663
06/30/2019	12,984	13,049	12,154
12/31/2019	14,246	14,213	12,965
06/30/2020	13,672	13,324	11,437
12/31/2020	16,275	16,523	13,443
06/30/2021	17,970	18,556	14,994
12/31/2021	18,532	19,586	15,389
06/30/2022	16,094	15,633	13,965
12/31/2022	16,042	15,989	13,998
06/30/2023	17,283	18,217	14,660
12/31/2023	17,538	19,539	15,419
06/30/2024	17,632	21,747	15,691
12/31/2024	17,265	22,956	16,694

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	-1.56%	3.91%	7.02%
MSCI ACWI Index (Net)Footnote Reference*	17.49	10.06	10.88
FTSE Global Infrastructure Opportunities Index	8.27	5.19	6.58

* As of July 2024, the Fund added the MSCI ACWI Index (Net) as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The FTSE Global Infrastructure Opportunities Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$88,239,706
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$582,839
Portfolio Turnover Rate	34%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
SSE plc	4.0%
Waste Management, Inc.	4.0%
Chemed Corp.	3.9%
Veolia Environnement SA	3.8%
Elisa OYJ	3.8%
Welltower, Inc.	3.7%
National Grid plc	3.7%
United Utilities Group plc	3.5%
Canadian Pacific Kansas City Ltd.	3.5%
American Tower Corp.	3.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Utilities
35.1%
Industrials
23.0%
Communication Services
14.1%
Real Estate
10.5%
Information Technology
6.2%
Health Care
3.9%
Financials
2.3%
Energy
1.5%
Materials
1.2%
Other assets and liabilities (net)
2.2%

Value	Value
Other assets and liabilities (net)	2.2%
Materials	1.2%
Energy	1.5%
Financials	2.3%
Health Care	3.9%
Information Technology	6.2%
Real Estate	10.5%
Communication Services	14.1%
Industrials	23.0%
Utilities	35.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

United States
41.5%
United Kingdom
17.4%
Canada
7.8%
Finland
5.3%
France
3.8%
Sweden
3.0%
Netherlands
3.0%
Spain
2.8%
Germany
2.6%
Japan
2.6%
Others‡
8.0%
Other assets and liabilities (net)
2.2%

Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	8.0%
Japan	2.6%
Germany	2.6%
Spain	2.8%
Netherlands	3.0%
Sweden	3.0%
France	3.8%
Finland	5.3%
Canada	7.8%
United Kingdom	17.4%
United States	41.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
Foreign Stocks	56.6%
U.S. Stocks	41.8%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Sustainable Infrastructure Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PAXDX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can find additional information about the Fund at https://impaxam.com/GSI. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PXDIX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.62%

How did the Fund perform last year?

The Fund underperformed global equities as measured by the MSCI All Country World Index (Net) (ACWI). At a headline level, global equity markets were dominated by the US and mega-cap technology stocks, to which the Fund is underweight. Interest-rate sensitive Financials, which are also not held in the portfolio, also delivered a substantial portion of total index returns in 2024.

However, underperformance was not consistent across the year. A sharp pullback in August, combined with a rotation towards more defensive sectors including Utilities and Real Estate, saw the Fund keep pace with the index for much of Q3. Only a significant reappraisal of US inflation and the trajectory for interest rates prompted this to reverse. This was compounded by the re-election of Donald Trump as US president. It also dampened sentiment towards stocks that are likely to suffer under the new administration such as renewable independent power producers (IPPs), and makers of solar and wind equipment. While the Fund has modest exposure in these sub-sectors, negative investor sentiment was compounded by a shift up in bond yields, which also impacted the Fund’s Utilities holdings.

Total Return Based on a Hypothetical $250,000 Investment

Impax Global Sustainable Infrastructure Fund (Institutional Class) $440,385
MSCI ACWI Index (Net) $573,912
FTSE Global Infrastructure Opportunities Index $417,358
600,000
550,000
500,000
450,000
400,000
350,000
300,000
250,000
200,000
150,000
100,000
50,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Global Sustainable Infrastructure Fund (Institutional Class) $440,385	MSCI ACWI Index (Net) $573,912	FTSE Global Infrastructure Opportunities Index $417,358
12/16/2016	$250,000	$250,000	$250,000
12/31/2016	$247,775	$249,928	$251,398
06/30/2017	$264,963	$278,612	$273,071
12/31/2017	$295,944	$309,841	$292,562
06/30/2018	$299,201	$308,500	$280,055
12/31/2018	$284,568	$280,672	$266,585
06/30/2019	$326,937	$326,215	$303,838
12/31/2019	$359,076	$355,323	$324,127
06/30/2020	$345,029	$333,107	$285,914
12/31/2020	$411,295	$413,080	$336,079
06/30/2021	$454,461	$463,900	$374,859
12/31/2021	$469,519	$489,655	$384,716
06/30/2022	$408,071	$390,834	$349,136
12/31/2022	$407,287	$399,734	$349,954
06/30/2023	$439,643	$455,435	$366,488
12/31/2023	$446,172	$488,483	$385,478
06/30/2024	$449,065	$543,685	$392,285
12/31/2024	$440,385	$573,912	$417,358

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	-1.30%	4.16%	7.29%
MSCI ACWI Index (Net)Footnote Reference*	17.49	10.06	10.88
FTSE Global Infrastructure Opportunities Index	8.27	5.19	6.58

* As of July 2024, the Fund added the MSCI ACWI Index (Net) as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The FTSE Global Infrastructure Opportunities Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$88,239,706
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$582,839
Portfolio Turnover Rate	34%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
SSE plc	4.0%
Waste Management, Inc.	4.0%
Chemed Corp.	3.9%
Veolia Environnement SA	3.8%
Elisa OYJ	3.8%
Welltower, Inc.	3.7%
National Grid plc	3.7%
United Utilities Group plc	3.5%
Canadian Pacific Kansas City Ltd.	3.5%
American Tower Corp.	3.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.2%
Materials	1.2%
Energy	1.5%
Financials	2.3%
Health Care	3.9%
Information Technology	6.2%
Real Estate	10.5%
Communication Services	14.1%
Industrials	23.0%
Utilities	35.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	8.0%
Japan	2.6%
Germany	2.6%
Spain	2.8%
Netherlands	3.0%
Sweden	3.0%
France	3.8%
Finland	5.3%
Canada	7.8%
United Kingdom	17.4%
United States	41.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
Foreign Stocks	56.6%
U.S. Stocks	41.8%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Sustainable Infrastructure Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PXDIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GO.  You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PAXGX

Impax Global Opportunities Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.23%

How did the Fund perform last year?

In 2024, the Fund rose in absolute terms but underperformed versus the MSCI All Country World Index (Net) (ACWI). Financials and Information Technology holdings were weak on a relative basis. In Financials, the Fund holdings rallied, but did not keep pace with the more interest rate-sensitive banks that have driven sector returns. In general, portfolio holdings are focused on insurance companies and service companies. In Information Technology, Fund holdings also tended to lag strong returns in the sector as the Fund’s semiconductor-related exposure experienced profit taking. However, the investment team remains positive in onshoring trends that are supporting investment in new semiconductor facilities.

Good relative performance came from the Fund’s Industrials holdings. Companies in the sector delivering energy and resource efficiency solutions and businesses that are part of the sharing economy, benefited from growth in end markets and strong pricing. In Health Care, med-tech companies have performed well as resilient demand and product innovation have driven revenue growth. The portfolio’s position in Consumer Staples also performed well, backed by solid earnings delivery and growing end markets.

Total Return Based on a Hypothetical $10,000 Investment

Impax Global Opportunities Fund Investor Class $17,754
MSCI ACW Index (Net) $18,747
Lipper Global Large Cap Growth Funds Index $19,106
20,000
15,000
10,000
5,000
0
06/27/2018
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Global Opportunities Fund Investor Class $17,754	MSCI ACW Index (Net) $18,747	Lipper Global Large Cap Growth Funds Index $19,106
06/27/2018	10,000	10,000	10,000
06/30/2018	9,970	10,077	10,118
12/31/2018	9,180	9,168	9,312
06/30/2019	11,511	10,656	11,130
12/31/2019	12,256	11,607	12,091
06/30/2020	11,981	10,881	12,367
12/31/2020	15,045	13,493	15,385
06/30/2021	16,328	15,154	17,016
12/31/2021	17,858	15,995	17,701
06/30/2022	13,658	12,767	12,743
12/31/2022	14,526	13,058	12,849
06/30/2023	16,312	14,877	15,231
12/31/2023	16,727	15,957	16,255
06/30/2024	17,627	17,760	18,369
12/31/2024	17,754	18,747	19,106

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (6/27/18)
Investor Class - (Incorp June 27, 2018)	6.14%	7.69%	9.21%
MSCI ACW Index (Net)	17.49	10.06	9.80
Lipper Global Large Cap Growth Funds Index	17.54	9.58	10.44

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$125,995,694
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$904,233
Portfolio Turnover Rate	32%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.5%
Mastercard, Inc., A	4.3%
Boston Scientific Corp.	4.0%
Alcon AG	3.8%
Linde plc	3.5%
Marsh & McLennan Cos., Inc.	3.3%
Schneider Electric SE	3.3%
NVIDIA Corp.	3.3%
Thermo Fisher Scientific, Inc.	3.3%
Cadence Design Systems, Inc.	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Financials
25.4%
Information Technology
24.9%
Health Care
15.8%
Industrials
13.8%
Materials
8.3%
Consumer Staples
8.1%
Communication Services
1.6%
Consumer Discretionary
1.1%
Other assets and liabilities (net)
1.0%

Value	Value
Other assets and liabilities (net)	1.0%
Consumer Discretionary	1.1%
Communication Services	1.6%
Consumer Staples	8.1%
Materials	8.3%
Industrials	13.8%
Health Care	15.8%
Information Technology	24.9%
Financials	25.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

United States
61.6%
United Kingdom
10.0%
Switzerland
6.3%
Japan
4.4%
Netherlands
3.1%
Bermuda
2.7%
Hong Kong
2.6%
India
2.1%
Ireland
2.0%
Portugal
1.6%
Others‡
2.6%
Other assets and liabilities (net)
1.0%

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference‡	2.6%
Portugal	1.6%
Ireland	2.0%
India	2.1%
Hong Kong	2.6%
Bermuda	2.7%
Netherlands	3.1%
Japan	4.4%
Switzerland	6.3%
United Kingdom	10.0%
United States	61.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	61.6%
Foreign Stocks	37.4%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Opportunities Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PAXGX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GO.  You can find additional information about the Fund at https://impaxam.com/GO. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PXGOX

Impax Global Opportunities Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.98%

How did the Fund perform last year?

In 2024, the Fund rose in absolute terms but underperformed versus the MSCI All Country World Index (Net) (ACWI). Financials and Information Technology holdings were weak on a relative basis. In Financials, the Fund holdings rallied, but did not keep pace with the more interest rate-sensitive banks that have driven sector returns. In general, portfolio holdings are focused on insurance companies and service companies. In Information Technology, Fund holdings also tended to lag strong returns in the sector as the Fund’s semiconductor-related exposure experienced profit taking. However, the investment team remains positive in onshoring trends that are supporting investment in new semiconductor facilities.

Good relative performance came from the Fund’s Industrials holdings. Companies in the sector delivering energy and resource efficiency solutions and businesses that are part of the sharing economy, benefited from growth in end markets and strong pricing. In Health Care, med-tech companies have performed well as resilient demand and product innovation have driven revenue growth. The portfolio’s position in Consumer Staples also performed well, backed by solid earnings delivery and growing end markets.

Total Return Based on a Hypothetical $250,000 Investment

Impax Global Opportunities Fund (Institutional Class) $450,315
MSCI ACW Index (Net) $468,678
Lipper Global Large Cap Growth Funds Index $477,652
500,000
450,000
400,000
350,000
300,000
250,000
200,000
150,000
100,000
50,000
0
06/27/2018
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Global Opportunities Fund (Institutional Class) $450,315	MSCI ACW Index (Net) $468,678	Lipper Global Large Cap Growth Funds Index $477,652
06/27/2018	$250,000	$250,000	$250,000
06/30/2018	$249,250	$251,932	$252,958
12/31/2018	$229,500	$229,204	$232,787
06/30/2019	$287,933	$266,400	$278,239
12/31/2019	$306,895	$290,169	$302,287
06/30/2020	$300,523	$272,027	$309,179
12/31/2020	$377,840	$337,336	$384,624
06/30/2021	$410,562	$378,839	$425,407
12/31/2021	$449,488	$399,870	$442,533
06/30/2022	$344,328	$319,170	$318,583
12/31/2022	$366,380	$326,438	$321,218
06/30/2023	$412,216	$371,925	$380,764
12/31/2023	$423,176	$398,913	$406,383
06/30/2024	$446,586	$443,994	$459,235
12/31/2024	$450,315	$468,678	$477,652

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (6/27/18)
Institutional Class - (Incorp June 27, 2018)	6.41%	7.96%	9.45%
MSCI ACW Index (Net)	17.49	10.06	9.80
Lipper Global Large Cap Growth Funds Index	17.54	9.58	10.44

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$125,995,694
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$904,233
Portfolio Turnover Rate	32%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.5%
Mastercard, Inc., A	4.3%
Boston Scientific Corp.	4.0%
Alcon AG	3.8%
Linde plc	3.5%
Marsh & McLennan Cos., Inc.	3.3%
Schneider Electric SE	3.3%
NVIDIA Corp.	3.3%
Thermo Fisher Scientific, Inc.	3.3%
Cadence Design Systems, Inc.	3.0%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.0%
Consumer Discretionary	1.1%
Communication Services	1.6%
Consumer Staples	8.1%
Materials	8.3%
Industrials	13.8%
Health Care	15.8%
Information Technology	24.9%
Financials	25.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference‡	2.6%
Portugal	1.6%
Ireland	2.0%
India	2.1%
Hong Kong	2.6%
Bermuda	2.7%
Netherlands	3.1%
Japan	4.4%
Switzerland	6.3%
United Kingdom	10.0%
United States	61.6%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	61.6%
Foreign Stocks	37.4%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Opportunities Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PXGOX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PGRNX

Impax Global Environmental Markets Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.14%

How did the Fund perform last year?

Fund returns advanced higher in 2024 but underperformed the MSCI All Country World Index (Net) (ACWI). Market returns were driven by the largest stocks in the benchmark, creating a challenging environment given the Fund’s underweight exposure to mega caps.

Security selection within Information Technology and Consumer Discretionary was the primary driver of underperformance. While the Fund’s Information Technology exposure performed well in absolute terms, holdings failed to keep pace with the index. This was largely driven by a lack of mega cap exposure as well as relative weakness from holdings exposed to the semiconductor value chain. Within Consumer Discretionary, near-term concerns around the outlook for EV adoption negatively impacted the share price for the Fund’s auto component manufacturing holdings. Industrials were a bright spot amid strong earnings delivery and optimistic guidance. This was evident across several sub-sectors including Construction Rental Equipment, Waste & Recycling, and HVAC Equipment & Technology.

Sector allocation also detracted from performance during the period with the Fund suffering from a structural overweight exposure to underperforming sectors including Materials and Industrials.

Total Return Based on a Hypothetical $10,000 Investment

Impax Global Environmental Markets Fund Investor Class $21,875
MSCI ACWI Index (Net) $24,183
FTSE Environmental Opportunities Index $31,456
Lipper Global Multi-Cap Core Funds Index $21,786
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Global Environmental Markets Fund Investor Class $21,875	MSCI ACWI Index (Net) $24,183	FTSE Environmental Opportunities Index $31,456	Lipper Global Multi-Cap Core Funds Index $21,786
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,855	$9,764	$9,808	$9,927
12/31/2016	$10,902	$10,531	$10,953	$10,760
12/31/2017	$13,782	$13,056	$14,350	$13,187
12/31/2018	$11,810	$11,827	$12,543	$11,768
12/31/2019	$15,086	$14,973	$16,498	$14,615
12/31/2020	$18,965	$17,406	$23,073	$16,843
12/31/2021	$23,128	$20,633	$27,794	$19,893
12/31/2022	$17,897	$16,844	$21,095	$16,336
12/31/2023	$20,859	$20,584	$26,937	$19,459
12/31/2024	$21,875	$24,183	$31,456	$21,786

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Investor Class	4.87%	7.71%	8.14%
MSCI ACWI Index (Net)	17.49	10.06	9.23
FTSE Environmental Opportunities Index	16.78	13.78	12.14
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$2,281,847,908
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$18,232,463
Portfolio Turnover Rate	30%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.4%
Agilent Technologies, Inc.	4.3%
Waste Management, Inc.	4.0%
Linde plc	4.0%
Waters Corp.	3.3%
Air Liquide SA	3.2%
Schneider Electric SE	3.0%
Siemens AG	2.8%
NVIDIA Corp.	2.7%
Texas Instruments, Inc.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Smart Environment
34.7%
New Energy
22.4%
Water
16.5%
Circular Economy
10.4%
Sustainable Food
9.0%
Clean and Efficient Transport
6.1%
Other assets and liabilities (net)
0.9%

Value	Value
Other assets and liabilities (net)	0.9%
Clean and Efficient Transport	6.1%
Sustainable Food	9.0%
Circular Economy	10.4%
Water	16.5%
New Energy	22.4%
Smart Environment	34.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

United States
64.1%
Germany
6.3%
Switzerland
6.3%
France
5.6%
United Kingdom
4.5%
Taiwan
4.3%
Ireland
2.1%
Bermuda
2.0%
Netherlands
1.7%
Jersey
1.3%
Others‡
0.9%
Other assets and liabilities (net)
0.9%

Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	0.9%
Jersey	1.3%
Netherlands	1.7%
Bermuda	2.0%
Ireland	2.1%
Taiwan	4.3%
United Kingdom	4.5%
France	5.6%
Switzerland	6.3%
Germany	6.3%
United States	64.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	64.0%
Foreign Stocks	35.1%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Environmental Markets Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PGRNX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Class A | PXEAX

Impax Global Environmental Markets Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.14%

How did the Fund perform last year?

Fund returns advanced higher in 2024 but underperformed the MSCI All Country World Index (Net) (ACWI). Market returns were driven by the largest stocks in the benchmark, creating a challenging environment given the Fund’s underweight exposure to mega caps.

Security selection within Information Technology and Consumer Discretionary was the primary driver of underperformance. While the Fund’s Information Technology exposure performed well in absolute terms, holdings failed to keep pace with the index. This was largely driven by a lack of mega cap exposure as well as relative weakness from holdings exposed to the semiconductor value chain. Within Consumer Discretionary, near-term concerns around the outlook for EV adoption negatively impacted the share price for the Fund’s auto component manufacturing holdings. Industrials were a bright spot amid strong earnings delivery and optimistic guidance. This was evident across several sub-sectors including Construction Rental Equipment, Waste & Recycling, and HVAC Equipment & Technology.

Sector allocation also detracted from performance during the period with the Fund suffering from a structural overweight exposure to underperforming sectors including Materials and Industrials.

Total Return Based on a Hypothetical $10,000 Investment

Impax Global Environmental Markets Fund Class A $20,672
MSCI ACWI Index (Net) $24,183
FTSE Environmental Opportunities Index $31,456
Lipper Global Multi-Cap Core Funds Index $21,786
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Global Environmental Markets Fund Class A $20,672	MSCI ACWI Index (Net) $24,183	FTSE Environmental Opportunities Index $31,456	Lipper Global Multi-Cap Core Funds Index $21,786
12/31/2014	$9,450	$10,000	$10,000	$10,000
12/31/2015	$9,314	$9,764	$9,808	$9,927
12/31/2016	$10,303	$10,531	$10,953	$10,760
12/31/2017	$13,029	$13,056	$14,350	$13,187
12/31/2018	$11,162	$11,827	$12,543	$11,768
12/31/2019	$14,261	$14,973	$16,498	$14,615
12/31/2020	$17,923	$17,406	$23,073	$16,843
12/31/2021	$21,847	$20,633	$27,794	$19,893
12/31/2022	$16,914	$16,844	$21,095	$16,336
12/31/2023	$19,718	$20,584	$26,937	$19,459
12/31/2024	$20,672	$24,183	$31,456	$21,786

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Class A	4.84%	7.70%	8.14%
MSCI ACWI Index (Net)	17.49	10.06	9.23
FTSE Environmental Opportunities Index	16.78	13.78	12.14
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$2,281,847,908
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$18,232,463
Portfolio Turnover Rate	30%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.4%
Agilent Technologies, Inc.	4.3%
Waste Management, Inc.	4.0%
Linde plc	4.0%
Waters Corp.	3.3%
Air Liquide SA	3.2%
Schneider Electric SE	3.0%
Siemens AG	2.8%
NVIDIA Corp.	2.7%
Texas Instruments, Inc.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
Clean and Efficient Transport	6.1%
Sustainable Food	9.0%
Circular Economy	10.4%
Water	16.5%
New Energy	22.4%
Smart Environment	34.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	0.9%
Jersey	1.3%
Netherlands	1.7%
Bermuda	2.0%
Ireland	2.1%
Taiwan	4.3%
United Kingdom	4.5%
France	5.6%
Switzerland	6.3%
Germany	6.3%
United States	64.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	64.0%
Foreign Stocks	35.1%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Environmental Markets Fund

Annual Shareholder Report

December 31, 2024

Class A: PXEAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GEM.  You can find additional information about the Fund at https://impaxam.com/GEM. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PGINX

Impax Global Environmental Markets Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.89%

How did the Fund perform last year?

Fund returns advanced higher in 2024 but underperformed the MSCI All Country World Index (Net) (ACWI). Market returns were driven by the largest stocks in the benchmark, creating a challenging environment given the Fund’s underweight exposure to mega caps.

Security selection within Information Technology and Consumer Discretionary was the primary driver of underperformance. While the Fund’s Information Technology exposure performed well in absolute terms, holdings failed to keep pace with the index. This was largely driven by a lack of mega cap exposure as well as relative weakness from holdings exposed to the semiconductor value chain. Within Consumer Discretionary, near-term concerns around the outlook for EV adoption negatively impacted the share price for the Fund’s auto component manufacturing holdings. Industrials were a bright spot amid strong earnings delivery and optimistic guidance. This was evident across several sub-sectors including Construction Rental Equipment, Waste & Recycling, and HVAC Equipment & Technology.

Sector allocation also detracted from performance during the period with the Fund suffering from a structural overweight exposure to underperforming sectors including Materials and Industrials.

Total Return Based on a Hypothetical $250,000 Investment

Impax Global Environmental Markets Fund (Institutional Class) $560,931
MSCI ACWI Index (Net) $604,586
FTSE Environmental Opportunities Index $786,399
Lipper Global Multi-Cap Core Funds Index $544,656
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Global Environmental Markets Fund (Institutional Class) $560,931	MSCI ACWI Index (Net) $604,586	FTSE Environmental Opportunities Index $786,399	Lipper Global Multi-Cap Core Funds Index $544,656
12/31/2014	$250,000	$250,000	$250,000	$250,000
12/31/2015	$246,978	$244,090	$245,189	$248,180
12/31/2016	$273,926	$263,286	$273,830	$269,001
12/31/2017	$347,302	$326,401	$358,759	$329,664
12/31/2018	$298,091	$295,673	$313,577	$294,189
12/31/2019	$382,051	$374,314	$412,451	$365,363
12/31/2020	$481,367	$435,158	$576,836	$421,070
12/31/2021	$588,362	$515,825	$694,838	$497,321
12/31/2022	$456,643	$421,099	$527,376	$408,394
12/31/2023	$533,599	$514,591	$673,424	$486,480
12/31/2024	$560,931	$604,586	$786,399	$544,656

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Institutional Class	5.12%	7.97%	8.41%
MSCI ACWI Index (Net)	17.49	10.06	9.23
FTSE Environmental Opportunities Index	16.78	13.78	12.14
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$2,281,847,908
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$18,232,463
Portfolio Turnover Rate	30%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	4.4%
Agilent Technologies, Inc.	4.3%
Waste Management, Inc.	4.0%
Linde plc	4.0%
Waters Corp.	3.3%
Air Liquide SA	3.2%
Schneider Electric SE	3.0%
Siemens AG	2.8%
NVIDIA Corp.	2.7%
Texas Instruments, Inc.	2.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
Clean and Efficient Transport	6.1%
Sustainable Food	9.0%
Circular Economy	10.4%
Water	16.5%
New Energy	22.4%
Smart Environment	34.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference‡	0.9%
Jersey	1.3%
Netherlands	1.7%
Bermuda	2.0%
Ireland	2.1%
Taiwan	4.3%
United Kingdom	4.5%
France	5.6%
Switzerland	6.3%
Germany	6.3%
United States	64.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	64.0%
Foreign Stocks	35.1%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Environmental Markets Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PGINX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSL.  You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | IGSLX

Impax Global Social Leaders Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.23%

How did the Fund perform last year?

The portfolio rose in absolute terms but underperformed its benchmark, the MSCI All Country World Index (Net) (ACWI). In the first half of the year, market performance was concentrated among the mega-caps, where the portfolio is underweight. However, in Q3 the portfolio outperformed as market breadth improved and investor focus shifted to companies delivering quality-earnings growth. Q4 was particularly challenging as the US election outcome resulted in market rotation, and leadership was dominated by larger tech companies, interest rate-sensitive financials, and certain cyclical sectors.

On a relative basis, both sector allocation and stock selection detracted. On a relative basis, being overweight in the Health Care sector and being underweight in the Information Technology sector created a headwind to Fund performance, however, this was slightly offset by strong stock selection within those sectors. At a sector level, a lack of exposure to Energy and minimal exposure to Materials was positive.

In aggregate, Financial's performance was the largest detractor over the year. Consumer Discretionary holdings lagged sector returns, which was dominated by Tesla. Lack of exposure to mega caps in Communications and the overweight to Consumer Staples also acted as drags on performance.

Total Return Based on a Hypothetical $10,000 Investment

Impax Global Social Leaders Fund Investor Class $11,437
MSCI ACWI Index (Net) $12,313
Lipper Global Multi-Cap Growth Funds Index $12,429
15,000
10,000
5,000
0
11/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Global Social Leaders Fund Investor Class $11,437	MSCI ACWI Index (Net) $12,313	Lipper Global Multi-Cap Growth Funds Index $12,429
11/30/2023	10,000	10,000	10,000
12/31/2023	10,530	10,480	10,636
06/30/2024	11,007	11,665	11,625
12/31/2024	11,437	12,313	12,429

Average Annual Total Returns as of December 31, 2024

	1 Year	Since Inception (11/30/23)
Investor Class - (Incorp November 30, 2023)	8.61%	13.19%
MSCI ACWI Index (Net)	17.49	21.18
Lipper Global Multi-Cap Growth Funds Index	16.85	22.13

This performance line graph and table show the average annual total returns of the Fund for the past one- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$1,813,108
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	30%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	5.6%
eBay, Inc.	4.5%
Intuit, Inc.	4.0%
ServiceNow, Inc.	3.8%
Halma plc	3.5%
Recruit Holdings Co. Ltd.	3.4%
Alcon AG	3.2%
MercadoLibre, Inc.	3.0%
Legal & General Group plc	2.9%
Danone SA	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Information Technology 19.3%
Consumer Discretionary 17.6%
Health Care 17.3%
Financials 16.5%
Industrials 8.3%
Consumer Staples 8.2%
Real Estate 6.2%
Utilities 2.1%
Communication Services 1.3%
Other assets and liabilities (net) 3.2%

Value	Value
Other assets and liabilities (net)	3.2%
Communication Services	1.3%
Utilities	2.1%
Real Estate	6.2%
Consumer Staples	8.2%
Industrials	8.3%
Financials	16.5%
Health Care	17.3%
Consumer Discretionary	17.6%
Information Technology	19.3%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

United States
55.0%
United Kingdom
10.1%
Netherlands
4.6%
Hong Kong
3.8%
Japan
3.4%
Brazil
3.0%
France
2.7%
India
2.1%
Sweden
1.7%
Ireland
1.6%
Others‡
8.8%
Other assets and liabilities (net)
3.2%

Value	Value
Other assets and liabilities (net)	3.2%
OthersFootnote Reference‡	8.8%
Ireland	1.6%
Sweden	1.7%
India	2.1%
France	2.7%
Brazil	3.0%
Japan	3.4%
Hong Kong	3.8%
Netherlands	4.6%
United Kingdom	10.1%
United States	55.0%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	54.1%
Foreign Stocks	41.1%
Cash & Cash Equivalents	4.8%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Social Leaders Fund

Annual Shareholder Report

December 31, 2024

Investor Class: IGSLX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSL.  You can find additional information about the Fund at https://impaxam.com/GSL. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | IGSIX

Impax Global Social Leaders Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.98%

How did the Fund perform last year?

The portfolio rose in absolute terms but underperformed its benchmark, the MSCI All Country World Index (Net) (ACWI). In the first half of the year, market performance was concentrated among the mega-caps, where the portfolio is underweight. However, in Q3 the portfolio outperformed as market breadth improved and investor focus shifted to companies delivering quality-earnings growth. Q4 was particularly challenging as the US election outcome resulted in market rotation, and leadership was dominated by larger tech companies, interest rate-sensitive financials, and certain cyclical sectors.

On a relative basis, both sector allocation and stock selection detracted. On a relative basis, being overweight in the Health Care sector and being underweight in the Information Technology sector created a headwind to Fund performance, however, this was slightly offset by strong stock selection within those sectors. At a sector level, a lack of exposure to Energy and minimal exposure to Materials was positive.

In aggregate, Financial's performance was the largest detractor over the year. Consumer Discretionary holdings lagged sector returns, which was dominated by Tesla. Lack of exposure to mega caps in Communications and the overweight to Consumer Staples also acted as drags on performance.

Total Return Based on a Hypothetical $250,000 Investment

Impax Global Social Leaders Fund (Institutional Class) $286,889
MSCI ACWI Index (Net) $307,830
Lipper Global Multi-Cap Growth Funds Index $310,713
350,000
300,000
250,000
200,000
150,000
100,000
50,000
0
11/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Global Social Leaders Fund (Institutional Class) $286,889	MSCI ACWI Index (Net) $307,830	Lipper Global Multi-Cap Growth Funds Index $310,713
11/30/2023	$250,000	$250,000	$250,000
12/31/2023	$263,500	$262,008	$265,911
06/30/2024	$275,591	$291,617	$290,635
12/31/2024	$286,889	$307,830	$310,713

Average Annual Total Returns as of December 31, 2024

	1 Year	Since Inception (11/30/23)
Institutional Class - (Incorp November 30, 2023)	8.88%	13.55%
MSCI ACWI Index (Net)	17.49	21.18
Lipper Global Multi-Cap Growth Funds Index	16.85	22.13

This performance line graph and table show the average annual total returns of the Fund for the past one- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$1,813,108
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	30%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	5.6%
eBay, Inc.	4.5%
Intuit, Inc.	4.0%
ServiceNow, Inc.	3.8%
Halma plc	3.5%
Recruit Holdings Co. Ltd.	3.4%
Alcon AG	3.2%
MercadoLibre, Inc.	3.0%
Legal & General Group plc	2.9%
Danone SA	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	3.2%
Communication Services	1.3%
Utilities	2.1%
Real Estate	6.2%
Consumer Staples	8.2%
Industrials	8.3%
Financials	16.5%
Health Care	17.3%
Consumer Discretionary	17.6%
Information Technology	19.3%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	3.2%
OthersFootnote Reference‡	8.8%
Ireland	1.6%
Sweden	1.7%
India	2.1%
France	2.7%
Brazil	3.0%
Japan	3.4%
Hong Kong	3.8%
Netherlands	4.6%
United Kingdom	10.1%
United States	55.0%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Stocks	54.1%
Foreign Stocks	41.1%
Cash & Cash Equivalents	4.8%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Global Social Leaders Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: IGSIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/ISE.  You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PXINX

Impax International Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	0.70%

How did the Fund perform last year?

The portfolio outperformed the MSCI EAFE Index (Net) in 2024 driven by strong allocation effects resulting from the integration of sustainability tools into the investment process. Overall stock selection was marginally positive. The sustainability tools driving the portfolio’s sector weightings added value in the period, and the portfolio’s Sustainability Lens profile contributed positively to returns. The portfolio’s tilt towards securities with higher ESG scores was a tailwind as stocks with scores in the top quartiles performed well. The portfolio’s energy efficiency approach was a positive contributor in the period.

From a stock selection perspective, the portfolio saw the strongest results from positions in the Consumer Staples, Materials, and Industrials sectors. Security selection proved weaker in Communication Services, Consumer Discretionary, and Financials.

At the sector allocation level, the portfolio saw the most value added from the underweight exposures to Energy and Materials, along with the overweight to Financials. Conversely, the overweights to Information Technology and Health Care were headwinds to performance, as was the underweight to Consumer Discretionary.

Total Return Based on a Hypothetical $10,000 Investment

Impax International Sustainable Economy Fund Investor Class $15,326
MSCI EAFE Index (Net) $15,785
MSCI EAFE ESG Leaders Index (Net) $15,977
Lipper International Large-Cap Core Funds Index $15,017
20,000
15,000
10,000
5,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax International Sustainable Economy Fund Investor Class $15,326	MSCI EAFE Index (Net) $15,785	MSCI EAFE ESG Leaders Index (Net) $15,977	Lipper International Large-Cap Core Funds Index $15,017
12/31/2014	$9,414	$9,510	$9,562	$9,522
12/31/2015	$9,499	$9,432	$9,783	$9,216
12/31/2016	$9,324	$9,527	$9,739	$9,459
12/31/2017	$11,469	$11,912	$12,015	$11,868
12/31/2018	$9,962	$10,269	$10,403	$10,038
12/31/2019	$12,231	$12,530	$12,888	$12,102
12/31/2020	$13,516	$13,509	$14,235	$12,712
12/31/2021	$14,987	$15,031	$15,842	$14,258
12/31/2022	$12,290	$12,858	$13,150	$12,340
12/31/2023	$14,615	$15,204	$15,625	$14,415
12/31/2024	$15,326	$15,785	$15,977	$15,017

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Investor Class	4.87%	4.61%	4.99%
MSCI EAFE Index (Net)	3.82	4.73	5.20
MSCI EAFE ESG Leaders Index (Net)	2.25	4.37	5.26
Lipper International Large-Cap Core Funds Index	4.18	4.41	4.66

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$1,225,304,146
Total Number of Portfolio Holdings	140
Total Investment Advisory Fees Paid During the Reporting Period	$5,430,884
Portfolio Turnover Rate	46%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Novartis AG	2.7%
AstraZeneca plc	2.4%
HSBC Holdings plc	2.3%
Schneider Electric SE	2.3%
Iberdrola SA	2.0%
ASML Holding NV	2.0%
Novo Nordisk A/S, B	2.0%
RELX plc	1.8%
Hitachi Ltd.	1.8%
BNP Paribas SA	1.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Financials
24.3%
Industrials
17.3%
Health Care
14.2%
Information Technology
12.2%
Consumer Staples
8.5%
Communication Services
7.7%
Consumer Discretionary
5.6%
Utilities
3.9%
Materials
2.6%
Real Estate
1.5%
Other assets and liabilities (net)
2.2%

Value	Value
Other assets and liabilities (net)	2.2%
Real Estate	1.5%
Materials	2.6%
Utilities	3.9%
Consumer Discretionary	5.6%
Communication Services	7.7%
Consumer Staples	8.5%
Information Technology	12.2%
Health Care	14.2%
Industrials	17.3%
Financials	24.3%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

Japan
22.1%
United Kingdom
14.2%
Germany
8.4%
France
8.3%
Switzerland
8.1%
Australia
5.8%
United States
5.2%
Netherlands
4.0%
Sweden
3.6%
Denmark
3.2%
Others‡
14.9%
Other assets and liabilities (net)
2.2%

Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	14.9%
Denmark	3.2%
Sweden	3.6%
Netherlands	4.0%
United States	5.2%
Australia	5.8%
Switzerland	8.1%
France	8.3%
Germany	8.4%
United Kingdom	14.2%
Japan	22.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
Foreign Stocks	93.2%
U.S. Stocks	5.2%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax International Sustainable Economy Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PXINX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/ISE.  You can find additional information about the Fund at https://impaxam.com/ISE. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PXNIX

Impax International Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.45%

How did the Fund perform last year?

The portfolio outperformed the MSCI EAFE Index (Net) in 2024 driven by strong allocation effects resulting from the integration of sustainability tools into the investment process. Overall stock selection was marginally positive. The sustainability tools driving the portfolio’s sector weightings added value in the period, and the portfolio’s Sustainability Lens profile contributed positively to returns. The portfolio’s tilt towards securities with higher ESG scores was a tailwind as stocks with scores in the top quartiles performed well. The portfolio’s energy efficiency approach was a positive contributor in the period.

From a stock selection perspective, the portfolio saw the strongest results from positions in the Consumer Staples, Materials, and Industrials sectors. Security selection proved weaker in Communication Services, Consumer Discretionary, and Financials.

At the sector allocation level, the portfolio saw the most value added from the underweight exposures to Energy and Materials, along with the overweight to Financials. Conversely, the overweights to Information Technology and Health Care were headwinds to performance, as was the underweight to Consumer Discretionary.

Total Return Based on a Hypothetical $250,000 Investment

Impax International Sustainable Economy Fund (Institutional Class) $394,188
MSCI EAFE Index (Net) $394,620
MSCI EAFE ESG Leaders Index (Net) $399,436
Lipper International Large-Cap Core Funds Index $375,434
400,000
350,000
300,000
250,000
200,000
150,000
100,000
50,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax International Sustainable Economy Fund (Institutional Class) $394,188	MSCI EAFE Index (Net) $394,620	MSCI EAFE ESG Leaders Index (Net) $399,436	Lipper International Large-Cap Core Funds Index $375,434
12/31/2014	$236,284	$237,746	$239,054	$238,038
12/31/2015	$239,032	$235,810	$244,578	$230,390
12/31/2016	$235,131	$238,169	$243,478	$236,479
12/31/2017	$290,013	$297,793	$300,378	$296,697
12/31/2018	$252,591	$256,726	$260,084	$250,952
12/31/2019	$310,709	$313,243	$322,192	$302,551
12/31/2020	$344,195	$337,726	$355,875	$317,792
12/31/2021	$382,718	$375,765	$396,053	$356,443
12/31/2022	$314,611	$321,460	$328,750	$308,488
12/31/2023	$375,281	$380,088	$390,629	$360,378
12/31/2024	$394,188	$394,620	$399,436	$375,434

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Institutional Class	5.04%	4.87%	5.25%
MSCI EAFE Index (Net)	3.82	4.73	5.20
MSCI EAFE ESG Leaders Index (Net)	2.25	4.37	5.26
Lipper International Large-Cap Core Funds Index	4.18	4.41	4.66

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$1,225,304,146
Total Number of Portfolio Holdings	140
Total Investment Advisory Fees Paid During the Reporting Period	$5,430,884
Portfolio Turnover Rate	46%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Novartis AG	2.7%
AstraZeneca plc	2.4%
HSBC Holdings plc	2.3%
Schneider Electric SE	2.3%
Iberdrola SA	2.0%
ASML Holding NV	2.0%
Novo Nordisk A/S, B	2.0%
RELX plc	1.8%
Hitachi Ltd.	1.8%
BNP Paribas SA	1.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.2%
Real Estate	1.5%
Materials	2.6%
Utilities	3.9%
Consumer Discretionary	5.6%
Communication Services	7.7%
Consumer Staples	8.5%
Information Technology	12.2%
Health Care	14.2%
Industrials	17.3%
Financials	24.3%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2024Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.2%
OthersFootnote Reference‡	14.9%
Denmark	3.2%
Sweden	3.6%
Netherlands	4.0%
United States	5.2%
Australia	5.8%
Switzerland	8.1%
France	8.3%
Germany	8.4%
United Kingdom	14.2%
Japan	22.1%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
Foreign Stocks	93.2%
U.S. Stocks	5.2%
Cash & Cash Equivalents	1.6%
Footnote	Description
Footnote ^	Percent of Investments.

Impax International Sustainable Economy Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PXNIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/CB.  You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PAXBX

Impax Core Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.72%

How did the Fund perform last year?

The Fund outperformed its benchmark during 2024. Security selection was a main driver of performance during the period, although allocation decisions also contributed to outperformance.

The underweight allocation to US Treasuries in favor of overweights to Corporates, Government-Related and Securitized products all contributed. Security selection among Securitized products was the main contributor to Fund performance over the period, most notably within the agency mortgage-backed securities (MBS) segment. Security selection within the capital goods, consumer non-cyclical and technology sectors bolstered returns. The contribution from the capital goods sector was notable as the Fund holds a small number of lower-rated companies which all benefited from the increase in risk appetite over the period.

Security selection among US Treasuries was the largest detractor to performance over the year as the Fund was overweight the long end of the curve which underperformed as rates rose. Among Corporates, the overweight allocation to financial institutions detracted as did security selection within the sector.

Total Return Based on a Hypothetical $10,000 Investment

Impax Core Bond Fund Investor Class $10,845
Bloomberg US Aggregate Bond Index $11,199
Lipper Core Bond Funds Index $11,498
20,000
10,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Core Bond Fund Investor Class $10,845	Bloomberg US Aggregate Bond Index $11,199	Lipper Core Bond Funds Index $11,498
12/16/2016	10,000	10,000	10,000
12/31/2016	10,087	10,111	10,097
06/30/2017	10,274	10,341	10,363
12/31/2017	10,345	10,469	10,496
06/30/2018	10,185	10,300	10,316
12/31/2018	10,321	10,470	10,449
06/30/2019	10,900	11,110	11,139
12/31/2019	11,124	11,383	11,431
06/30/2020	11,747	12,081	12,078
12/31/2020	11,891	12,237	12,407
06/30/2021	11,711	12,041	12,259
12/31/2021	11,697	12,049	12,262
06/30/2022	10,486	10,802	10,925
12/31/2022	10,158	10,481	10,620
06/30/2023	10,382	10,701	10,890
12/31/2023	10,702	11,061	11,283
06/30/2024	10,656	10,982	11,257
12/31/2024	10,845	11,199	11,498

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	1.33%	-0.51%	1.01%
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.29
Lipper Core Bond Funds Index	1.90	0.13	1.75

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$835,401,072
Total Number of Portfolio Holdings	455
Total Investment Advisory Fees Paid During the Reporting Period	$3,495,648
Portfolio Turnover Rate	124%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 10/15/27	7.0%
U.S. Treasury Notes, 3.500%, 9/30/29	4.4%
U.S. Treasury Bonds, 4.250%, 8/15/54	3.3%
U.S. Treasury Bonds, 4.125%, 8/15/44	2.7%
U.S. Treasury Notes, 4.125%, 10/31/26	1.0%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.00%, 3/31/28	0.5%
GNMA II, Single-family, 30 Year, 2.500%, 8/20/52	0.5%
GNMA II, Single-family, 30 Year, 3.000%, 6/20/53	0.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Mortgage-Backed Securities 34.0%
Corporate Bonds 30.2%
U.S. Government and Agency Securities 20.4%
Supranational 5.3%
Asset-Backed Securities 5.1%
Foreign Government and Agency Securities 1.8%
Municipal Bonds 0.8%
Loans 0.4%
Community Investment Notes 0.0%#
Other assets and liabilities (net) 2.0%

Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Loans	0.4%
Municipal Bonds	0.8%
Foreign Government and Agency Securities	1.8%
Asset-Backed Securities	5.1%
Supranational	5.3%
U.S. Government and Agency Securities	20.4%
Corporate Bonds	30.2%
Mortgage-Backed Securities	34.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Bonds	88.5%
Supranational	5.3%
Foreign Bonds	3.5%
Cash & Cash Equivalents	2.1%
Loans	0.5%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Investments.

Credit Quality Allocation as of December 31, 2024Footnote Reference ^Footnote Reference*

U.S. Government	21.2%
AAA	7.1%
AA	4.4%
A	11.2%
BBB	14.6%
BB or lower	3.3%
N/R (Not Rated)	38.2%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax Core Bond Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PAXBX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/CB.  You can find additional information about the Fund at https://impaxam.com/CB. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PXBIX

Impax Core Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.47%

How did the Fund perform last year?

The Fund outperformed its benchmark during 2024. Security selection was a main driver of performance during the period, although allocation decisions also contributed to outperformance.

The underweight allocation to US Treasuries in favor of overweights to Corporates, Government-Related and Securitized products all contributed. Security selection among Securitized products was the main contributor to Fund performance over the period, most notably within the agency mortgage-backed securities (MBS) segment. Security selection within the capital goods, consumer non-cyclical and technology sectors bolstered returns. The contribution from the capital goods sector was notable as the Fund holds a small number of lower-rated companies which all benefited from the increase in risk appetite over the period.

Security selection among US Treasuries was the largest detractor to performance over the year as the Fund was overweight the long end of the curve which underperformed as rates rose. Among Corporates, the overweight allocation to financial institutions detracted as did security selection within the sector.

Total Return Based on a Hypothetical $250,000 Investment

Impax Core Bond Fund (Institutional Class) $276,384
Bloomberg US Aggregate Bond Index $279,974
Lipper Core Bond Funds Index $287,438
400,000
300,000
200,000
100,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024

	Impax Core Bond Fund (Institutional Class) $276,384	Bloomberg US Aggregate Bond Index $279,974	Lipper Core Bond Funds Index $287,438
12/16/2016	$250,000	$250,000	$250,000
12/31/2016	$252,325	$252,775	$252,425
06/30/2017	$257,325	$258,522	$259,069
12/31/2017	$259,431	$261,728	$262,407
06/30/2018	$255,730	$257,496	$257,901
12/31/2018	$259,459	$261,758	$261,224
06/30/2019	$274,602	$277,759	$278,480
12/31/2019	$280,325	$284,574	$285,764
06/30/2020	$296,389	$302,033	$301,944
12/31/2020	$300,387	$305,936	$310,177
06/30/2021	$296,214	$301,028	$306,471
12/31/2021	$296,233	$301,219	$306,551
06/30/2022	$265,884	$270,045	$273,116
12/31/2022	$257,900	$262,030	$265,509
06/30/2023	$263,598	$267,513	$272,240
12/31/2023	$272,395	$276,517	$282,067
06/30/2024	$271,238	$274,550	$281,418
12/31/2024	$276,384	$279,974	$287,438

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	1.46%	-0.28%	1.25%
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.29
Lipper Core Bond Funds Index	1.90	0.13	1.75

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and since inception periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good indicative of future results of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$835,401,072
Total Number of Portfolio Holdings	455
Total Investment Advisory Fees Paid During the Reporting Period	$3,495,648
Portfolio Turnover Rate	124%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 10/15/27	7.0%
U.S. Treasury Notes, 3.500%, 9/30/29	4.4%
U.S. Treasury Bonds, 4.250%, 8/15/54	3.3%
U.S. Treasury Bonds, 4.125%, 8/15/44	2.7%
U.S. Treasury Notes, 4.125%, 10/31/26	1.0%
FHLMC Pool, 30 Year, 5.500%, 1/01/54	0.7%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	0.6%
International Bank for Reconstruction & Development, 0.00%, 3/31/28	0.5%
GNMA II, Single-family, 30 Year, 2.500%, 8/20/52	0.5%
GNMA II, Single-family, 30 Year, 3.000%, 6/20/53	0.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.0%
Community Investment Notes	0.0%Footnote Reference#
Loans	0.4%
Municipal Bonds	0.8%
Foreign Government and Agency Securities	1.8%
Asset-Backed Securities	5.1%
Supranational	5.3%
U.S. Government and Agency Securities	20.4%
Corporate Bonds	30.2%
Mortgage-Backed Securities	34.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Bonds	88.5%
Supranational	5.3%
Foreign Bonds	3.5%
Cash & Cash Equivalents	2.1%
Loans	0.5%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Investments.

Credit Quality Allocation as of December 31, 2024Footnote Reference ^Footnote Reference*

U.S. Government	21.2%
AAA	7.1%
AA	4.4%
A	11.2%
BBB	14.6%
BB or lower	3.3%
N/R (Not Rated)	38.2%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax Core Bond Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PXBIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.This report describes changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PAXHX

Impax High Yield Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.93%

How did the Fund perform last year?

In 2024, the Fund outperformed its benchmark, the ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index. Over the period, allocation decisions detracted, however, broad-based positive security selection more than offset this. The Fund’s overweight to Health Care and Insurance sectors, coupled with an underweight to the Utility sector, contributed positively to performance. Security selection among the Consumer Goods, Basic Industry, and Telecommunications sectors also benefitted performance.

The largest detractor to performance was the lack of exposure to the Energy sector. The overweight allocation to the Media sector, coupled with an underweight to Financial Services, also detracted. Security selection within the Capital Goods, Health Care and Utility sectors was challenged.

Over the period, the Fund increased its overweight allocations to the Insurance, Retail and Transportation sectors while reducing its overweight allocations to the Automotive, Technology and Electronics sectors. The Fund, already underweight Utilities, further reduced exposure during the period.

Total Return Based on a Hypothetical $10,000 Investment

Impax High Yield Bond Fund Investor Class $14,379
Bloomberg US Aggregate Bond Index $11,432
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $16,076
20,000
10,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax High Yield Bond Fund Investor Class $14,379	Bloomberg US Aggregate Bond Index $11,432	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $16,076
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,426	$10,055	$9,718
12/31/2016	$10,728	$10,321	$11,152
12/31/2017	$11,411	$10,687	$11,930
12/31/2018	$11,062	$10,688	$11,687
12/31/2019	$12,623	$11,620	$13,450
12/31/2020	$13,607	$12,492	$14,299
12/31/2021	$14,009	$12,299	$14,953
12/31/2022	$12,203	$10,699	$13,370
12/31/2023	$13,557	$11,291	$15,048
12/31/2024	$14,379	$11,432	$16,076

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Investor Class	6.06%	2.64%	3.70%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25	-0.33	1.35
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	6.83	3.63	4.86

* As of July 2024, the Fund added the Bloomberg US Aggregate Bond Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$541,242,944
Total Number of Portfolio Holdings	220
Total Investment Advisory Fees Paid During the Reporting Period	$2,697,622
Portfolio Turnover Rate	61%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, 6.607%, 10/23/28	1.5%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Victoria's Secret & Co., 4.625%, 7/15/29	0.8%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Media 12.1%
Healthcare 10.4%
Basic Industry 8.8%
Retail 8.6%
Services 8.3%
Capital Goods 6.5%
Telecommunications 6.4%
Technology & Electronics 6.2%
Real Estate 5.7%
Consumer Goods 5.5%
Others† 19.0%
Other assets and liabilities (net) 2.5%

Value	Value
Other assets and liabilities (net)	2.5%
OthersFootnote Reference†	19.0%
Consumer Goods	5.5%
Real Estate	5.7%
Technology & Electronics	6.2%
Telecommunications	6.4%
Capital Goods	6.5%
Services	8.3%
Retail	8.6%
Basic Industry	8.8%
Healthcare	10.4%
Media	12.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Bonds	78.6%
Foreign Bonds	8.9%
Loans	7.7%
Cash & Cash Equivalents	4.4%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of December 31, 2024Footnote Reference ^Footnote Reference*

A	0.6%
BBB	3.0%
BB or lower	86.9%
N/R (Not Rated)	9.5%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax High Yield Bond Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PAXHX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Material Fund Changes

Effective October 28, 2024, Impax High Yield Bond Fund imposed a redemption fee of 2.00% of Net Assets on shares redeemed within 30 days of purchase. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.This report describes changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Class A | PXHAX

Impax High Yield Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

How did the Fund perform last year?

In 2024, the Fund outperformed its benchmark, the ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index. Over the period, allocation decisions detracted, however, broad-based positive security selection more than offset this. The Fund’s overweight to Health Care and Insurance sectors, coupled with an underweight to the Utility sector, contributed positively to performance. Security selection among the Consumer Goods, Basic Industry, and Telecommunications sectors also benefitted performance.

The largest detractor to performance was the lack of exposure to the Energy sector. The overweight allocation to the Media sector, coupled with an underweight to Financial Services, also detracted. Security selection within the Capital Goods, Health Care and Utility sectors was challenged.

Over the period, the Fund increased its overweight allocations to the Insurance, Retail and Transportation sectors while reducing its overweight allocations to the Automotive, Technology and Electronics sectors. The Fund, already underweight Utilities, further reduced exposure during the period.

Total Return Based on a Hypothetical $10,000 Investment

Impax High Yield Bond Fund Class A $13,733
Bloomberg US Aggregate Bond Index $11,432
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $16,076
20,000
10,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax High Yield Bond Fund Class A $13,733	Bloomberg US Aggregate Bond Index $11,432	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $16,076
12/31/2014	$9,550	$10,000	$10,000
12/31/2015	$9,003	$10,055	$9,718
12/31/2016	$10,245	$10,321	$11,152
12/31/2017	$10,897	$10,687	$11,930
12/31/2018	$10,564	$10,688	$11,687
12/31/2019	$12,054	$11,620	$13,450
12/31/2020	$12,993	$12,492	$14,299
12/31/2021	$13,397	$12,299	$14,953
12/31/2022	$11,657	$10,699	$13,370
12/31/2023	$12,949	$11,291	$15,048
12/31/2024	$13,733	$11,432	$16,076

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Class A	6.06%	2.64%	3.70%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25	-0.33	1.35
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	6.83	3.63	4.86

* As of July 2024, the Fund added the Bloomberg US Aggregate Bond Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$541,242,944
Total Number of Portfolio Holdings	220
Total Investment Advisory Fees Paid During the Reporting Period	$2,697,622
Portfolio Turnover Rate	61%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, 6.607%, 10/23/28	1.5%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Victoria's Secret & Co., 4.625%, 7/15/29	0.8%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.5%
OthersFootnote Reference†	19.0%
Consumer Goods	5.5%
Real Estate	5.7%
Technology & Electronics	6.2%
Telecommunications	6.4%
Capital Goods	6.5%
Services	8.3%
Retail	8.6%
Basic Industry	8.8%
Healthcare	10.4%
Media	12.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Bonds	78.6%
Foreign Bonds	8.9%
Loans	7.7%
Cash & Cash Equivalents	4.4%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of December 31, 2024Footnote Reference ^Footnote Reference*

A	0.6%
BBB	3.0%
BB or lower	86.9%
N/R (Not Rated)	9.5%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax High Yield Bond Fund

Annual Shareholder Report

December 31, 2024

Class A: PXHAX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Material Fund Changes

Effective October 28, 2024, Impax High Yield Bond Fund imposed a redemption fee of 2.00% of Net Assets on shares redeemed within 30 days of purchase. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.This report describes changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/HYB.  You can find additional information about the Fund at https://impaxam.com/HYB. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PXHIX

Impax High Yield Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.68%

How did the Fund perform last year?

In 2024, the Fund outperformed its benchmark, the ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index. Over the period, allocation decisions detracted, however, broad-based positive security selection more than offset this. The Fund’s overweight to Health Care and Insurance sectors, coupled with an underweight to the Utility sector, contributed positively to performance. Security selection among the Consumer Goods, Basic Industry, and Telecommunications sectors also benefitted performance.

The largest detractor to performance was the lack of exposure to the Energy sector. The overweight allocation to the Media sector, coupled with an underweight to Financial Services, also detracted. Security selection within the Capital Goods, Health Care and Utility sectors was challenged.

Over the period, the Fund increased its overweight allocations to the Insurance, Retail and Transportation sectors while reducing its overweight allocations to the Automotive, Technology and Electronics sectors. The Fund, already underweight Utilities, further reduced exposure during the period.

Total Return Based on a Hypothetical $250,000 Investment

Impax High Yield Bond Fund (Institutional Class) $368,378
Bloomberg US Aggregate Bond Index $285,794
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $401,902
500,000
400,000
300,000
200,000
100,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax High Yield Bond Fund (Institutional Class) $368,378	Bloomberg US Aggregate Bond Index $285,794	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $401,902
12/31/2014	$250,000	$250,000	$250,000
12/31/2015	$236,160	$251,375	$242,943
12/31/2016	$269,120	$258,030	$278,790
12/31/2017	$286,981	$267,169	$298,246
12/31/2018	$279,220	$267,199	$292,168
12/31/2019	$319,033	$290,490	$336,243
12/31/2020	$344,801	$312,296	$357,479
12/31/2021	$356,384	$307,481	$373,837
12/31/2022	$311,043	$267,477	$334,244
12/31/2023	$346,463	$282,265	$376,200
12/31/2024	$368,378	$285,794	$401,902

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Institutional Class	6.33%	2.91%	3.95%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25	-0.33	1.35
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	6.83	3.63	4.86

* As of July 2024, the Fund added the Bloomberg US Aggregate Bond Index as its new broad-based securities market benchmark in accordance with new regulatory disclosure requirements.  The ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index is included for comparative purposes because it more closely reflects the market segments in which the Fund invests.

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$541,242,944
Total Number of Portfolio Holdings	220
Total Investment Advisory Fees Paid During the Reporting Period	$2,697,622
Portfolio Turnover Rate	61%

Top Ten Holdings as of December 31, 2024Footnote Reference*

Company	Percent of Net Assets
Medline Borrower LP, First Lien, Dollar Incremental CME Term Loan, 6.607%, 10/23/28	1.5%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 1/15/31	1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CVS Health Corp., 6.125%, 9/15/39	0.9%
Victoria's Secret & Co., 4.625%, 7/15/29	0.8%
Cogent Communications Group LLC, 7.000%, 6/15/27	0.8%
Imola Merger Corp., 4.750%, 5/15/29	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2024Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.5%
OthersFootnote Reference†	19.0%
Consumer Goods	5.5%
Real Estate	5.7%
Technology & Electronics	6.2%
Telecommunications	6.4%
Capital Goods	6.5%
Services	8.3%
Retail	8.6%
Basic Industry	8.8%
Healthcare	10.4%
Media	12.1%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
U.S. Bonds	78.6%
Foreign Bonds	8.9%
Loans	7.7%
Cash & Cash Equivalents	4.4%
U.S. Stocks	0.2%
Community Investment Notes	0.2%
Foreign Stocks	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Investments.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of December 31, 2024Footnote Reference ^Footnote Reference*

A	0.6%
BBB	3.0%
BB or lower	86.9%
N/R (Not Rated)	9.5%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax High Yield Bond Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PXHIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Material Fund Changes

Effective October 28, 2024, Impax High Yield Bond Fund imposed a redemption fee of 2.00% of Net Assets on shares redeemed within 30 days of purchase. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SA.  You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Investor Class | PAXWX

Impax Sustainable Allocation Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

How did the Fund perform last year?

In 2024, the Fund underperformed its blended benchmark. The portfolio’s exposure to non-US stocks led to negative allocation effects as international securities underperformed their US counterparts.

The market’s narrow, US-focused leadership led to underperformance in several of the underlying sleeves in the portfolio as manager selection drove most of the negative performance in the equity allocation. The US Core equity sleeve explained most of the underperformance.

The portfolio’s lack of Energy exposure and underweight to Utilities provided some relief but not enough to offset other effects.

The Core Bond sleeve beat the asset class benchmark driven primarily by security selection decisions, especially agency MBS. An underweight to US Treasuries and overweight allocations to Corporates, Government-Related, and Securitized products also contributed positively.

The High Yield Bond allocation outperformed primarily due to positive security selection. Overweight positions in the Healthcare and Insurance sectors and an underweight position in Utilities contributed positively.

Total Return Based on a Hypothetical $10,000 Investment

Impax Sustainable Allocation Fund Investor Class $18,816
S&P 500 Index $34,254
Blended Index $22,650
Morningstar Moderate Allocation $20,771
40,000
30,000
20,000
10,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Sustainable Allocation Fund Investor Class $18,816	S&P 500 Index $34,254	Blended Index $22,650	Morningstar Moderate Allocation $20,771
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,947	$10,138	$10,128	$9,946
12/31/2016	$10,526	$11,351	$10,970	$10,696
12/31/2017	$11,911	$13,829	$12,529	$12,479
12/31/2018	$11,425	$13,223	$12,235	$11,716
12/31/2019	$13,805	$17,386	$14,948	$14,156
12/31/2020	$16,048	$20,585	$17,150	$16,541
12/31/2021	$18,504	$26,494	$19,869	$19,033
12/31/2022	$15,466	$21,696	$16,732	$16,011
12/31/2023	$17,503	$27,399	$19,689	$18,658
12/31/2024	$18,816	$34,254	$22,650	$20,771

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Investor Class	7.50%	6.38%	6.52%
S&P 500 Index	25.02	14.53	13.10
Blended Index	15.04	8.67	8.52
Morningstar Moderate Allocation	11.32	6.69	6.31

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$2,303,007,720
Total Number of Portfolio Holdings	10
Total Investment Advisory Fees Paid During the Reporting Period	$1,165,950
Portfolio Turnover Rate	9%

Affiliated Investment Companies as of December 31, 2024

Percent of Net Assets
Impax Large Cap Fund	41.5%
Impax Core Bond Fund	31.9%
Impax Small Cap Fund	4.9%
Impax High Yield Bond Fund	4.8%
Impax International Sustainable Economy Fund	4.2%
Impax Global Opportunities Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	2.8%
Impax Global Environmental Markets Fund	2.7%
Impax Global Sustainable Infrastructure Fund	2.5%

Asset Allocation as of December 31, 2024Footnote Reference ^

Affiliated Investment Companies 98.5%
Cash & Cash Equivalents 1.5%

Value	Value
Affiliated Investment Companies	98.5%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Sustainable Allocation Fund

Annual Shareholder Report

December 31, 2024

Investor Class: PAXWX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Fund Overview

This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/SA.  You can find additional information about the Fund at https://impaxam.com/SA. You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2024

Institutional Class | PAXIX

Impax Sustainable Allocation Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform last year?

In 2024, the Fund underperformed its blended benchmark. The portfolio’s exposure to non-US stocks led to negative allocation effects as international securities underperformed their US counterparts.

The market’s narrow, US-focused leadership led to underperformance in several of the underlying sleeves in the portfolio as manager selection drove most of the negative performance in the equity allocation. The US Core equity sleeve explained most of the underperformance.

The portfolio’s lack of Energy exposure and underweight to Utilities provided some relief but not enough to offset other effects.

The Core Bond sleeve beat the asset class benchmark driven primarily by security selection decisions, especially agency MBS. An underweight to US Treasuries and overweight allocations to Corporates, Government-Related, and Securitized products also contributed positively.

The High Yield Bond allocation outperformed primarily due to positive security selection. Overweight positions in the Healthcare and Insurance sectors and an underweight position in Utilities contributed positively.

Total Return Based on a Hypothetical $250,000 Investment

Impax Sustainable Allocation Fund (Institutional Class) $482,362
S&P 500 Index $856,351
Blended Index $566,253
Morningstar Moderate Allocation $519,265
1,000,000
800,000
600,000
400,000
200,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

	Impax Sustainable Allocation Fund (Institutional Class) $482,362	S&P 500 Index $856,351	Blended Index $566,253	Morningstar Moderate Allocation $519,265
12/31/2014	$250,000	$250,000	$250,000	$250,000
12/31/2015	$249,320	$253,460	$253,212	$248,648
12/31/2016	$264,539	$283,773	$274,243	$267,388
12/31/2017	$300,041	$345,725	$313,213	$311,970
12/31/2018	$288,489	$330,567	$305,863	$292,908
12/31/2019	$349,568	$434,651	$373,700	$353,900
12/31/2020	$407,225	$514,622	$428,743	$413,521
12/31/2021	$470,933	$662,346	$496,727	$475,826
12/31/2022	$394,536	$542,390	$418,312	$400,269
12/31/2023	$447,543	$684,971	$492,223	$466,462
12/31/2024	$482,362	$856,351	$566,253	$519,265

Average Annual Total Returns as of December 31, 2024

	1 Year	5 years	10 Years
Institutional Class	7.78%	6.64%	6.79%
S&P 500 Index	25.02	14.53	13.10
Blended Index	15.04	8.67	8.52
Morningstar Moderate Allocation	11.32	6.69	6.31

This performance line graph and table show the average annual total returns of the Fund for the past one-, five- and ten-year periods ended December 31, 2024. It also shows the average annual total returns of a broad-based securities market index and a secondary, narrower index over the same periods. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not indicative of future result of the Fund's future performance. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

Key Fund Statistics as of December 31, 2024

Net Assets	$2,303,007,720
Total Number of Portfolio Holdings	10
Total Investment Advisory Fees Paid During the Reporting Period	$1,165,950
Portfolio Turnover Rate	9%

Affiliated Investment Companies as of December 31, 2024

Percent of Net Assets
Impax Large Cap Fund	41.5%
Impax Core Bond Fund	31.9%
Impax Small Cap Fund	4.9%
Impax High Yield Bond Fund	4.8%
Impax International Sustainable Economy Fund	4.2%
Impax Global Opportunities Fund	3.0%
Impax Ellevate Global Women's Leadership Fund	2.8%
Impax Global Environmental Markets Fund	2.7%
Impax Global Sustainable Infrastructure Fund	2.5%

Asset Allocation as of December 31, 2024Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.5%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Investments.

Impax Sustainable Allocation Fund

Annual Shareholder Report

December 31, 2024

Institutional Class: PAXIX

  Impax Asset Management

  (800) 372-7827

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 372-7827.

Item 2. Code of Ethics.

As of December 31, 2024, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that Adrian Anderson, Dorothy Ann Hurd and Teresa Kong, who serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Mr. Anderson, Ms. Hurd, and Ms. Kong are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees billed for each of the last two fiscal years for  professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024, and 2023 were $373,964 and $391,975 respectively.
(b) Audit-Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2024, and 2023, respectively.
(c) Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the fiscal years ended December 31, 2024, and 2023 were $160,100 and $171,400 respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.
(d) All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $16,989 and $14,550 for the fiscal years ended December 31, 2024, and 2023, respectively
(e)(1) To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2) With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0, for the fiscal years ended December 31, 2024, and 2023, respectively.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) A complete series of schedules of investment is included as a part of the Registrant’s Financial Statements and Financial Highlights filed under Item 7 of this form.
(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

IMPAX LARGE CAP FUND
IMPAX SMALL CAP FUND
IMPAX US SUSTAINABLE ECONOMY FUND
IMPAX GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
IMPAX GLOBAL OPPORTUNITIES FUND
IMPAX GLOBAL ENVIRONMENTAL MARKETS FUND
IMPAX GLOBAL SOCIAL LEADERS FUND
IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND
IMPAX INTERNATIONAL SUSTAINABLE ECONOMY FUND
IMPAX CORE BOND FUND
IMPAX HIGH YIELD BOND FUND
IMPAX SUSTAINABLE ALLOCATION FUND
ANNUAL
REPORT
December 31, 2024

www.impaxam.com
Annual Report
1
Schedule of Investments
Impax Large Cap Fund 2
Impax Small Cap Fund 3
Impax US Sustainable Economy Fund 5
Impax International Sustainable Economy Fund 7
Impax Global Opportunities Fund 9
Impax Global Environmental Markets Fund 11
Impax Global Social Leaders Fund 13
Impax Ellevate Global Women’s Leadership Fund 15
Impax International Sustainable Economy Fund 18
Impax Core Bond Fund 21
Impax High Yield Bond Fund 30
Impax Sustainable Allocation Fund 36
Statements of Assets and Liabilities 37
Statements of Operations 42
Statements of Changes in Net Assets 45
Financial Highlights 55
Notes to Financial Statements 83
Report of Independent Registered Public Accounting Firm 101
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. 105
Item 9. Proxy Disclosures for Open-End Management Investment Companies 105
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. 105
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. 105
Account Options and Services 109
For More Information
General Fund Information
800.767.1729
Shareholder Account Information
800.372.7827
Account Inquiries
Impax Funds
P.O. Box 534463
Pittsburgh, PA 15253-4463
Investment Adviser
Impax Asset Management LLC
30 Penhallow Street, Suite 100
Portsmouth, NH 03801
Transfer and Dividend Disbursing Agent
BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 534463
Pittsburgh, PA 15253-4463
Custodian
JP Morgan Chase Bank, N.A.
4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245
Table of Contents

Schedule of Investments, December 31, 2024
Impax Large Cap Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.5%
Communication Services 8.1%
Alphabet, Inc. , A ............ 419,272 $ 79,368,190
Walt Disney Co. (The) ........ 278,983 31,064,757
110,432,947
Consumer Discretionary 7.9%
a
Aptiv plc .................. 344,608 20,841,892
Hilton Worldwide Holdings, Inc. . 83,451 20,625,749
Lowe's Cos., Inc. ............ 102,533 25,305,144
Starbucks Corp. ............ 157,736 14,393,410
a
Ulta Beauty, Inc. ............ 62,815 27,320,128
108,486,323
Consumer Staples 5.7%
McCormick & Co., Inc. ....... 296,126 22,576,646
Procter & Gamble Co. (The) ... 177,533 29,763,408
Target Corp. ............... 190,818 25,794,777
78,134,831
Financials 14.5%
Chubb Ltd. ................ 76,185 21,049,915
Citizens Financial Group, Inc. .. 471,626 20,638,354
CME Group, Inc. ............ 101,804 23,641,943
JPMorgan Chase & Co. ....... 148,247 35,536,288
KeyCorp .................. 820,331 14,060,473
RenaissanceRe Holdings Ltd. .. 86,241 21,457,623
b
Visa, Inc. , A ................ 110,613 34,958,133
Voya Financial, Inc. .......... 398,689 27,441,764
198,784,493
Health Care 14.7%
Abbott Laboratories .......... 121,476 13,740,150
Agilent Technologies, Inc. ..... 192,646 25,880,064
a
Align Technology, Inc. ........ 65,745 13,708,490
a
Avantor, Inc. ............... 1,215,116 25,602,494
CVS Health Corp. ........... 312,003 14,005,815
Danaher Corp. ............. 60,157 13,809,039
b
Eli Lilly & Co. .............. 18,073 13,952,356
Gilead Sciences, Inc. ........ 159,943 14,773,935
a
IQVIA Holdings, Inc. ......... 128,134 25,179,612
Merck & Co., Inc. ........... 249,255 24,795,888
a
Neurocrine Biosciences, Inc. ... 113,650 15,513,225
200,961,068
Industrials 7.4%
Stanley Black & Decker, Inc. ... 299,925 24,080,978
Trane Technologies plc ....... 63,044 23,285,301
United Parcel Service, Inc. , B .. 217,324 27,404,557
Xylem, Inc. ................ 230,435 26,735,069
101,505,905
c
Information Technology 32.8%
Apple, Inc. ................ 231,732 58,030,327
Applied Materials, Inc. ........ 121,440 19,749,787
Dell Technologies, Inc. , C ..... 217,406 25,053,868
a
Enphase Energy, Inc. ........ 217,393 14,930,551
Marvell Technology, Inc. ...... 306,369 33,838,456
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
Microsoft Corp. ............. 242,381 $ 102,163,592
NVIDIA Corp. .............. 533,083 71,587,716
Oracle Corp. ............... 214,177 35,690,455
a
Palo Alto Networks, Inc. ...... 114,686 20,868,265
a
ServiceNow, Inc. ............ 28,543 30,259,005
a
Synopsys, Inc. ............. 43,002 20,871,451
TE Connectivity plc .......... 113,221 16,187,206
449,230,679
Materials 3.3%
Avery Dennison Corp. ........ 68,885 12,890,450
Crown Holdings, Inc. ......... 153,931 12,728,554
PPG Industries, Inc. ......... 166,413 19,878,033
45,497,037
Real Estate 3.8%
Prologis, Inc. , REIT .......... 192,458 20,342,811
Ventas, Inc. , REIT ........... 234,461 13,807,408
Weyerhaeuser Co. , REIT ..... 610,278 17,179,326
51,329,545
Utilities 1.3%
b
American Water Works Co., Inc. 139,242 17,334,237
Total Common Stocks
(Cost $ 922,690,400 ) ..............
1,361,697,065
Money Market 0.5%
d,e
JPMorgan Prime Money Market
Fund , 4.660% ............ 6,891,518 6,891,518
(Cost $6,891,518)
a
Total Investments 100 .0%
(Cost $ 929,581,918 ) .............
$1,368,588,583
f
Other Assets, less Liabilities 0.0% .
496,118
Net Assets 100.0% ...............
$1,369,084,701
a
Non-income producing security.
b
Security or partial position of this security was on loan as of December
31, 2024. The total market value of securities on loan as of December
31, 2024 was $38,155,714.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of December 31,
2024.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2024
Impax Small Cap Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.7%
Communication Services 1.2%
a
TechTarget, Inc. ............ 426,387 $ 8,450,990
Consumer Discretionary 7.7%
Autoliv, Inc. ................ 55,000 5,158,450
Carter's, Inc. ............... 102,826 5,572,141
b
Columbia Sportswear Co. ..... 90,515 7,596,924
a
Etsy, Inc. .................. 100,000 5,289,000
a
Planet Fitness, Inc. , A ........ 134,271 13,275,374
a
Visteon Corp. .............. 57,500 5,101,400
Wyndham Hotels & Resorts, Inc. 135,000 13,606,650
55,599,939
Consumer Staples 8.5%
a
BJ's Wholesale Club Holdings,
Inc. .................... 134,955 12,058,229
a
Darling Ingredients, Inc. ...... 218,294 7,354,325
a
Freshpet, Inc. .............. 50,000 7,405,500
a
Simply Good Foods Co. (The) .. 258,620 10,081,008
a
US Foods Holding Corp. ...... 300,000 20,238,000
a
Vital Farms, Inc. ............ 125,000 4,711,250
61,848,312
Financials 17.0%
Brightsphere Investment Group,
Inc. .................... 1,000,000 26,340,000
Cullen/Frost Bankers, Inc. ..... 115,000 15,438,750
Eastern Bankshares, Inc. ..... 815,540 14,068,065
RenaissanceRe Holdings Ltd. .. 55,000 13,684,550
Victory Capital Holdings, Inc. , A . 625,000 40,912,500
Voya Financial, Inc. .......... 191,040 13,149,283
123,593,148
Health Care 23.7%
a
Cytokinetics, Inc. ............ 175,000 8,232,000
a
Enovis Corp. ............... 210,630 9,242,445
a
Health Catalyst, Inc. ......... 2,750,000 19,442,500
a
Inspire Medical Systems, Inc. .. 50,000 9,269,000
a
Ligand Pharmaceuticals, Inc. ... 280,208 30,024,287
a
Merit Medical Systems, Inc. .... 120,000 11,606,400
a
Merus NV ................. 180,000 7,569,000
a
Neurocrine Biosciences, Inc. ... 100,000 13,650,000
a,b
OmniAb, Inc. ............... 761,387 2,695,310
a
Pacira BioSciences, Inc. ...... 540,027 10,174,109
a
Prestige Consumer Healthcare,
Inc. .................... 135,000 10,542,150
a
Roivant Sciences Ltd. ........ 2,000,000 23,660,000
a
SI-BONE, Inc. .............. 766,761 10,749,989
a
Travere Therapeutics, Inc. ..... 300,000 5,226,000
172,083,190
Industrials 16.0%
b
Advanced Drainage Systems, Inc. 56,489 6,530,128
b
Arcosa, Inc. ............... 127,500 12,334,350
a
Array Technologies, Inc. ...... 1,250,000 7,550,000
a
AZEK Co., Inc. (The) , A ....... 219,349 10,412,497
a
Casella Waste Systems, Inc. , A . 60,000 6,348,600
a
Dycom Industries, Inc. ........ 43,000 7,484,580
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
Enpro, Inc. ................ 70,000 $ 12,071,500
a
Gates Industrial Corp. plc ..... 317,713 6,535,356
a
Generac Holdings, Inc. ....... 100,000 15,505,000
Herc Holdings, Inc. .......... 45,000 8,519,850
MSA Safety, Inc. ............ 45,089 7,474,404
Quanex Building Products Corp. 337,750 8,187,060
a
WillScot Holdings Corp. ....... 215,000 7,191,750
116,145,075
Information Technology 13.7%
a
8x8, Inc. .................. 2,000,000 5,340,000
A10 Networks, Inc. .......... 587,500 10,810,000
a
Ciena Corp. ............... 130,414 11,060,411
a
Enfusion, Inc. , A ............ 890,000 9,167,000
a
Extreme Networks, Inc. ....... 675,178 11,302,480
a
Mitek Systems, Inc. .......... 500,000 5,565,000
a
NetScout Systems, Inc. ....... 570,000 12,346,200
a
Onto Innovation, Inc. ......... 92,057 15,343,140
a
Sprout Social, Inc. , A ......... 188,724 5,795,714
a
Workiva, Inc. , A ............. 113,586 12,437,667
99,167,612
Materials 5.2%
Element Solutions, Inc. ....... 641,946 16,324,687
Graphic Packaging Holding Co. . 423,585 11,504,569
TriMas Corp. ............... 410,000 10,081,900
37,911,156
Real Estate 6.7%
b
Agree Realty Corp. , REIT ..... 115,000 8,101,750
Healthcare Realty Trust, Inc. , A ,
REIT ................... 440,000 7,458,000
a
Howard Hughes Holdings, Inc. . 235,000 18,076,200
Rayonier, Inc. , REIT ......... 300,000 7,830,000
Terreno Realty Corp. , REIT .... 120,000 7,096,800
48,562,750
Total Common Stocks
(Cost $ 610,294,338 ) ..............
723,362,172
Money Market 0.4%
c,d
JPMorgan Prime Money Market
Fund , 4.660% ............ 3,388,283 3,388,283
(Cost $3,388,283)

Schedule of Investments
Impax Small Cap Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Shares/
Principal
a
Value
a a a a a
Securities Purchased With Cash Collateral From
Securities Lending 0.2%
c,d
Invesco Government & Agency
Portfolio , 4.444% .......... 1,289,717 $ 1,289,717
(Cost $1,289,717)
a
Total Investments 100 .3%
(Cost $ 614,972,338 ) .............
$728,040,172
Payable Upon Return Of Securities
Loaned ( 0 .2 ) % ...................
(1,289,717)
Other Assets, less Liabilities ( 0 .1 ) %
(752,963)
Net Assets 100.0% ...............
$725,997,492
a
Non-income producing security.
b
Security or partial position of this security was on loan as of December
31, 2024. The total market value of securities on loan as of December
31, 2024 was $10,157,616.
c
Rate shown represents annualized 7-day yield as of December 31,
2024.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2024
Impax US Sustainable Economy Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.4%
Communication Services 6.0%
Alphabet, Inc. , A ............ 40,263 $ 7,621,786
Alphabet, Inc. , C ............ 20,348 3,875,073
Electronic Arts, Inc. .......... 11,644 1,703,517
Iridium Communications, Inc. .. 34,015 987,115
a
Netflix, Inc. ................ 1,186 1,057,106
Walt Disney Co. (The) ........ 37,191 4,141,218
a
ZoomInfo Technologies, Inc. , A . 64,406 676,907
20,062,722
Consumer Discretionary 6.6%
a
Aptiv plc .................. 13,428 812,125
Best Buy Co., Inc. ........... 14,345 1,230,801
a
Bright Horizons Family Solutions,
Inc. .................... 7,968 883,253
Churchill Downs, Inc. ........ 5,054 674,911
a
Crocs, Inc. ................ 6,241 683,577
a
Deckers Outdoor Corp. ....... 5,918 1,201,887
DR Horton, Inc. ............. 24,428 3,415,523
eBay, Inc. ................. 18,669 1,156,545
a
Etsy, Inc. .................. 11,261 595,594
Hasbro, Inc. ............... 12,599 704,410
Home Depot, Inc. (The) ....... 5,049 1,964,011
Lear Corp. ................ 7,879 746,141
Macy's, Inc. ................ 83,112 1,407,086
Murphy USA, Inc. ........... 1,242 623,173
a
Penn Entertainment, Inc. ...... 34,145 676,754
a
Planet Fitness, Inc. , A ........ 8,823 872,330
Vail Resorts, Inc. ............ 4,967 931,064
VF Corp. .................. 50,967 1,093,752
Williams-Sonoma, Inc. ....... 6,449 1,194,226
Wynn Resorts Ltd. .......... 7,606 655,333
a
YETI Holdings, Inc. .......... 15,812 608,920
22,131,416
Consumer Staples 2.1%
Albertsons Cos., Inc. , A ....... 34,761 682,706
Casey's General Stores, Inc. ... 6,534 2,588,967
Costco Wholesale Corp. ...... 692 634,059
General Mills, Inc. ........... 40,334 2,572,099
Kellanova ................. 8,696 704,115
7,181,946
Financials 14.2%
Allstate Corp. (The) .......... 4,050 780,799
Bank of America Corp. ....... 18,273 803,098
Bank of New York Mellon Corp.
(The) ................... 41,048 3,153,718
Citigroup, Inc. .............. 50,968 3,587,637
Fifth Third Bancorp .......... 24,792 1,048,206
Hartford Financial Services
Group, Inc. (The) .......... 36,042 3,942,995
Huntington Bancshares, Inc. ... 51,362 835,660
Invesco Ltd. ............... 74,673 1,305,284
JPMorgan Chase & Co. ....... 3,556 852,409
Mastercard, Inc. , A .......... 14,622 7,699,507
MetLife, Inc. ............... 57,736 4,727,424
a
PayPal Holdings, Inc. ........ 13,480 1,150,518
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
PNC Financial Services Group,
Inc. (The) ................ 5,565 $ 1,073,210
Progressive Corp. (The) ...... 23,615 5,658,390
Prudential Financial, Inc. ...... 7,941 941,247
S&P Global, Inc. ............ 2,174 1,082,717
Truist Financial Corp. ........ 25,681 1,114,042
b
Visa, Inc. , A ................ 25,810 8,156,992
47,913,853
Health Care 12.8%
Amgen, Inc. ............... 7,313 1,906,060
a
Centene Corp. ............. 15,212 921,543
a
Edwards Lifesciences Corp. ... 17,448 1,291,675
Elevance Health, Inc. ........ 9,956 3,672,768
Eli Lilly & Co. .............. 5,879 4,538,588
GE HealthCare Technologies, Inc. 8,445 660,230
Gilead Sciences, Inc. ........ 62,973 5,816,816
a
IDEXX Laboratories, Inc. ...... 8,549 3,534,499
a
Illumina, Inc. ............... 6,144 821,023
a
IQVIA Holdings, Inc. ......... 4,939 970,563
McKesson Corp. ............ 1,783 1,016,150
Merck & Co., Inc. ........... 40,434 4,022,374
a
Mettler-Toledo International, Inc. 2,804 3,431,199
Pfizer, Inc. ................. 26,867 712,782
a
Regeneron Pharmaceuticals, Inc. 1,186 844,823
UnitedHealth Group, Inc. ...... 1,383 699,604
a
Vertex Pharmaceuticals, Inc. ... 2,105 847,684
a
Waters Corp. .............. 2,264 839,899
West Pharmaceutical Services,
Inc. .................... 4,116 1,348,237
Zoetis, Inc. , A .............. 31,808 5,182,477
43,078,994
Industrials 9.7%
Acuity Brands, Inc. .......... 3,533 1,032,095
Carrier Global Corp. ......... 38,611 2,635,587
a
Dayforce, Inc. .............. 18,175 1,320,232
Emerson Electric Co. ........ 37,702 4,672,409
Fortune Brands Innovations, Inc. 17,780 1,214,908
Illinois Tool Works, Inc. ....... 3,162 801,757
Lennox International, Inc. ..... 5,644 3,438,889
nVent Electric plc ........... 26,852 1,830,232
Otis Worldwide Corp. ........ 14,346 1,328,583
Pentair plc ................ 8,199 825,147
Rockwell Automation, Inc. ..... 3,613 1,032,559
Tetra Tech, Inc. ............. 23,754 946,359
Trane Technologies plc ....... 10,626 3,924,713
Union Pacific Corp. .......... 25,892 5,904,412
Verisk Analytics, Inc. , A ....... 3,556 979,429
WW Grainger, Inc. ........... 732 771,565
32,658,876
c
Information Technology 35.4%
Accenture plc , A ............ 5,706 2,007,314
a
Adobe, Inc. ................ 2,189 973,405
a
Advanced Micro Devices, Inc. .. 7,408 894,812
Analog Devices, Inc. ......... 16,920 3,594,823

Schedule of Investments
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
a
ANSYS, Inc. ............... 8,033 $ 2,709,772
Apple, Inc. ................ 92,683 23,209,677
Applied Materials, Inc. ........ 21,593 3,511,670
a
Atlassian Corp. , A ........... 5,350 1,302,083
a
Autodesk, Inc. .............. 12,211 3,609,205
Broadcom, Inc. ............. 31,241 7,242,913
a
Confluent, Inc. , A ............ 21,912 612,660
a
DoubleVerify Holdings, Inc. .... 34,222 657,405
a
Globant SA ................ 8,034 1,722,650
Hewlett Packard Enterprise Co. . 44,586 951,911
a
HubSpot, Inc. .............. 5,227 3,642,017
International Business Machines
Corp. ................... 12,027 2,643,895
Intuit, Inc. ................. 1,747 1,097,989
a
Keysight Technologies, Inc. .... 7,850 1,260,946
Microsoft Corp. ............. 44,985 18,961,177
NVIDIA Corp. .............. 168,982 22,692,593
QUALCOMM, Inc. ........... 11,049 1,697,347
Salesforce, Inc. ............. 7,753 2,592,060
a
ServiceNow, Inc. ............ 3,889 4,122,807
Texas Instruments, Inc. ....... 29,594 5,549,171
a
Trimble, Inc. ............... 14,120 997,719
a
Workday, Inc. , A ............ 3,062 790,088
119,048,109
Materials 4.3%
Air Products and Chemicals, Inc. 10,728 3,111,549
Alcoa Corp. ................ 27,572 1,041,670
Ecolab, Inc. ................ 20,227 4,739,591
International Flavors &
Fragrances, Inc. ........... 20,193 1,707,318
Martin Marietta Materials, Inc. .. 2,030 1,048,495
PPG Industries, Inc. ......... 17,915 2,139,947
Sherwin-Williams Co. (The) .... 2,150 730,849
14,519,419
Real Estate 5.1%
Alexandria Real Estate Equities,
Inc. , REIT ............... 17,955 1,751,510
American Tower Corp. , REIT ... 4,347 797,283
Camden Property Trust , REIT .. 8,221 953,965
a
CBRE Group, Inc. , A ......... 38,653 5,074,753
Crown Castle, Inc. , REIT ...... 7,112 645,485
Prologis, Inc. , REIT .......... 29,538 3,122,167
Rayonier, Inc. , REIT ......... 33,147 865,137
Rexford Industrial Realty, Inc. ,
REIT ................... 21,691 838,574
SBA Communications Corp. , A ,
REIT ................... 3,359 684,564
Ventas, Inc. , REIT ........... 26,861 1,581,844
Weyerhaeuser Co. , REIT ..... 28,348 797,996
17,113,278
Utilities 2.2%
American Water Works Co., Inc. 27,630 3,439,659
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Utilities (continued)
Edison International ......... 48,004 $ 3,832,639
7,272,298
Total Common Stocks
(Cost $ 217,306,997 ) ..............
330,980,911
Money Market 1.2%
d,e
JPMorgan Prime Money Market
Fund , 4.660% ............ 4,165,234 4,165,234
(Cost $4,165,234)
a
Total Investments 99 .6%
(Cost $ 221,472,231 ) .............
$335,146,145
Other Assets, less Liabilities 0 .4% .
1,345,265
Net Assets 100.0% ...............
$336,491,410
a
Non-income producing security.
b
Security or partial position of this security was on loan as of December
31, 2024. The total market value of securities on loan as of December
31, 2024 was $4,938,385.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of December 31,
2024.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2024
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.8%
Communication Services 14.1%
Elisa OYJ ................. 77,390 $ 3,350,873
KDDI Corp. ................ 70,900 2,258,208
Koninklijke KPN NV ......... 724,624 2,642,299
Tele2 AB , B ................ 271,345 2,679,396
Vodacom Group Ltd. ......... 282,735 1,518,607
12,449,383
Energy 1.5%
Neste OYJ ................ 102,865 1,301,780
Financials 2.3%
Hannover Rueck SE ......... 3,534 884,982
Legal & General Group plc .... 407,322 1,169,555
2,054,537
Health Care 3.9%
Chemed Corp. ............. 6,578 3,485,024
Industrials 23.0%
AECOM .................. 14,127 1,509,046
Canadian Pacific Kansas City Ltd. 42,112 3,049,161
a
Clean Harbors, Inc. .......... 7,301 1,680,252
Hubbell, Inc. , B ............. 4,158 1,741,745
Otis Worldwide Corp. ........ 14,094 1,305,245
Schneider Electric SE ........ 5,611 1,396,893
Spirax Group plc ............ 15,389 1,316,392
Trane Technologies plc ....... 3,153 1,164,561
Voltronic Power Technology Corp. 20,000 1,132,102
Waste Connections, Inc. ...... 14,109 2,420,822
Waste Management, Inc. ...... 17,532 3,537,782
20,254,001
Information Technology 6.2%
KLA Corp. ................. 2,936 1,850,032
Microsoft Corp. ............. 4,057 1,710,026
Nemetschek SE ............ 14,613 1,419,537
a
SolarEdge Technologies, Inc. .. 36,657 498,535
5,478,130
Materials 1.2%
Sika AG .................. 4,463 1,064,904
Real Estate 10.5%
American Tower Corp. , REIT ... 16,436 3,014,527
Digital Realty Trust, Inc. , REIT .. 6,133 1,087,565
Prologis, Inc. , REIT .......... 17,723 1,873,321
Welltower, Inc. , REIT ......... 25,993 3,275,898
9,251,311
b
Utilities 35.1%
American Water Works Co., Inc. 23,482 2,923,274
a
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ................... 103,400 1,481,722
Hydro One Ltd. , Reg S ....... 36,528 1,124,974
Iberdrola SA ............... 177,620 2,447,644
National Grid plc ............ 271,279 3,222,864
NextEra Energy, Inc. ......... 30,601 2,193,786
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Utilities (continued)
Northland Power, Inc. ........ 213,857 $ 2,663,077
a
Orsted A/S , Reg S ........... 42,044 1,898,445
Severn Trent plc ............ 95,674 2,999,614
SSE plc .................. 176,637 3,540,600
United Utilities Group plc ...... 232,053 3,052,602
Veolia Environnement SA ..... 120,987 3,394,597
30,943,199
Total Common Stocks
(Cost $ 87,727,840 ) ...............
86,282,269
Money Market 1.6%
c,d
JPMorgan Prime Money Market
Fund , 4.660% ............ 1,425,139 1,425,139
(Cost $1,425,139)
a
Total Investments 99 .4%
(Cost $ 89,152,979 ) ..............
$87,707,408
Other Assets, less Liabilities 0 .6% .
532,298
Net Assets 100.0% ...............
$88,239,706
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents annualized 7-day yield as of December 31,
2024.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 1,481,722
1.7%
Canada .....................
6,837,213
7.8%
Denmark ....................
1,898,445
2.1%
Finland .....................
4,652,653
5.3%
France .....................
3,394,597
3.8%
Germany ...................
2,304,519
2.6%
Japan ......................
2,258,207
2.6%
Netherlands .................
2,642,299
3.0%
South Africa .................
1,518,607
1.7%
Spain ......................
2,447,644
2.8%
Sweden ....................
2,679,396
3.0%
Switzerland ..................
1,064,904
1.2%
Taiwan .....................
1,132,102
1.3%
United Kingdom ..............
15,301,627
17.4%
United States ................
36,668,334
41.5%
Money Market ................
1,425,139
1.6%
Other assets and liabilities (net)
532,298
0.6%
Total $88,239,706 100.0%

Schedule of Investments, December 31, 2024
Impax Global Opportunities Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.0%
Communication Services 1.6%
KDDI Corp. ................ 63,200 $ 2,012,958
Consumer Discretionary 1.1%
a
Aptiv plc .................. 22,940 1,387,411
Consumer Staples 8.1%
Haleon plc ................ 727,445 3,430,015
Jeronimo Martins SGPS SA ... 106,008 2,025,965
Kerry Group plc, A ........... 26,531 2,558,821
Unilever plc ................ 39,093 2,226,900
10,241,701
b
Financials 25.4%
AIA Group Ltd. ............. 458,600 3,294,061
Hannover Rueck SE ......... 7,636 1,912,202
HDFC Bank Ltd., ADR ........ 40,365 2,577,709
Legal & General Group plc .... 1,023,386 2,938,477
London Stock Exchange Group
plc ..................... 24,010 3,389,131
Marsh & McLennan Cos., Inc. .. 19,709 4,186,389
Mastercard, Inc., A .......... 10,319 5,433,676
RenaissanceRe Holdings Ltd. .. 13,520 3,363,911
c
Visa, Inc., A ................ 9,686 3,061,163
Voya Financial, Inc. .......... 27,217 1,873,346
32,030,065
Health Care 15.8%
Alcon AG ................. 56,222 4,766,925
a
Boston Scientific Corp. ....... 57,149 5,104,549
a
Cooper Cos., Inc. (The) ....... 24,298 2,233,715
Danaher Corp. ............. 10,621 2,438,050
a
Intuitive Surgical, Inc. ........ 2,452 1,279,846
Thermo Fisher Scientific, Inc. .. 7,882 4,100,453
19,923,538
Industrials 13.8%
Ashtead Group plc .......... 48,373 2,992,745
Cintas Corp. ............... 14,542 2,656,823
Hubbell, Inc., B ............. 6,695 2,804,468
Schneider Electric SE ........ 16,792 4,180,470
Wolters Kluwer NV .......... 15,442 2,565,602
Xylem, Inc. ................ 18,985 2,202,640
17,402,748
Information Technology 24.9%
Analog Devices, Inc. ......... 16,531 3,512,176
Applied Materials, Inc. ........ 16,731 2,720,963
ASML Holding NV ........... 1,924 1,347,636
a
Cadence Design Systems, Inc. . 12,429 3,734,417
Keyence Corp. ............. 8,650 3,515,980
Microsoft Corp. ............. 13,544 5,708,796
NVIDIA Corp. .............. 31,120 4,179,105
Oracle Corp. ............... 21,802 3,633,085
TE Connectivity plc .......... 20,702 2,959,765
31,311,923
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 8.3%
Croda International plc ....... 24,969 $ 1,056,121
DSM-Firmenich AG .......... 24,410 2,467,462
Linde plc .................. 10,522 4,405,246
Sika AG .................. 10,677 2,547,608
10,476,437
Total Common Stocks
(Cost $97,819,086) ...............
124,786,781
Money Market 1.0%
d,e
JPMorgan Prime Money Market
Fund, 4.660% ............ 1,233,224 1,233,224
(Cost $1,233,224)
a
Total Investments 100.0%
(Cost $99,052,310) ..............
$126,020,005
f
Other Assets, less Liabilities (0.0)%
(24,311)
Net Assets 100.0% ...............
$125,995,694
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Security or partial position of this security was on loan as of December
31, 2024. The total market value of securities on loan as of December
31, 2024 was $2,748,242.
d
Rate shown represents annualized 7-day yield as of December 31,
2024.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
ADR American Depositary Receipt

Schedule of Investments
Impax Global Opportunities Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 3,363,911
2.7%
Germany ...................
1,912,202
1.5%
Hong Kong ..................
3,294,061
2.6%
India ......................
2,577,709
2.1%
Ireland .....................
2,558,822
2.0%
Japan ......................
5,528,938
4.4%
Jersey .....................
1,387,411
1.1%
Netherlands .................
3,913,238
3.1%
Portugal ....................
2,025,965
1.6%
Switzerland ..................
7,974,835
6.3%
United Kingdom ..............
12,603,373
10.0%
United States ................
77,646,316
61.6%
Money Market ................
1,233,224
1.0%
Other assets and liabilities (net)
(24,311)
-0.0%
*
Total $125,995,694 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments, December 31, 2024
Impax Global Environmental Markets Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a
Shares/
Principal a Value
a
Common Stocks 98.0%
CIRCULAR ECONOMY 10.4%
General Waste Management 6.1%
Republic Services, Inc., A ....... 232,992 $ 46,873,330
Waste Management, Inc. ........ 451,692 91,146,929
138,020,259
Recycled, Recyclable Products & Biomaterials 1.0%
Croda International plc ......... 535,050 22,631,156
Resource Circularity & Efficiency 3.3%
Ashtead Group plc ............ 676,731 41,868,051
STERIS plc .................. 168,403 34,616,921
76,484,972
CLEAN AND EFFICIENT TRANSPORT 6.1%
Advanced Road Vehicles & Devices 3.8%
a
Aptiv plc .................... 506,523 30,634,511
TE Connectivity plc ............ 391,420 55,961,318
86,595,829
Railways 2.3%
Union Pacific Corp. ............ 226,406 51,629,624
NEW ENERGY 22.4%
Buildings Energy Efficiency 5.3%
Carrier Global Corp. ........... 706,834 48,248,489
Sika AG .................... 160,729 38,351,085
Trane Technologies plc ......... 92,534 34,177,433
120,777,007
Industrial Energy Efficiency 12.1%
Air Liquide SA ................ 445,470 72,415,494
Cognex Corp. ................ 1,125,635 40,365,271
Delta Electronics, Inc. .......... 3,014,475 39,457,208
Keyence Corp. ............... 52,600 21,380,410
Siemens AG ................. 332,396 64,815,474
Spirax Group plc .............. 445,762 38,130,981
276,564,838
Smart & Efficient Grids 5.0%
Hubbell, Inc., B ............... 108,375 45,397,204
Schneider Electric SE .......... 277,282 69,031,036
114,428,240
SMART ENVIRONMENT 34.7%
Cloud Computing 7.1%
Microsoft Corp. ............... 238,894 100,693,821
NVIDIA Corp. ................ 456,073 61,246,043
161,939,864
Efficient IT 16.0%
a
ANSYS, Inc. ................. 155,000 52,286,150
Applied Materials, Inc. .......... 312,733 50,859,768
ASML Holding NV ............. 56,694 39,710,443
a
Autodesk, Inc. ................ 155,917 46,084,388
MediaTek, Inc. ............... 1,361,000 58,509,032
a
Synopsys, Inc. ............... 122,297 59,358,072
Texas Instruments, Inc. ......... 317,502 59,534,800
366,342,653
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
Environmental Testing & Monitoring 9.6%
Agilent Technologies, Inc. ....... 728,183 $ 97,824,104
Veralto Corp. ................. 435,804 44,386,637
a
Waters Corp. ................ 200,515 74,387,055
216,597,796
Finance & Investment 2.0%
RenaissanceRe Holdings Ltd. .... 185,601 46,179,385
SUSTAINABLE FOOD 9.0%
Food Safety & Packaging 2.4%
a
Mettler-Toledo International, Inc. .. 44,927 54,976,271
Sustainable Agriculture 4.2%
DSM-Firmenich AG ............ 479,926 48,512,869
Kerry Group plc, A ............. 507,624 48,958,549
97,471,418
Technology & Logistics 2.4%
GEA Group AG ............... 1,086,530 53,971,488
WATER 15.4%
Water Distribution & Infrastructure 5.8%
Ferguson Enterprises, Inc. ...... 215,634 37,601,338
IDEX Corp. .................. 208,375 43,610,804
Xylem, Inc. .................. 444,759 51,600,939
132,813,081
Water Treatment 6.0%
Linde plc .................... 217,332 90,990,388
Pentair plc .................. 446,163 44,901,844
135,892,232
Water Utilities 3.6%
American Water Works Co., Inc. .. 228,233 28,412,726
Veolia Environnement SA ....... 1,968,445 55,229,721
83,642,447
Total Common Stocks
(Cost $1,653,068,673) .............
2,236,958,560
—
a
Preferred Stocks 1.1%
WATER 1.1%
Water Treatment 1.1%
Sartorius AG, 0.340% .......... 112,389 24,976,642
(Cost $29,842,663)
Total Long Term Investments
(Cost $1,682,911,336) .............
2,261,935,202
a

Schedule of Investments
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Shares/
Principal a Value
a a a a a
Money Market Funds 0.9%
b,c
JPMorgan Prime Money Market
Fund, 4.660%
(Cost $19,758,061) .......... 19,758,061 $ 19,758,061
a
Total Investments 100.0%
(Cost $1,702,669,397) .............
$2,281,693,263
d
Other Assets, less Liabilities 0.0% ..
154,645
Net Assets 100.0% ................
$2,281,847,908
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of December 31,
2024.
c
Institutional Class shares.
d
Rounds to less than 0.05%.
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 46,179,385
2.0%
France .....................
127,645,215
5.6%
Germany ...................
143,763,605
6.3%
Ireland .....................
48,958,548
2.1%
Japan ......................
21,380,410
0.9%
Jersey .....................
30,634,511
1.3%
Netherlands .................
39,710,444
1.7%
Switzerland ..................
142,825,271
6.3%
Taiwan .....................
97,966,240
4.3%
United Kingdom ..............
102,630,188
4.5%
United States ................
1,460,241,385
64.1%
Money Market ................
19,758,061
0.9%
Other assets and liabilities (net)
154,645
0.0%
*
Total $2,281,847,908 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments, December 31, 2024
Impax Global Social Leaders Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.2%
Communication Services 1.3%
Vodacom Group Ltd. ......... 4,209 $ 22,607
Consumer Discretionary 17.6%
Autoliv, Inc. ................ 328 30,763
a
Bright Horizons Family Solutions,
Inc. .................... 274 30,373
a
Duolingo, Inc., A ............ 99 32,099
eBay, Inc. ................. 1,303 80,721
Home Depot, Inc. (The) ....... 77 29,952
a
MercadoLibre, Inc. .......... 32 54,414
a
Mobileye Global, Inc., A ....... 1,039 20,697
a
On Holding AG, A ........... 362 19,827
a
Trip.com Group Ltd. ......... 300 20,646
319,492
Consumer Staples 8.2%
Colgate-Palmolive Co. ....... 315 28,637
Danone SA ................ 717 48,455
Haleon plc ................ 9,039 42,620
Kerry Group plc, A ........... 299 28,837
148,549
Financials 16.5%
a
Adyen NV, Reg S ........... 26 38,638
AIA Group Ltd. ............. 4,300 30,886
Banco Bilbao Vizcaya Argentaria
SA ..................... 2,826 27,651
HDFC Bank Ltd., ADR ........ 606 38,699
Legal & General Group plc .... 17,937 51,503
Progressive Corp. (The) ...... 154 36,900
Prudential plc .............. 4,758 37,760
Voya Financial, Inc. .......... 548 37,719
299,756
Health Care 15.7%
Agilent Technologies, Inc. ..... 266 35,734
Alcon AG ................. 692 58,673
a
Align Technology, Inc. ........ 74 15,430
a
Boston Scientific Corp. ....... 234 20,901
a
Intuitive Surgical, Inc. ........ 88 45,932
a
IQVIA Holdings, Inc. ......... 245 48,145
Novo Nordisk A/S, B ......... 237 20,449
Thermo Fisher Scientific, Inc. .. 76 39,538
284,802
Industrials 8.3%
Experian plc ............... 1,009 43,367
Recruit Holdings Co. Ltd. ..... 900 62,557
Wolters Kluwer NV .......... 268 44,526
150,450
Information Technology 19.3%
Halma plc ................. 1,893 63,508
Intuit, Inc. ................. 116 72,906
NVIDIA Corp. .............. 758 101,792
a
Palo Alto Networks, Inc. ...... 234 42,578
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Information Technology (continued)
a
ServiceNow, Inc. ............ 65 $ 68,908
349,692
Real Estate 6.2%
American Tower Corp., REIT ... 185 33,931
a
Howard Hughes Holdings, Inc. . 363 27,922
UNITE Group plc (The), REIT .. 2,881 29,151
Ventas, Inc., REIT ........... 373 21,966
112,970
Utilities 2.1%
Severn Trent plc ............ 1,211 37,968
Total Common Stocks
(Cost $ 1,539,436) ................
1,726,286
Preferred Stocks 1.6%
Health Care 1.6%
Sartorius AG, 0.340% ........ 129 28,668
(Cost $30,287)
Total Long Term Investments
(Cost $1,569,723) ................
1,754,954
a
Money Market 4.9%
b,c
JPMorgan Prime Money Market
Fund, 4.660% ............ 89,304 89,304
(Cost $89,304)
a
Total Investments 101.7%
(Cost $1,659,027) ...............
$1,844,258
Other Assets, less Liabilities (1.7)%
(31,150)
Net Assets 100.0% ...............
$1,813,108
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of December 31,
2024.
c
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 54,414
3.0%
China ......................
20,646
1.1%
Denmark ....................
20,449
1.1%
France .....................
48,455
2.7%
Germany ...................
28,668
1.6%
Hong Kong ..................
68,646
3.8%
India ......................
38,699
2.1%
Ireland .....................
28,837
1.6%
Israel ......................
20,697
1.1%
Japan ......................
62,557
3.4%
Netherlands .................
83,165
4.6%
South Africa .................
22,607
1.3%
Spain ......................
27,651
1.5%
Sweden ....................
30,763
1.7%
Switzerland ..................
19,827
1.1%
United Kingdom ..............
182,130
10.1%
United States ................
996,743
55.0%
Money Market ................
89,304
4.9%
Other assets and liabilities (net)
(31,150)
-1.7%
Total $1,813,108 100.0%

Schedule of Investments, December 31, 2024
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 8.1%
Alphabet, Inc. , A ............ 26,653 $ 5,045,413
Alphabet, Inc. , C ............ 12,218 2,326,796
Auto Trader Group plc , Reg S .. 613,591 6,071,397
Deutsche Telekom AG ........ 182,902 5,480,311
a
Netflix, Inc. ................ 12,436 11,084,455
Omnicom Group, Inc. ........ 71,604 6,160,808
Orange SA ................ 222,556 2,220,625
a
Pinterest, Inc. , A ............ 72,840 2,112,360
Publicis Groupe SA .......... 67,125 7,146,105
Vodafone Group plc ......... 2,664,412 2,272,956
Walt Disney Co. (The) ........ 82,985 9,240,380
59,161,606
Consumer Discretionary 13.3%
Accor SA ................. 50,984 2,479,741
a
Amazon.com, Inc. ........... 94,098 20,644,160
Best Buy Co., Inc. ........... 74,013 6,350,316
Cie Generale des Etablissements
Michelin SCA ............. 77,741 2,558,104
a
Deckers Outdoor Corp. ....... 35,226 7,154,048
eBay, Inc. ................. 35,100 2,174,445
a
Expedia Group, Inc. ......... 40,756 7,594,066
H & M Hennes & Mauritz AB , B . 421,647 5,683,306
Hermes International SCA ..... 3,116 7,476,443
a
Lululemon Athletica, Inc. ...... 19,092 7,300,972
Marriott International, Inc. , A ... 26,587 7,416,178
McDonald's Corp. ........... 12,561 3,641,308
Pearson plc ............... 139,019 2,229,228
Starbucks Corp. ............ 87,489 7,983,371
a
Ulta Beauty, Inc. ............ 13,686 5,952,452
96,638,138
Consumer Staples 6.2%
Clorox Co. (The) ............ 47,779 7,759,787
Coca-Cola Co. (The) ......... 154,591 9,624,836
Estee Lauder Cos., Inc. (The) , A 79,022 5,925,070
General Mills, Inc. ........... 99,450 6,341,926
Kellanova ................. 59,604 4,826,136
L'Oreal SA ................ 6,254 2,213,935
Procter & Gamble Co. (The) ... 49,132 8,236,980
44,928,670
Financials 18.7%
Admiral Group plc ........... 199,886 6,603,443
Allianz SE ................. 7,639 2,347,947
American Express Co. ....... 10,941 3,247,179
Aviva plc .................. 374,925 2,197,476
AXA SA ................... 64,646 2,300,728
Canadian Imperial Bank of
Commerce ............... 117,869 7,456,140
Citigroup, Inc. .............. 131,389 9,248,472
DNB Bank ASA ............. 362,479 7,236,687
Fifth Third Bancorp .......... 125,604 5,310,537
Hang Seng Bank Ltd. ........ 616,300 7,548,965
JPMorgan Chase & Co. ....... 61,367 14,710,284
M&G plc .................. 2,675,367 6,620,539
National Bank of Canada ..... 79,331 7,231,928
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Progressive Corp. (The) ...... 33,570 $ 8,043,708
Royal Bank of Canada ....... 23,764 2,865,335
S&P Global, Inc. ............ 5,732 2,854,708
Standard Chartered plc ....... 595,491 7,331,213
Sun Life Financial, Inc. ....... 124,035 7,364,699
UniCredit SpA .............. 58,758 2,353,162
b
Visa, Inc. , A ................ 28,970 9,155,679
Westpac Banking Corp. ....... 340,595 6,798,614
Willis Towers Watson plc ...... 23,867 7,476,099
136,303,542
Health Care 13.1%
AstraZeneca plc ............ 54,943 7,163,451
a
Biogen, Inc. ............... 36,730 5,616,751
Bristol-Myers Squibb Co. ...... 148,246 8,384,794
Cardinal Health, Inc. ......... 63,122 7,465,439
Elevance Health, Inc. ........ 15,640 5,769,596
Eli Lilly & Co. .............. 14,885 11,491,220
Gilead Sciences, Inc. ........ 90,221 8,333,714
GSK plc .................. 133,665 2,254,565
a
Illumina, Inc. ............... 51,509 6,883,148
Johnson & Johnson ......... 69,351 10,029,542
Merck & Co., Inc. ........... 38,940 3,873,751
Novo Nordisk A/S , B ......... 56,026 4,834,026
Stryker Corp. .............. 5,984 2,154,539
a
Vertex Pharmaceuticals, Inc. ... 4,819 1,940,611
a
Waters Corp. .............. 5,950 2,207,331
Zoetis, Inc. , A .............. 44,617 7,269,448
95,671,926
Industrials 7.6%
Booz Allen Hamilton Holding
Corp. , A ................. 45,603 5,869,106
Cummins, Inc. .............. 20,901 7,286,089
Metso OYJ ................ 643,992 5,995,283
Otis Worldwide Corp. ........ 77,499 7,177,182
Schneider Electric SE ........ 33,275 8,284,013
Stantec, Inc. ............... 90,014 7,062,353
Veralto Corp. ............... 65,480 6,669,138
Wolters Kluwer NV .......... 43,911 7,295,566
55,638,730
c
Information Technology 27.2%
Accenture plc , A ............ 26,630 9,368,168
a
ANSYS, Inc. ............... 6,527 2,201,753
Apple, Inc. ................ 138,488 34,680,165
a
Atlassian Corp. , A ........... 27,234 6,628,211
a
Autodesk, Inc. .............. 25,494 7,535,261
Broadcom, Inc. ............. 76,183 17,662,267
CDW Corp. ................ 41,295 7,186,982
Cisco Systems, Inc. ......... 165,880 9,820,096
Halma plc ................. 209,762 7,037,296
Intuit, Inc. ................. 13,763 8,650,045
Microsoft Corp. ............. 73,746 31,083,939
NVIDIA Corp. .............. 286,687 38,499,197
Salesforce, Inc. ............. 17,363 5,804,972
a
ServiceNow, Inc. ............ 1,995 2,114,939

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
Texas Instruments, Inc. ....... 11,714 $ 2,196,492
a
Xero Ltd. .................. 69,737 7,257,044
197,726,827
Materials 2.5%
BlueScope Steel Ltd. ......... 460,622 5,326,222
Fortescue Ltd. .............. 625,984 7,048,932
Yara International ASA ....... 221,611 5,866,449
18,241,603
Utilities 2.0%
American Water Works Co., Inc. 57,133 7,112,487
Edison International ......... 90,699 7,241,408
14,353,895
Total Common Stocks
(Cost $ 536,622,646 ) ..............
718,664,937
Money Market 1.2%
d,e
JPMorgan Prime Money Market
Fund , 4.660% ............ 8,639,585 8,639,585
(Cost $8,639,585)
a
Total Investments 99 .9%
(Cost $ 545,262,231 ) .............
$727,304,522
Other Assets, less Liabilities 0 .1% .
1,246,318
Net Assets 100.0% ...............
$728,550,840
a
Non-income producing security.
b
Security or partial position of this security was on loan as of December
31, 2024. The total market value of securities on loan as of December
31, 2024 was $8,220,762.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of December 31,
2024.
e
Institutional Class shares.

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Australia ....................
$ 19,173,768
2.6%
Brazil ......................
5,866,448
0.8%
Canada .....................
31,980,455
4.4%
Denmark ....................
4,834,026
0.7%
Finland .....................
5,995,282
0.8%
France .....................
26,395,683
3.6%
Germany ...................
7,828,258
1.1%
Hong Kong ..................
7,548,965
1.1%
Ireland .....................
9,368,168
1.3%
Italy .......................
2,353,162
0.3%
Netherlands .................
7,295,566
1.0%
New Zealand ................
7,257,044
1.0%
Norway .....................
7,236,687
1.0%
Sweden ....................
5,683,306
0.8%
United Kingdom ..............
47,526,999
6.5%
United States ................
522,321,120
71.7%
Money Market ................
8,639,585
1.2%
Other assets and liabilities (net)
1,246,318
0.1%
Total $728,550,840 100.0%

Schedule of Investments, December 31, 2024
Impax International Sustainable Economy Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.4%
Australia 5.8%
ANZ Group Holdings Ltd. ....... 724,720 $ 12,769,423
Aristocrat Leisure Ltd. .......... 370,074 15,628,431
Coles Group Ltd. .............. 421,985 4,926,061
Goodman Group , REIT ......... 142,672 3,136,210
QBE Insurance Group Ltd. ...... 1,302,084 15,463,381
REA Group Ltd. ............... 47,995 6,904,733
Suncorp Group Ltd. ............ 360,830 4,239,328
Transurban Group ............. 857,438 7,086,733
70,154,300
Austria 0.4%
Mondi plc ................... 174,622 2,599,710
Verbund AG ................. 34,225 2,481,638
5,081,348
Belgium 0.8%
KBC Group NV ............... 126,103 9,736,324
China 0.7%
Prosus NV .................. 202,993 8,063,866
Denmark 3.2%
Novo Nordisk A/S , B ........... 283,987 24,502,918
a
Orsted A/S , Reg S ............. 99,514 4,493,432
ROCKWOOL A/S , B ........... 12,263 4,363,623
a
Vestas Wind Systems A/S ....... 324,379 4,449,475
37,809,448
Finland 2.0%
Nokia OYJ .................. 4,332,007 19,162,280
Orion OYJ , B ................ 102,120 4,525,311
23,687,591
France 8.3%
AXA SA ..................... 244,454 8,700,031
BNP Paribas SA .............. 356,363 21,879,558
Carrefour SA ................. 1,054,932 15,014,658
Credit Agricole SA ............. 944,207 12,991,845
Danone SA .................. 85,685 5,790,572
Dassault Systemes SE ......... 443,081 15,332,347
Hermes International SCA ....... 2,187 5,247,427
L'Oreal SA .................. 27,314 9,669,241
LVMH Moet Hennessy Louis Vuitton
SE ....................... 10,949 7,202,178
101,827,857
Germany 8.0%
Beiersdorf AG ................ 34,050 4,373,566
Commerzbank AG ............. 632,658 10,389,808
Deutsche Boerse AG ........... 15,036 3,463,638
Heidelberg Materials AG ........ 87,683 10,834,390
Henkel AG & Co. KGaA ......... 61,660 4,751,966
Infineon Technologies AG ....... 626,453 20,448,523
Knorr-Bremse AG ............. 65,498 4,753,941
Merck KGaA ................. 124,056 18,052,992
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 30,615 15,447,182
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Germany (continued)
Puma SE ................... 117,876 $ 5,420,032
97,936,038
Hong Kong 2.2%
AIA Group Ltd. ............... 2,416,600 17,358,106
Hang Seng Bank Ltd. .......... 204,300 2,502,440
Hong Kong Exchanges & Clearing
Ltd. ...................... 63,800 2,387,954
MTR Corp. Ltd. ............... 1,405,999 4,884,235
27,132,735
Ireland 0.7%
Kingspan Group plc ........... 121,649 8,843,582
Israel 0.2%
a
Nice Ltd. .................... 13,201 2,241,840
Italy 2.7%
Enel SpA ................... 338,064 2,412,485
Generali .................... 687,655 19,455,064
Intesa Sanpaolo SpA ........... 1,675,363 6,719,577
Moncler SpA ................. 56,652 2,990,691
Poste Italiane SpA , Reg S ....... 196,630 2,780,952
34,358,769
Japan 22.1%
Aeon Co. Ltd. ................ 205,900 4,818,760
Dai Nippon Printing Co. Ltd. ..... 272,600 3,814,673
Daifuku Co. Ltd. .............. 186,400 3,829,573
Daiichi Sankyo Co. Ltd. ......... 417,700 11,429,628
Daiwa House Industry Co. Ltd. ... 93,200 2,861,349
FANUC Corp. ................ 303,900 7,938,767
FUJIFILM Holdings Corp. ....... 209,600 4,336,544
Fujitsu Ltd. .................. 1,023,500 17,979,395
Hitachi Ltd. .................. 916,800 22,452,486
Hoya Corp. .................. 61,500 7,632,538
Kao Corp. ................... 112,400 4,547,880
KDDI Corp. .................. 620,100 19,750,557
MatsukiyoCocokara & Co. ....... 284,300 4,139,096
Mitsubishi Chemical Group Corp. . 922,500 4,659,205
Mitsubishi Estate Co. Ltd. ....... 207,600 2,881,851
Mitsui Fudosan Co. Ltd. ........ 546,800 4,372,940
Mizuho Financial Group, Inc. ..... 183,500 4,479,702
NEC Corp. .................. 150,400 12,870,793
Nomura Holdings, Inc. .......... 488,400 2,833,618
Nomura Research Institute Ltd. ... 124,000 3,640,835
Oriental Land Co. Ltd. .......... 335,300 7,227,782
ORIX Corp. .................. 562,000 12,073,948
Panasonic Holdings Corp. ....... 295,500 3,020,190
Recruit Holdings Co. Ltd. ....... 104,300 7,249,676
a
Renesas Electronics Corp. ...... 196,200 2,482,916
Secom Co. Ltd. ............... 79,000 2,682,831
Sekisui Chemical Co. Ltd. ....... 249,400 4,270,285
Seven & i Holdings Co. Ltd. ...... 174,500 2,735,747
SoftBank Corp. ............... 13,802,000 17,422,796
SoftBank Group Corp. .......... 254,800 14,560,746
Sompo Holdings, Inc. .......... 182,400 4,726,032

Schedule of Investments
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
Sony Group Corp. ............. 118,600 $ 2,499,561
Sumitomo Mitsui Financial Group,
Inc. ...................... 192,300 4,615,247
Sumitomo Mitsui Trust Group, Inc. . 213,500 4,987,260
Tokio Marine Holdings, Inc. ...... 137,900 4,948,973
Tokyo Electron Ltd. ............ 101,900 15,317,545
TOTO Ltd. .................. 121,600 2,913,094
Yamaha Motor Co. Ltd. ......... 837,300 7,377,201
Yokogawa Electric Corp. ........ 120,000 2,552,320
274,934,340
Netherlands 4.0%
ASML Holding NV ............. 34,983 24,503,306
ING Groep NV ............... 221,054 3,464,267
Koninklijke Ahold Delhaize NV .... 361,702 11,798,327
Universal Music Group NV ...... 243,417 6,226,394
Wolters Kluwer NV ............ 14,991 2,490,671
48,482,965
New Zealand 0.2%
a
Xero Ltd. .................... 24,569 2,556,725
Norway 0.4%
Norsk Hydro ASA ............. 599,692 3,298,715
Telenor ASA ................. 251,372 2,804,599
6,103,314
Portugal 0.2%
Jeronimo Martins SGPS SA ..... 131,795 2,518,791
Singapore 1.8%
CapitaLand Integrated Commercial
Trust , REIT ................ 3,328,500 4,693,890
STMicroelectronics NV ......... 95,930 2,402,745
United Overseas Bank Ltd. ...... 542,500 14,406,561
21,503,196
Spain 2.6%
ACS Actividades de Construccion y
Servicios SA ............... 101,009 5,061,811
Cellnex Telecom SA , Reg S ...... 75,920 2,398,051
Iberdrola SA ................. 1,801,054 24,818,933
32,278,795
Sweden 3.6%
Alfa Laval AB ................ 73,361 3,070,532
Assa Abloy AB , B ............. 239,914 7,086,173
Atlas Copco AB , A ............. 684,860 10,452,097
Atlas Copco AB , B ............. 498,810 6,739,426
Epiroc AB , B ................. 321,347 5,013,389
EQT AB .................... 84,952 2,348,400
Nibe Industrier AB , B ........... 741,838 2,899,077
Telia Co. AB ................. 1,662,822 4,621,794
42,230,888
Switzerland 8.1%
ABB Ltd. .................... 400,109 21,605,291
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Switzerland (continued)
DSM-Firmenich AG ............ 24,230 $ 2,449,267
Kuehne + Nagel International AG . 20,301 4,657,935
Lonza Group AG .............. 13,110 7,738,031
Novartis AG ................. 341,076 33,206,238
Sika AG .................... 34,865 8,319,037
Sonova Holding AG ............ 46,911 15,340,351
Swisscom AG ................ 9,703 5,400,238
98,716,388
United Kingdom 14.2%
3i Group plc ................. 173,002 7,700,881
AstraZeneca plc .............. 223,616 29,154,985
Auto Trader Group plc , Reg S .... 267,903 2,650,862
BT Group plc ................ 1,317,600 2,374,954
HSBC Holdings plc ............ 2,852,924 28,024,561
Informa plc .................. 238,658 2,380,281
J Sainsbury plc ............... 1,637,389 5,595,178
Kingfisher plc ................ 1,384,385 4,303,167
Lloyds Banking Group plc ....... 28,219,934 19,272,204
National Grid plc .............. 1,137,552 13,514,407
Reckitt Benckiser Group plc ..... 142,835 8,645,913
RELX plc ................... 496,791 22,509,096
Sage Group plc (The) .......... 233,379 3,708,037
Spirax Group plc .............. 34,090 2,916,097
Tesco plc ................... 2,355,992 10,836,039
Unilever plc .................. 81,646 4,639,176
Vodafone Group plc ........... 7,422,901 6,332,325
174,558,163
United States 5.2%
CSL Ltd. .................... 103,936 18,131,724
Schneider Electric SE .......... 111,109 27,661,260
Swiss Re AG ................. 120,332 17,428,233
63,221,217
Total Common Stocks
(Cost $ 1,042,059,901 ) .............
1,193,978,480
Preferred Stocks 0.4%
Germany 0.4%
Sartorius AG , 0.340% .......... 21,015 4,670,244
(Cost $5,249,228)
Total Long Term Investments
(Cost $ 1,047,309,129 ) .............
1,198,648,724
a

Schedule of Investments
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Shares/
Principal
a
Value
a a a a a
Money Market 1.6%
b,c
JPMorgan Prime Money Market
Fund , 4.660% .............. 19,346,421 $ 19,346,421
(Cost $19,346,421)
a
Total Investments 99 .4%
(Cost $ 1,066,655,550 ) .............
$1,217,995,145
Other Assets, less Liabilities 0 .6% ..
7,309,001
Net Assets 100.0% ................
$1,225,304,146
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of December 31,
2024.
c
Institutional Class shares.
REIT Real Estate Investment Trust
Summary Of Investments By Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 93,828,330
7.7%
Consumer Discretionary ........
68,980,525
5.6%
Consumer Staples ............
104,800,971
8.5%
Financials ...................
297,594,498
24.3%
Health Care .................
174,384,961
14.2%
Industrials ...................
211,695,829
17.3%
Information Technology .........
149,536,151
12.2%
Materials ....................
32,160,324
2.6%
Real Estate ..................
17,946,240
1.5%
Utilities .....................
47,720,895
3.9%
Money Market ................
19,346,421
1.6%
Other assets and liabilities (net)
7,309,001
0.6%
Total $1,225,304,146 100.0%

Schedule of Investments, December 31, 2024
Impax Core Bond Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Shares/
Principal
a
Value
a a a a
BONDS: 98.0%
a
Community Investment Notes 0.0%
a
Financials 0.0%
b ,c
CEI Investments LLC , 4.000%,
10/31/25 ................ 323,622 $ 323,622
c
Envest Microfinance Cooperative ,
b
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 245,060
718,682
Total Community Investment Notes
(Cost $ 723,622 ) .................
718,682
Corporate Bonds 30 .2%
Communication Services 3.3%
AT&T, Inc. ,
5.400%, 2/15/34 .......... 2,250,000 2,259,987
4.350%, 6/15/45 .......... 3,250,000 2,666,481
4.750%, 5/15/46 .......... 775,000 673,656
3.500%, 9/15/53 .......... 1,000,000 673,979
Charter Communications
Operating LLC / Charter
Communications Operating
Capital Corp. ,
6.384%, 10/23/35 ......... 1,750,000 1,748,517
6.484%, 10/23/45 ......... 750,000 709,567
d
Cogent Communications Group
LLC , 144A, 7.000%, 6/15/27 . 500,000 502,970
Comcast Corp. ,
4.600%, 10/15/38 ......... 2,750,000 2,492,325
5.350%, 5/15/53 .......... 800,000 741,356
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 2,000,000 2,390,387
T-Mobile USA, Inc. , 4.375%,
4/15/40 ................. 3,500,000 3,036,595
Verizon Communications, Inc. ,
2.550%, 3/21/31 .......... 2,000,000 1,723,174
4.812%, 3/15/39 .......... 3,500,000 3,233,010
2.650%, 11/20/40 ......... 600,000 410,553
3.400%, 3/22/41 .......... 600,000 454,098
e
3.550%, 3/22/51 .......... 500,000 353,669
Walt Disney Co. (The) , 4.750%,
9/15/44 ................. 3,000,000 2,689,327
d
Windstream Services LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 1,000,000 1,033,993
27,793,644
Consumer Discretionary 1.3%
d
1011778 BC ULC / New Red
Finance, Inc. , 144A, 6.125%,
6/15/29 ................. 1,000,000 1,004,489
Amazon.com, Inc. ,
2.875%, 5/12/41 .......... 800,000 587,669
2.500%, 6/03/50 .......... 1,000,000 597,142
American University (The) , 2019 ,
3.672%, 4/01/49 ........... 1,000,000 763,782
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
Aptiv Swiss Holdings Ltd. ,
5.150%, 9/13/34 .......... 800,000 $ 756,738
5.750%, 9/13/54 .......... 1,000,000 897,946
d
Expedia Group, Inc. , 144A,
6.250%, 5/01/25 ........... 1,000,000 1,000,714
Lowe's Cos., Inc. ,
5.000%, 4/15/33 .......... 2,250,000 2,216,071
2.800%, 9/15/41 .......... 750,000 515,026
5.750%, 7/01/53 .......... 750,000 734,969
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 472,180
Newell Brands, Inc. , 6.625%,
5/15/32 ................. 1,000,000 1,008,087
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 505,753
11,060,566
Consumer Staples 1.5%
d
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 4.625%, 1/15/27 ..... 1,000,000 979,848
144A, 6.500%, 2/15/28 ..... 1,000,000 1,014,053
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,158,593
Conagra Brands, Inc. , 5.300%,
11/01/38 ................ 2,250,000 2,116,438
Haleon US Capital LLC , 3.625%,
3/24/32 ................. 2,750,000 2,490,907
Kraft Heinz Foods Co. , 5.000%,
6/04/42 ................. 2,000,000 1,798,867
Kroger Co. (The) , 5.500%,
9/15/54 ................. 2,000,000 1,885,929
d
Post Holdings, Inc. , 144A,
6.250%, 2/15/32 ........... 1,000,000 993,737
12,438,372
Financials 9.4%
ACE Capital Trust II , 9.700%,
4/01/30 ................. 500,000 597,813
Aflac, Inc. ,
1.125%, 3/15/26 .......... 1,500,000 1,439,295
3.600%, 4/01/30 .......... 1,000,000 939,841
d
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 1,000,000 1,005,001
Aon North America, Inc. , 5.450%,
3/01/34 ................. 1,000,000 998,952
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 778,557
3.150%, 6/15/31 .......... 1,000,000 883,723
Bank of America Corp. ,
2.572% to 10/19/31, FRN
thereafter , 10/20/32 ........ 3,750,000 3,165,774
5.872% to 9/14/33, FRN
thereafter , 9/15/34 ......... 2,500,000 2,568,707

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Bank of America Corp.,
(continued)
5.468% to 1/22/34, FRN
thereafter , 1/23/35 ......... 1,000,000 $ 1,001,547
Bank of Montreal , 4.64% to
9/09/29, FRN thereafter , 9/10/30 2,000,000 1,961,775
Bank of New York Mellon Corp.
(The) ,
6.317% to 10/24/28, FRN
thereafter , 10/25/29 ........ 1,000,000 1,050,782
5.834% to 10/24/32, FRN
thereafter , 10/25/33 ........ 1,000,000 1,036,007
d
Block, Inc. , 144A, 6.500%,
5/15/32 ................. 1,000,000 1,010,903
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 947,349
Calvert Impact Capital, Inc. ,
3.000%, 3/14/25 ........... 1,000,000 1,000,000
Chubb INA Holdings LLC ,
5.000%, 3/15/34 .......... 1,500,000 1,482,331
2.850%, 12/15/51 ......... 250,000 157,907
Citigroup, Inc. ,
2.572% to 6/02/30, FRN
thereafter , 6/03/31 ......... 2,000,000 1,743,854
3.057% to 1/24/32, FRN
thereafter , 1/25/33 ......... 1,500,000 1,288,990
Citizens Financial Group, Inc. ,
5.841% to 1/22/29, FRN
thereafter , 1/23/30 ......... 1,500,000 1,522,580
Corebridge Financial, Inc. ,
5.750%, 1/15/34 ........... 1,500,000 1,528,946
Fiserv, Inc. , 5.150%, 8/12/34 ...
2,850,000 2,786,727
Goldman Sachs Group, Inc. (The) ,
0.855% to 2/11/25, FRN
thereafter , 2/12/26 ......... 500,000 497,560
4.692% to 10/22/29, FRN
thereafter , 10/23/30 ........ 2,000,000 1,958,832
5.851% to 4/24/34, FRN
thereafter , 4/25/35 ......... 2,000,000 2,038,647
5.33% to 7/22/34, FRN
thereafter , 7/23/35 ......... 1,000,000 981,837
d
HA Sustainable Infrastructure
Capital, Inc. , 144A, 6.375%,
7/01/34 ................. 500,000 487,194
d
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 1,500,000 1,564,755
ING Groep NV , 3.869% to
3/27/25, FRN thereafter , 3/28/26 1,500,000 1,496,071
John Deere Capital Corp. ,
2.000%, 6/17/31 ........... 1,250,000 1,049,465
JPMorgan Chase & Co. ,
2.947% to 2/23/27, FRN
thereafter , 2/24/28 ......... 1,000,000 962,056
5.581% to 4/21/29, FRN
thereafter , 4/22/30 ......... 1,000,000 1,020,053
4.603% to 10/21/29, FRN
thereafter , 10/22/30 ........ 500,000 490,632
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
JPMorgan Chase & Co.,
(continued)
e
5.336% to 1/22/34, FRN
thereafter , 1/23/35 ......... 1,000,000 $ 994,091
5.766% to 4/21/34, FRN
thereafter , 4/22/35 ......... 2,500,000 2,558,357
5.294% to 7/21/34, FRN
thereafter , 7/22/35 ......... 2,000,000 1,979,660
M&T Bank Corp. , 7.413% to
10/29/28, FRN thereafter ,
10/30/29 ................ 1,000,000 1,072,254
MetLife, Inc. ,
4.875%, 11/13/43 ......... 1,000,000 909,349
5.250%, 1/15/54 .......... 1,000,000 936,970
Morgan Stanley ,
5.652% to 4/12/27, FRN
thereafter , 4/13/28 ......... 2,000,000 2,034,055
4.654% to 10/17/29, FRN
thereafter , 10/18/30 ........ 2,000,000 1,957,768
5.831% to 4/18/34, FRN
thereafter , 4/19/35 ......... 3,250,000 3,313,368
Morgan Stanley Bank NA , 4.968%
to 7/13/27, FRN thereafter ,
7/14/28 ................. 1,000,000 1,003,443
Nasdaq, Inc. ,
5.350%, 6/28/28 .......... 500,000 507,319
5.550%, 2/15/34 .......... 1,000,000 1,009,366
National Bank of Canada ,
5.600%, 12/18/28 .......... 2,000,000 2,039,132
NatWest Group plc , 4.964% to
8/14/29, FRN thereafter , 8/15/30 1,000,000 985,388
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 1,000,000 954,684
PNC Financial Services Group,
Inc. (The) , 4.812% to 10/20/31,
FRN thereafter , 10/21/32 .... 1,600,000 1,557,766
Principal Financial Group, Inc. ,
5.375%, 3/15/33 .......... 2,000,000 2,004,834
5.500%, 3/15/53 .......... 1,000,000 955,306
Progressive Corp. (The) , 3.200%,
3/26/30 ................. 1,500,000 1,386,010
Prudential Financial, Inc. , 5.800%,
11/16/41 ................ 1,000,000 993,183
Travelers Cos., Inc. (The) ,
5.450%, 5/25/53 ........... 1,000,000 974,194
Truist Financial Corp. , 5.122% to
1/25/33, FRN thereafter , 1/26/34 2,000,000 1,944,728
Unum Group , 6.000%, 6/15/54 .
1,000,000 989,638
d
USAA Capital Corp. , 144A,
2.125%, 5/01/30 ........... 1,000,000 867,668
d
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 .......... 1,000,000 1,049,081
78,422,075
Health Care 2.8%
AbbVie, Inc. ,
4.800%, 3/15/29 .......... 1,000,000 999,511

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Shares/
Principal
a
Value
a a a a
Health Care (continued)
AbbVie, Inc., (continued)
4.250%, 11/21/49 ......... 1,500,000 $ 1,220,847
5.400%, 3/15/54 .......... 500,000 481,737
Agilent Technologies, Inc. ,
4.750%, 9/09/34 ........... 2,000,000 1,901,542
Amgen, Inc. ,
4.200%, 3/01/33 .......... 500,000 463,878
6.400%, 2/01/39 .......... 2,000,000 2,096,353
d
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 1,000,000 955,344
Becton Dickinson & Co. , 4.669%,
6/06/47 ................. 1,000,000 857,093
CVS Health Corp. , 4.780%,
3/25/38 ................. 1,000,000 865,523
Elevance Health, Inc. ,
1.500%, 3/15/26 .......... 500,000 481,818
2.250%, 5/15/30 .......... 1,000,000 869,102
5.650%, 6/15/54 .......... 1,000,000 959,069
HCA, Inc. ,
5.450%, 4/01/31 .......... 1,500,000 1,497,534
7.500%, 11/06/33 ......... 1,000,000 1,109,563
Kaiser Foundation Hospitals ,
2021 , 2.810%, 6/01/41 ...... 1,000,000 707,899
Laboratory Corp. of America
Holdings , 4.350%, 4/01/30 ... 1,500,000 1,447,583
Merck & Co., Inc. , 2.350%,
6/24/40 ................. 1,000,000 677,394
Novant Health, Inc. , 2.637%,
11/01/36 ................ 1,500,000 1,158,800
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 .......... 1,000,000 910,733
UnitedHealth Group, Inc. ,
5.500%, 7/15/44 .......... 500,000 485,346
5.625%, 7/15/54 .......... 1,500,000 1,457,087
Zoetis, Inc. ,
3.900%, 8/20/28 .......... 1,000,000 969,888
5.600%, 11/16/32 ......... 1,000,000 1,031,433
23,605,077
Industrials 3.0%
AGCO Corp. ,
5.450%, 3/21/27 .......... 2,500,000 2,525,214
5.800%, 3/21/34 .......... 500,000 502,876
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 496,637
e
Burlington Northern Santa Fe
LLC , 5.500%, 3/15/55 ...... 1,000,000 983,264
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 595,085
Capital Impact Partners , 6.000%,
3/15/25 ................. 500,000 499,633
Carrier Global Corp. , 3.377%,
4/05/40 ................. 1,000,000 772,867
d
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 1,000,000 1,007,645
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
CNH Industrial Capital LLC ,
5.500%, 1/12/29 ........... 1,000,000 $ 1,015,404
Cummins, Inc. , 7.125%, 3/01/28
1,000,000 1,065,231
d
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 1,000,000 1,013,690
d
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,000,000 1,007,279
Local Initiatives Support Corp. ,
1.000%, 11/15/25 .......... 1,000,000 956,285
Nature Conservancy (The) ,
A , 1.861%, 7/01/33 ........ 266,000 200,153
A , 3.957%, 3/01/52 ........ 750,000 599,379
Norfolk Southern Corp. ,
2.300%, 5/15/31 .......... 1,500,000 1,283,816
5.350%, 8/01/54 .......... 1,000,000 952,994
nVent Finance SARL , 2.750%,
11/15/31 ................ 2,000,000 1,683,578
Pentair Finance SARL , 5.900%,
7/15/32 ................. 1,705,000 1,751,708
Republic Services, Inc. , 3.050%,
3/01/50 ................. 1,500,000 1,009,955
Rockwell Automation, Inc. ,
1.750%, 8/15/31 ........... 1,000,000 820,589
Tesla Energy Operations, Inc. ,
4.700%, 5/29/25 ........... 2,000,000 1,970,137
Union Pacific Corp. ,
3.200%, 5/20/41 .......... 1,000,000 749,151
4.950%, 5/15/53 .......... 1,000,000 914,652
d
WK Kellogg Foundation Trust ,
144A, 2.443%, 10/01/50 ..... 1,000,000 592,814
24,970,036
Information Technology 2.0%
d
Broadcom, Inc. , 144A, 3.500%,
2/15/41 ................. 3,000,000 2,344,362
d
Ciena Corp. , 144A, 4.000%,
1/31/30 ................. 1,000,000 923,325
Cisco Systems, Inc. , 5.900%,
2/15/39 ................. 2,000,000 2,117,085
Hewlett Packard Enterprise Co. ,
6.200%, 10/15/35 ......... 1,250,000 1,308,157
6.350%, 10/15/45 ......... 1,500,000 1,558,545
d
Insight Enterprises, Inc. , 144A,
6.625%, 5/15/32 ........... 1,000,000 1,006,908
Kyndryl Holdings, Inc. , 6.350%,
2/20/34 ................. 2,750,000 2,862,483
NXP BV / NXP Funding LLC /
NXP USA, Inc. ,
e
5.000%, 1/15/33 .......... 767,000 746,823
3.250%, 5/11/41 .......... 1,538,000 1,124,538
Vontier Corp. , 2.950%, 4/01/31 .
2,500,000 2,148,853
16,141,079
Materials 0.4%
Ball Corp. , 6.875%, 3/15/28 ....
1,000,000 1,023,645
d
Graphic Packaging International
LLC , 144A, 6.375%, 7/15/32 . 1,000,000 1,004,214

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Shares/
Principal
a
Value
a a a a
Materials (continued)
d
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 1,000,000 $ 1,002,744
Steel Dynamics, Inc. , 3.250%,
10/15/50 ................ 750,000 494,519
3,525,122
Real Estate 2.4%
Alexandria Real Estate Equities,
Inc. , 5.250%, 5/15/36 ....... 2,000,000 1,942,151
American Tower Corp. , 5.900%,
11/15/33 ................ 3,250,000 3,349,712
Brixmor Operating Partnership LP ,
3.900%, 3/15/27 ........... 1,500,000 1,469,787
Century Housing Corp. , 4.500%,
2/15/26 ................. 1,000,000 980,907
Equinix, Inc. , 2.500%, 5/15/31 ..
2,000,000 1,710,494
Kimco Realty OP LLC ,
4.600%, 2/01/33 .......... 2,750,000 2,618,983
e
4.850%, 3/01/35 .......... 500,000 476,425
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.750%, 7/15/34 ........... 1,000,000 1,002,190
Prologis LP , 5.125%, 1/15/34 ...
3,000,000 2,957,843
Welltower OP LLC , 6.500%,
3/15/41 ................. 3,049,000 3,272,651
19,781,143
Utilities 4.1%
AES Corp. (The) ,
5.450%, 6/01/28 .......... 1,000,000 1,005,780
2.450%, 1/15/31 .......... 1,000,000 833,895
American Water Capital Corp. ,
2.800%, 5/01/30 ........... 3,000,000 2,695,162
Avangrid, Inc. , 3.200%, 4/15/25 .
1,000,000 995,074
d
California Buyer Ltd. / Atlantica
Sustainable Infrastructure plc ,
144A, 6.375%, 2/15/32 ...... 1,000,000 998,106
Consolidated Edison Co. of New
York, Inc. , 5.125%, 3/15/35 .. 2,000,000 1,967,283
DTE Electric Co. ,
3.950%, 3/01/49 .......... 1,000,000 783,038
A , 1.900%, 4/01/28 ........ 1,500,000 1,374,005
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 998,871
Georgia Power Co. , A , 3.250%,
3/15/51 ................. 1,000,000 675,250
MidAmerican Energy Co. ,
3.650%, 4/15/29 .......... 1,000,000 954,157
2.700%, 8/01/52 .......... 2,000,000 1,214,871
d
Niagara Mohawk Power Corp. ,
144A, 5.783%, 9/16/52 ...... 2,000,000 1,966,125
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 1,930,474
NSTAR Electric Co. , 3.250%,
5/15/29 ................. 3,000,000 2,807,394
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
d
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 1,000,000 $ 939,226
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ... 750,000 527,525
PG&E Recovery Funding LLC ,
A-2 , 5.256%, 1/15/38 ...... 1,000,000 996,837
A-3 , 5.536%, 7/15/47 ...... 2,625,000 2,621,934
SCE Recovery Funding LLC ,
A-1 , 4.697%, 6/15/40 ...... 2,075,725 2,000,542
A-2 , 2.943%, 11/15/42 ...... 1,450,000 1,170,093
A-2 , 5.112%, 12/15/47 ...... 880,000 831,078
Southern Power Co. ,
4.150%, 12/01/25 ......... 1,000,000 995,651
0.900%, 1/15/26 .......... 500,000 480,496
Southwestern Public Service Co. ,
8 , 3.150%, 5/01/50 ......... 1,500,000 973,078
Union Electric Co. , 5.125%,
3/15/55 ................. 1,500,000 1,375,542
34,111,487
Total Corporate Bonds
(Cost $ 262,639,028 ) ..............
251,848,601
Foreign Government and Agency Securities 1.8%
d
BNG Bank NV , 144A, 0.500%,
11/24/25 ................ 250,000 241,176
d
Caisse d'Amortissement de la
Dette Sociale , 144A, 1.375%,
1/20/31 ................. 3,000,000 2,473,019
d
Kommunalbanken A/S ,
144A, 4.625%, 10/24/25 ..... 500,000 500,296
144A, 1.125%, 10/26/26 ..... 1,500,000 1,415,304
144A, 1.125%, 6/14/30 ...... 1,000,000 834,985
Kreditanstalt fuer Wiederaufbau ,
2.000%, 5/02/25 ........... 1,000,000 992,347
3.125%, 6/10/25 ........... 2,000,000 1,989,560
0.375%, 7/18/25 ........... 1,000,000 978,700
0.625%, 1/22/26 ........... 5,000,000 4,811,499
d
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 823,422
Total Foreign Government and
Agency Securities
(Cost $ 15,905,800 ) ...............
15,060,308
U.S. Government and Agency Securities 20.4%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,830,687
1.850%, 3/28/30 ........... 1,095,000 949,400
2.020%, 4/01/31 ........... 780,000 666,221
1.880%, 6/16/31 ........... 1,220,000 1,027,966
2.500%, 4/14/36 ........... 3,000,000 2,342,966
FHLB ,
0.520%, 2/12/26 ........... 500,000 479,638
2.000%, 3/25/30 ........... 1,666,667 1,458,693

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Shares/
Principal
a
Value
a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds ,
4.125%, 8/15/44 ........... 25,000,000 $ 22,632,057
Index Linked, 1.000%, 2/15/48 1,000,000 943,275
4.250%, 8/15/54 ........... 30,000,000 27,403,056
U.S. Treasury Notes ,
4.125%, 10/31/26 .......... 8,000,000 7,982,884
3.875%, 10/15/27 .......... 59,000,000 58,389,110
3.500%, 9/30/29 ........... 38,000,000 36,587,112
3.625%, 9/30/31 ........... 1,000,000 950,495
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 1,107,143 1,054,010
f
FRN, 4.600%, ( 3-month U.S.
Treasury Bill Rate ), 9/15/26 .. 583,333 583,333
1.650%, 4/15/28 ........... 500,000 462,562
f
FRN, 4.500%, ( 3-month U.S.
Treasury Bill Rate ), 3/15/30 .. 1,500,000 1,500,000
1.440%, 4/15/28 ........... 1,000,000 920,103
3.130%, 4/15/28 ........... 1,000,000 960,141
Total U.S. Government and Agency
Securities
(Cost $ 177,140,183 ) ..............
170,123,709
Asset-Backed Securities 5.1%
a
Consumer Staples 0.0%
CVS Pass-Through Trust ,
6.036%, 12/10/28 . ......... 283,431 285,048
Financials 5.0%
d
College Ave Student Loans LLC ,
2021-B , A2 , 144A, 1.760%,
6/25/52 ................. 280,089 250,292
2024-B , A1A , 144A, 5.690%,
8/25/54 ................. 1,695,330 1,714,139
d
FHF Issuer Trust ,
2024-1A , A2 , 144A, 5.690%,
2/15/30 ................. 719,597 726,747
2024-3A , A2 , 144A, 4.940%,
11/15/30 ................ 1,000,000 998,646
d
Foundation Finance Trust ,
2023-1A , A , 144A, 5.670%,
12/15/43 ................ 1,596,784 1,611,783
2023-2A , A , 144A, 6.530%,
6/15/49 ................. 570,350 587,905
2023-2A , C , 144A, 7.310%,
6/15/49 ................. 1,350,000 1,383,569
d
Frontier Issuer LLC ,
2023-1 , A2 , 144A, 6.600%,
8/20/53 ................. 1,000,000 1,018,628
2023-1 , B , 144A, 8.300%,
8/20/53 ................. 1,750,000 1,816,203
2024-1 , A2 , 144A, 6.190%,
6/20/54 ................. 1,750,000 1,782,997
d
HPEFS Equipment Trust , 2024-
1A , D , 144A, 5.820%, 11/20/31 . 1,500,000 1,517,717
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
d
Loanpal Solar Loan Ltd. ,
2021-1GS , A , 144A, 2.290%,
1/20/48 ................. 733,659 $ 580,669
2021-2GS , A , 144A, 2.220%,
3/20/48 ................. 479,295 369,202
d
Mill City Solar Loan Ltd. ,
2019-1A , A , 144A, 4.340%,
3/20/43 ................. 379,995 349,019
2019-2GS , A , 144A, 3.690%,
7/20/43 ................. 416,823 369,540
d
Mosaic Solar Loan Trust ,
2017-1A , A , 144A, 4.450%,
6/20/42 ................. 287,012 279,482
2017-2A , A , 144A, 3.820%,
6/22/43 ................. 369,702 346,007
2018-1A , A , 144A, 4.010%,
6/22/43 ................. 989,812 923,400
2019-1A , A , 144A, 4.370%,
12/21/43 ................ 440,009 415,339
2019-2A , A , 144A, 2.880%,
9/20/40 ................. 318,169 279,107
2020-1A , A , 144A, 2.100%,
4/20/46 ................. 327,749 284,689
2020-2A , A , 144A, 1.440%,
8/20/46 ................. 683,783 569,577
2020-2A , C , 144A, 3.000%,
8/20/46 ................. 479,995 443,693
2021-1A , A , 144A, 1.510%,
12/20/46 ................ 648,082 528,348
2021-2A , B , 144A, 2.090%,
4/22/47 ................. 609,354 444,358
2022-3A , A , 144A, 6.100%,
6/20/53 ................. 1,914,863 1,898,660
d
OneMain Financial Issuance
Trust , 2024-1A , A , 144A,
5.790%, 5/14/41 . .......... 1,250,000 1,285,405
d
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 951,985 704,948
SBA Small Business Investment
Cos. ,
2023-10A , 1 , 5.168%, 3/10/33 941,445 949,686
2023-10B , 1 , 5.688%, 9/10/33 1,058,920 1,081,666
2024-10A , 1 , 5.035%, 3/10/34 747,797 743,364
d
Service Experts Issuer LLC ,
2021-1A , A , 144A, 2.670%,
2/02/32 ................. 557,765 540,663
2024-1A , A , 144A, 6.390%,
11/20/35 ................ 1,332,458 1,353,310
d
SoFi Professional Loan Program
LLC ,
2017-D , BFX , 144A, 3.610%,
9/25/40 ................. 1,900,000 1,764,590
2017-F , BFX , 144A, 3.620%,
1/25/41 ................. 1,800,000 1,678,569
2018-B , BFX , 144A, 3.830%,
8/25/47 ................. 500,000 468,342

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
d
Sunnova Helios II Issuer LLC ,
2019-AA , A , 144A, 3.750%,
6/20/46 ................. 1,320,077 $ 1,182,728
2021-B , A , 144A, 1.620%,
7/20/48 ................. 1,927,477 1,680,719
d
Sunnova Sol Issuer LLC , 2020-
1A , A , 144A, 3.350%, 2/01/55 . 849,396 713,523
d
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 831,597 784,409
d
Sunrun Atlas Issuer LLC , 2019-2 ,
A , 144A, 3.610%, 2/01/55 . ... 844,836 786,709
d
Tesla Auto Lease Trust ,
2023-B , B , 144A, 6.570%,
8/20/27 ................. 1,400,000 1,421,386
2024-A , B , 144A, 5.550%,
5/22/28 ................. 750,000 753,312
d
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . ................ 1,207,877 1,104,200
d
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 845,046 792,136
41,279,381
a a a a a
Utilities 0.1%
d
Sunnova Helios IV Issuer LLC ,
2020-AA , A , 144A, 2.980%,
6/20/47 . ................. 653,972 564,544
d
Sunnova Helios V Issuer LLC ,
2021-A , A , 144A, 1.800%,
2/20/48 . ................. 373,932 274,612
839,156
a a a a a
Total Asset-Backed Securities
(Cost $ 44,633,260 ) ...............
42,403,585
Mortgage-Backed Securities 34.0%
Commercial Mortgage-Backed Securities 3.7%
FHLMC, Multi-class Certificates ,
2021-P009 , A1 , 1.132%,
1/25/31 ................. 1,330,665 1,198,350
2021-P011 , A1 , 1.204%, 9/25/31 395,738 355,892
f
2024-P016 , A2 , FRN, 4.606%,
9/25/33 ................. 2,000,000 1,927,949
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01 , A10 , 2.939%, 4/25/29 . 3,000,000 2,793,301
KG02 , A2 , 2.412%, 8/25/29 .. 2,000,000 1,816,157
KG04 , A2 , 1.487%, 11/25/30 . 2,000,000 1,669,425
f
KG07 , A2 , FRN, 3.123%,
8/25/32 ................. 1,750,000 1,558,646
KSG1 , A2 , 1.503%, 9/25/30 .. 651,000 548,087
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Commercial Mortgage-Backed Securities (continued)
FHLMC, Multi-family Structured
Pass-Through Certificates,
(continued)
f
KSG4 , A2 , FRN, 3.400%,
8/25/32 ................. 2,000,000 $ 1,813,472
FNMA, ACES ,
f
2017-M2 , A2 , FRN, 2.825%,
2/25/27 ................. 1,661,520 1,607,316
f
2018-M13 , A2 , FRN, 3.743%,
9/25/30 ................. 1,270,560 1,203,283
f
2018-M2 , A2 , FRN, 2.906%,
1/25/28 ................. 1,680,071 1,605,335
f
2018-M4 , A2 , FRN, 3.057%,
3/25/28 ................. 999,252 952,743
f
2018-M8 , A2 , FRN, 3.303%,
6/25/28 ................. 1,800,801 1,730,075
f
2019-M1 , A2 , FRN, 3.543%,
9/25/28 ................. 1,698,304 1,635,192
2019-M9 , A2 , 2.937%, 6/25/29 1,634,234 1,524,827
f
2021-M1S , A2 , FRN, 1.382%,
12/25/30 ................ 2,700,000 2,238,447
f
2023-M1S , A2 , FRN, 4.501%,
4/25/33 ................. 2,500,000 2,439,454
f
GNMA ,
2013-101 , AF , FRN, 2.829%,
9/16/50 ................. 442,076 431,859
2014-164 , AN , FRN, 3.111%,
3/16/55 ................. 474,797 418,849
d
SLG Office Trust , 2021-OVA , A ,
144A , 2.585%, 7/15/41 ...... 1,500,000 1,261,705
30,730,364
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.2%
FHLMC Gold Pool, 20 Year ,
3.000%, 3/01/35 ........... 2,238,942 2,089,622
FHLMC Pool, 30 Year , 4.500%,
3/01/49 ................. 2,429,384 2,313,244
FHLMC Pool, 30 Year , 3.000%,
12/01/49 ................ 1,484,625 1,280,466
FHLMC Pool, 30 Year , 2.500%,
7/01/50 ................. 3,388,200 2,795,483
FHLMC Pool, 30 Year , 2.000%,
2/01/51 ................. 2,220,292 1,758,107
FHLMC Pool, 30 Year , 2.500%,
4/01/51 ................. 2,399,786 1,959,809
FHLMC Pool, 30 Year , 4.000%,
8/01/51 ................. 2,712,275 2,496,590
FHLMC Pool, 30 Year , 3.000%,
4/01/52 ................. 4,199,402 3,577,229
FHLMC Pool, 30 Year , 4.000%,
8/01/52 ................. 2,229,322 2,046,754
FHLMC Pool, 30 Year , 4.500%,
8/01/52 ................. 1,683,486 1,594,936
FHLMC Pool, 30 Year , 5.500%,
9/01/52 ................. 3,305,749 3,271,008
FHLMC Pool, 30 Year , 5.500%,
11/01/52 ................ 3,370,684 3,352,776

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year , 3.000%,
1/01/53 ................. 2,609,052 $ 2,226,808
FHLMC Pool, 30 Year , 5.500%,
3/01/53 ................. 5,269,686 5,220,848
FHLMC Pool, 30 Year , 3.000%,
6/01/53 ................. 2,758,497 2,377,182
FHLMC Pool, 30 Year , 6.000%,
6/01/53 ................. 2,651,491 2,693,622
FHLMC Pool, 30 Year , 6.500%,
6/01/53 ................. 1,689,395 1,738,177
FHLMC Pool, 30 Year , 5.000%,
8/01/53 ................. 2,793,799 2,700,212
FHLMC Pool, 30 Year , 5.500%,
9/01/53 ................. 3,682,975 3,659,787
FHLMC Pool, 30 Year , 5.500%,
1/01/54 ................. 5,605,616 5,536,848
FHLMC Pool, 30 Year , 5.000%,
3/01/54 ................. 2,832,582 2,735,944
FHLMC Pool, 30 Year , 5.000%,
10/01/54 ................ 2,991,698 2,895,753
60,321,205
Federal National Mortgage Association (FNMA) Fixed Rate
17.4%
FNMA, 15 Year , 2.000%, 3/01/36 1,824,401 1,625,180
FNMA, 20 Year , 2.000%, 11/01/40 1,464,942 1,224,626
FNMA, 20 Year , 2.000%, 12/01/40 3,458,751 2,891,438
FNMA, 20 Year , 2.500%, 12/01/40 2,050,524 1,766,010
FNMA, 20 Year , 3.000%, 1/01/42 2,183,061 1,936,458
FNMA, 30 Year , 3.500%, 7/01/43 2,972,658 2,709,900
FNMA, 30 Year , 3.000%, 11/01/46 2,327,392 2,021,015
FNMA, 30 Year , 2.500%, 2/01/47 2,518,259 2,092,691
FNMA, 30 Year , 3.500%, 9/01/49 3,820,066 3,429,834
FNMA, 30 Year , 4.000%, 9/01/49 2,143,423 1,982,941
FNMA, 30 Year , 3.500%, 1/01/50 2,202,642 1,977,639
FNMA, 30 Year , 2.500%, 3/01/50 1,417,653 1,174,225
FNMA, 30 Year , 2.500%, 8/01/50 1,486,117 1,234,199
FNMA, 30 Year , 2.500%, 9/01/50 7,578,272 6,247,087
FNMA, 30 Year , 2.000%, 10/01/50 2,890,216 2,256,586
FNMA, 30 Year , 1.500%, 11/01/50 2,098,355 1,563,026
FNMA, 30 Year , 2.500%, 11/01/50 1,528,583 1,260,639
FNMA, 30 Year , 2.000%, 12/01/50 1,437,364 1,134,933
FNMA, 30 Year , 2.500%, 12/01/50 3,233,206 2,691,390
FNMA, 30 Year , 1.500%, 1/01/51 3,857,761 2,855,751
FNMA, 30 Year , 2.500%, 1/01/51 1,438,587 1,186,913
FNMA, 30 Year , 2.500%, 5/01/51 1,417,380 1,168,081
FNMA, 30 Year , 2.500%, 7/01/51 6,951,927 5,725,026
FNMA, 30 Year , 2.000%, 9/01/51 2,539,024 1,985,075
FNMA, 30 Year , 2.000%, 10/01/51 2,294,867 1,813,165
FNMA, 30 Year , 2.500%, 10/01/51 2,314,364 1,905,497
FNMA, 30 Year , 2.500%, 11/01/51 2,511,622 2,065,429
FNMA, 30 Year , 3.500%, 1/01/52 2,082,317 1,846,526
FNMA, 30 Year , 2.500%, 2/01/52 3,170,131 2,604,435
FNMA, 30 Year , 3.000%, 2/01/52 2,396,918 2,042,866
FNMA, 30 Year , 3.500%, 4/01/52 5,876,427 5,208,280
FNMA, 30 Year , 2.500%, 5/01/52 1,435,729 1,182,956
FNMA, 30 Year , 3.000%, 6/01/52 2,730,884 2,327,910
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA, 30 Year , 3.500%, 6/01/52 3,340,595 $ 2,971,821
FNMA, 30 Year , 3.500%, 7/01/52 3,307,472 2,947,712
FNMA, 30 Year , 4.000%, 7/01/52 6,637,865 6,080,652
FNMA, 30 Year , 4.500%, 7/01/52 2,637,308 2,486,320
FNMA, 30 Year , 4.500%, 8/01/52 2,729,876 2,592,513
FNMA, 30 Year , 5.000%, 9/01/52 2,564,496 2,485,913
FNMA, 30 Year , 4.500%, 10/01/52 2,455,740 2,323,506
FNMA, 30 Year , 6.000%, 11/01/52 2,433,090 2,462,372
FNMA, 30 Year , 5.000%, 12/01/52 2,560,930 2,481,670
FNMA, 30 Year , 4.500%, 1/01/53 2,717,340 2,558,412
FNMA, 30 Year , 6.000%, 2/01/53 2,385,447 2,419,864
FNMA, 30 Year , 5.000%, 3/01/53 1,617,998 1,570,631
FNMA, 30 Year , 3.500%, 4/01/53 2,830,682 2,513,284
FNMA, 30 Year , 5.500%, 5/01/53 8,755,018 8,690,540
FNMA, 30 Year , 4.000%, 7/01/53 2,944,696 2,698,291
FNMA, 30 Year , 5.500%, 7/01/53 1,758,377 1,748,366
FNMA, 30 Year , 5.500%, 8/01/53 2,711,123 2,690,981
FNMA, 30 Year , 5.500%, 11/01/53 2,824,938 2,792,192
FNMA, 30 Year , 6.500%, 12/01/53 2,396,833 2,457,254
FNMA, 30 Year , 4.000%, 2/01/54 3,921,162 3,589,574
FNMA, 30 Year , 6.000%, 2/01/54 2,752,884 2,787,453
FNMA, 30 Year , 6.000%, 10/01/54 2,993,966 3,039,849
FNMA, 30 Year , 5.000%, 11/01/54 3,981,028 3,858,287
145,385,184
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.3%
f
GNMA II , 3.724%, 2/20/74 ..... 2,822,463 2,604,669
Government National Mortgage Association (GNMA) Fixed
Rate 2.2%
GNMA I , 3.020%, 9/15/41 ..... 1,513,012 1,324,926
GNMA II, Single-family, 30 Year ,
2.000%, 7/20/52 ........... 3,003,854 2,407,841
GNMA II, Single-family, 30 Year ,
2.500%, 7/20/52 ........... 1,604,780 1,341,817
GNMA II, Single-family, 30 Year ,
2.500%, 8/20/52 ........... 4,900,275 4,099,328
GNMA II, Single-family, 30 Year ,
2.500%, 4/20/53 ........... 3,449,637 2,887,440
GNMA II, Single-family, 30 Year ,
3.000%, 6/20/53 ........... 4,649,754 4,037,731
GNMA II, Single-family, 30 Year ,
3.000%, 7/20/53 ........... 2,658,204 2,313,411
18,412,494
Residential Mortgage-Backed Securities 3.2%
d
Angel Oak Mortgage Trust ,
f
2022-2 , A1 , 144A , FRN,
3.353%, 1/25/67 ........... 1,473,083 1,356,485
2022-5 , A1 , 144A , 4.500%,
5/25/67 ................. 1,536,199 1,494,314
d ,f
Connecticut Avenue Securities
Trust ,
2021-R01 , 1B1 , 144A , FRN,
7.669%, ( 30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,000,000 1,028,737

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
d,f
Connecticut Avenue Securities
Trust, (continued)
2021-R01 , 1M2 , 144A , FRN,
6.119%, ( 30-day SOFR Average
+ 1.550%), 10/25/41 ........ 507,938 $ 510,436
2022-R08 , 1M1 , 144A , FRN,
7.119%, ( 30-day SOFR Average
+ 2.550%), 7/25/42 ........ 1,511,306 1,552,743
2023-R01 , 1M1 , 144A , FRN,
6.960%, ( 30-day SOFR Average
+ 2.400%), 12/25/42 ........ 1,125,272 1,157,346
2023-R06 , 1M1 , 144A , FRN,
6.269%, ( 30-day SOFR Average
+ 1.700%), 7/25/43 ........ 950,655 954,545
d ,f
FARM Mortgage Trust ,
2024-1 , A , 144A , FRN, 4.721%,
10/01/53 ................ 1,935,326 1,851,768
2024-2 , A , 144A , FRN, 5.196%,
8/01/54 ................. 1,497,337 1,462,063
d ,f
FHLMC STACR REMIC Trust ,
2020-HQA2 , M2 , 144A , FRN,
7.783%, ( 30-day SOFR Average
+ 3.214%), 3/25/50 ........ 768,380 792,484
2022-DNA1 , M1B , 144A , FRN,
6.419%, ( 30-day SOFR Average
+ 1.850%), 1/25/42 ........ 1,100,000 1,116,567
2024-DNA1 , A1 , 144A , FRN,
5.919%, ( 30-day SOFR Average
+ 1.350%), 2/25/44 ........ 1,313,364 1,323,330
2024-DNA2 , M1 , 144A , FRN,
5.769%, ( 30-day SOFR Average
+ 1.200%), 5/25/44 ........ 1,436,682 1,442,287
d ,f
Flagstar Mortgage Trust ,
2021-5INV , A5 , 144A , FRN,
2.500%, 7/25/51 ........... 643,780 567,313
2021-6INV , A6 , 144A , FRN,
2.500%, 8/25/51 ........... 1,318,817 1,157,905
d,f
FNMA Connecticut Avenue
Securities , 2021-R02 , 2M2 ,
144A , FRN, 6.569%, ( 30-day
SOFR Average + 2.000%),
11/25/41 ................ 1,500,000 1,511,857
d,f
Mello Mortgage Capital
Acceptance , 2021-INV1 , A4 ,
144A , FRN, 2.500%, 6/25/51 . 696,445 610,689
d ,f
New Residential Mortgage Loan
Trust ,
2019-2A , A1 , 144A , FRN,
4.250%, 12/25/57 .......... 660,605 635,596
2019-5A , A1B , 144A , FRN,
3.500%, 8/25/59 ........... 373,743 347,946
d ,f
Sequoia Mortgage Trust ,
2018-CH1 , A19 , 144A , FRN,
4.000%, 3/25/48 ........... 49,298 45,323
2021-4 , A4 , 144A , FRN,
2.500%, 6/25/51 ........... 1,423,118 1,247,125
2024-2 , A19 , 144A , FRN,
6.000%, 3/25/54 ........... 1,514,318 1,504,709
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
d,f
Sequoia Mortgage Trust,
(continued)
2024-3 , A19 , 144A , FRN,
6.000%, 4/25/54 ........... 1,574,678 $ 1,564,687
d
Towd Point Mortgage Trust , 2023-
1 , A1 , 144A , 3.750%, 1/25/63 . 965,594 917,713
26,153,968
Total Mortgage-Backed Securities
(Cost $ 305,070,486 ) ..............
283,607,884
Municipal Bonds 0.8%
California 0.5%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 1,588,163
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,367,166
3,955,329
Massachusetts 0.3%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,913,554
University of Massachusetts
Building Authority , Revenue ,
2010-2 , 5.450%, 11/01/40 ... 1,225,000 1,199,675
3,113,229
Total Municipal Bonds
(Cost $ 7,946,886 ) ................
7,068,558
Supranational 5.3%
Council of Europe Development
Bank , 3.000%, 6/16/25 ...... 1,000,000 993,596
European Bank for Reconstruction
& Development , 0.500%,
11/25/25 ................ 3,000,000 2,895,833
European Investment Bank ,
2.750%, 8/15/25 ........... 2,000,000 1,979,322
3.250%, 11/15/27 .......... 2,048,000 1,987,778
1.750%, 3/15/29 ........... 800,000 718,352
Inter-American Development
Bank ,
0.625%, 7/15/25 ........... 3,000,000 2,941,056
0.875%, 4/20/26 ........... 2,000,000 1,912,796
1.500%, 1/13/27 ........... 2,000,000 1,889,404
0.625%, 9/16/27 ........... 600,000 543,740
Inter-American Investment Corp. ,
2.625%, 4/22/25 ........... 1,000,000 994,448
International Bank for
Reconstruction & Development ,
0.625%, 4/22/25 ........... 2,000,000 1,977,584

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
International Bank for
Reconstruction & Development,
(continued)
0.500%, 10/28/25 .......... 500,000 $ 484,339
3.125%, 6/15/27 ........... 2,000,000 1,943,336
0.750%, 11/24/27 .......... 1,000,000 903,243
1.375%, 4/20/28 ........... 1,500,000 1,363,338
4.625%, 8/01/28 ........... 550,000 553,841
1.745%, 7/31/33 ........... 3,200,000 3,106,287
2.750%, 5/31/36 ........... 2,000,000 1,587,822
f
FRN , 0.000%, 3/31/28 ...... 4,500,000 4,346,106
f
FRN , 4.707%, ( SOFR Index +
0.370% ), 2/11/31 .......... 2,000,000 1,990,760
d
International Development
Association ,
144A, 0.375%, 9/23/25 ...... 2,200,000 2,136,268
144A, 4.375%, 6/11/29 ...... 800,000 795,832
International Finance Corp. ,
0.375%, 7/16/25 ........... 1,000,000 978,548
0.750%, 10/08/26 .......... 2,250,000 2,114,690
4.375%, 1/15/27 ........... 1,000,000 999,680
4.250%, 7/02/29 ........... 2,000,000 1,984,216
Total Supranational
(Cost $ 45,710,820 ) ...............
44,122,215
Loans 0.4%
Health Care 0.3%
f
Medline Borrower LP, First Lien,
Dollar Incremental CME Term
Loan , 6.607% ( 1-month SOFR +
2.250% ), 10/23/28 ......... 1,995,000 2,004,297
f
Star Parent, Inc., First Lien, CME
Term Loan , 8.329% ( 3-month
SOFR + 4.000% ), 9/27/30 ... 997,487 976,166
2,980,463
a a a a a
Information Technology 0.1%
c ,f
McAfee Corp., First Lien, CME
Term Loan, B1 , 7.803%
( 1-month SOFR + 3.250% ),
3/01/29 ................. 1,000,000 1,002,125
Total Loans
(Cost $ 3,993,749 ) ................
3,982,588
Total Long Term Investments
(Cost $ 863,763,834 ) ..............
818,936,130
a
a
Certificates of Deposit 0 .1%
c
Walden Mutual Bank , 3.930%,
11/14/25 ................ 500,000 499,147
(Cost $500,001)
— —
a a
Shares/
Principal
a
Value
a a a a a
Money Market 2.0%
g,h
JPMorgan Prime Money Market
Fund , 4.660% ............ 16,538,886 $ 16,538,886
(Cost $16,538,886)
Securities Purchased With Cash Collateral From
Securities Lending 0.1%
g,h
Invesco Government & Agency
Portfolio , 4.444% .......... 782,340 782,340
(Cost $782,340)
a
Total Investments 100 .2%
(Cost $ 881,585,061 ) .............
$836,756,503
Payable Upon Return Of Securities
Loaned ( 0 .1 ) % ...................
(782,340)
Other Assets, less Liabilities ( 0 .1 ) %
(573,091)
Net Assets 100.0% ...............
$835,401,072
a
Rounds to less than 0.05%.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
e
Security or partial position of this security was on loan as of December
31, 2024. The total market value of securities on loan as of December
31, 2024 was $3,017,045.
f
Rate shown reflects the accrual rate as of December 31, 2024 on securities with variable or step rates.
g
Rate shown represents annualized 7-day yield as of December 31,
2024.
h
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk

Schedule of Investments, December 31, 2024
Impax High Yield Bond Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.2%
Healthcare 0.2%
a
Avantor, Inc. ............... 60,790 $ 1,280,845
b
Telecommunications 0.0%
a,c,d
Digicel Holdings Bermuda Ltd. . 24,783 44,114
Total Common Stocks
(Cost $ 1,044,539 ) ................
1,324,959
b
Preferred Stocks 0.0%
b
Telecommunications 0.0%
a,c,d
Digicel Holdings Bermuda Ltd. . 2,165 22,408
(Cost $14,550)
BONDS: 97.3%
Community Investment Notes 0 .1%
Community Investment Notes 0.1%
c ,d ,e
CEI Investments LLC , FRN ,
4.000%, 9/30/25 ........... 552,735 552,735
c
Envest Microfinance Cooperative ,
d
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 245,060
947,795
Total Community Investment Notes
(Cost $ 952,735 ) .................
947,795
Corporate Bonds 88 .5%
Automotive 2.0%
f
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 .... 1,200,000 1,164,020
144A, 5.875%, 6/01/29 ..... 1,925,000 1,914,848
144A, 3.750%, 1/30/31 ..... 1,200,000 1,062,513
Dana, Inc. , 4.500%, 2/15/32 ...
2,000,000 1,836,580
f
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 2,000,000 2,031,450
f
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 2,000,000 1,933,474
f
ZF North America Capital, Inc. ,
144A, 4.750%, 4/29/25 ...... 1,000,000 995,997
10,938,882
Banking 1.1%
Bank of America Corp. , MM ,
Junior Sub. Bond , 4.3% to
1/27/25, FRN thereafter ,
Perpetual ................ 4,000,000 3,982,241
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 2,013,622
5,995,863
a a
Shares/
Principal
a
Value
a a a a
Basic Industry 8.2%
f
Advanced Drainage Systems,
Inc. ,
144A, 5.000%, 9/30/27 ..... 1,600,000 $ 1,578,313
144A, 6.375%, 6/15/30 ..... 2,450,000 2,461,449
f
Alcoa Nederland Holding BV ,
144A, 7.125%, 3/15/31 ...... 2,500,000 2,585,808
ATI, Inc. ,
7.250%, 8/15/30 .......... 1,000,000 1,030,029
5.125%, 10/01/31 ......... 1,800,000 1,701,773
f
Avient Corp. ,
144A, 7.125%, 8/01/30 ..... 2,060,000 2,113,105
144A, 6.250%, 11/01/31 .... 500,000 493,739
f
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 4,300,000 4,189,145
f
Dycom Industries, Inc. , 144A,
4.500%, 4/15/29 ........... 1,450,000 1,355,545
f
Interface, Inc. , 144A, 5.500%,
12/01/28 ................ 3,955,000 3,888,690
f
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 3,475,000 3,623,272
f
Magnera Corp. , 144A, 7.250%,
11/15/31 ................ 2,000,000 1,954,970
f
Mativ Holdings, Inc. , 144A,
8.000%, 10/01/29 .......... 2,000,000 1,928,896
f
Mercer International, Inc. , 144A,
12.875%, 10/01/28 ......... 3,800,000 4,095,276
f
Novelis Corp. , 144A, 4.750%,
1/30/30 ................. 2,300,000 2,125,491
f
Olympus Water US Holding Corp. ,
144A, 4.250%, 10/01/28 .... 1,975,000 1,847,295
144A, 9.750%, 11/15/28 .... 1,000,000 1,062,266
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,100,000 2,013,645
f
Standard Industries, Inc. ,
144A, 5.000%, 2/15/27 ..... 2,700,000 2,644,456
144A, 4.375%, 7/15/30 ..... 1,875,000 1,719,356
44,412,519
Capital Goods 6.5%
f
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,150,000 2,931,543
Ball Corp. ,
6.875%, 3/15/28 .......... 1,100,000 1,126,009
6.000%, 6/15/29 .......... 1,800,000 1,815,297
f
Chart Industries, Inc. , 144A,
7.500%, 1/01/30 ........... 2,000,000 2,081,855
f
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 3,000,000 3,041,069
f
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 4,000,000 4,073,872
f
Graphic Packaging International
LLC ,
144A, 3.750%, 2/01/30 ..... 2,400,000 2,170,056
144A, 6.375%, 7/15/32 ..... 2,000,000 2,008,428
f
Manitowoc Co., Inc. (The) ,
Secured Note , 144A, 9.250%,
10/01/31 ................ 3,000,000 3,078,819

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
f
Owens-Brockway Glass
Container, Inc. , 144A, 6.625%,
5/13/27 ................. 1,875,000 $ 1,875,663
Regal Rexnord Corp. ,
6.050%, 4/15/28 .......... 1,550,000 1,577,087
6.400%, 4/15/33 .......... 1,450,000 1,496,800
f
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 3,000,000 3,008,232
f
Terex Corp. ,
144A, 5.000%, 5/15/29 ..... 3,150,000 3,002,343
144A, 6.250%, 10/15/32 .... 2,000,000 1,962,851
35,249,924
Consumer Goods 4.6%
f
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 3,000,000 3,077,649
f
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 3,005,424
Newell Brands, Inc. ,
6.625%, 9/15/29 .......... 2,000,000 2,037,572
6.625%, 5/15/32 .......... 3,000,000 3,024,260
6.875%, 4/01/36 .......... 2,000,000 2,026,846
f
Performance Food Group, Inc. ,
144A, 6.125%, 9/15/32 ...... 3,500,000 3,504,215
f
Post Holdings, Inc. ,
144A, 5.500%, 12/15/29 .... 2,500,000 2,421,785
144A, 4.500%, 9/15/31 ..... 2,000,000 1,793,436
144A, 6.250%, 2/15/32 ..... 2,000,000 1,987,474
f
United Natural Foods, Inc. , 144A,
6.750%, 10/15/28 .......... 2,000,000 1,973,163
24,851,824
Financial Services 4.1%
Ally Financial, Inc. , Sub. Bond ,
5.750%, 11/20/25 .......... 3,000,000 3,016,863
f
Azorra Finance Ltd. , 144A,
7.750%, 4/15/30 ........... 3,000,000 2,985,562
f
Block, Inc. , 144A, 6.500%,
5/15/32 ................. 3,000,000 3,032,710
f
HAT Holdings I LLC / HAT
Holdings II LLC ,
144A, 3.375%, 6/15/26 ..... 3,250,000 3,151,443
144A, 8.000%, 6/15/27 ..... 3,000,000 3,129,510
OneMain Finance Corp. ,
3.500%, 1/15/27 .......... 1,450,000 1,384,292
6.625%, 1/15/28 .......... 1,125,000 1,139,805
f
Provident Funding Associates LP
/ PFG Finance Corp. , 144A,
9.750%, 9/15/29 ........... 3,000,000 3,085,398
f
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc. ,
144A, 6.750%, 8/15/32 ...... 1,000,000 1,017,887
21,943,470
Healthcare 8.3%
f
AdaptHealth LLC , 144A, 4.625%,
8/01/29 ................. 2,000,000 1,800,943
a a
Shares/
Principal
a
Value
a a a a
Healthcare (continued)
f
Avantor Funding, Inc. ,
144A, 4.625%, 7/15/28 ..... 5,600,000 $ 5,349,926
144A, 3.875%, 11/01/29 .... 1,000,000 915,099
CVS Health Corp. ,
6.125%, 9/15/39 .......... 4,925,000 4,815,682
Junior Sub. Bond , 6.75% to
12/09/34, FRN thereafter ,
12/10/54 ................ 4,000,000 3,932,152
f
Endo Finance Holdings, Inc. ,
144A, 8.500%, 4/15/31 ...... 1,500,000 1,591,175
f
HAH Group Holding Co. LLC ,
144A, 9.750%, 10/01/31 ..... 2,000,000 2,004,131
HCA, Inc. , 7.500%, 11/06/33 ...
3,100,000 3,439,647
f
HealthEquity, Inc. , 144A, 4.500%,
10/01/29 ................ 3,000,000 2,815,813
f
IQVIA, Inc. , 144A, 5.000%,
5/15/27 ................. 2,750,000 2,709,485
f
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,232,593
f
Pediatrix Medical Group, Inc. ,
144A, 5.375%, 2/15/30 ...... 3,000,000 2,866,622
f
Prestige Brands, Inc. , 144A,
5.125%, 1/15/28 ........... 3,000,000 2,927,480
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ......... 3,600,000 3,528,874
6.125%, 6/15/30 .......... 3,000,000 2,980,104
44,909,726
Insurance 4.7%
f
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 6,500,000 6,532,506
f
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 2,000,000 2,043,434
f
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 2,750,000 2,797,668
f
HUB International Ltd. ,
144A, 7.250%, 6/15/30 ..... 2,900,000 2,974,878
144A, 7.375%, 1/31/32 ..... 2,000,000 2,032,556
f
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 5,713,301
f
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 3,308,000 3,275,261
25,369,604
Leisure 2.4%
f
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 7,000,000 6,985,363
f
Viking Cruises Ltd. , 144A,
9.125%, 7/15/31 ........... 2,500,000 2,690,887

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares/
Principal
a
Value
a a a a
Leisure (continued)
f
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 3,150,000 $ 3,102,491
12,778,741
Media 10.6%
AMC Networks, Inc. ,
4.250%, 2/15/29 .......... 1,000,000 786,079
f
144A, 10.250%, 1/15/29 .... 3,000,000 3,197,214
f
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 2,500,000 2,488,165
f
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
144A, 5.125%, 5/01/27 ..... 1,075,000 1,057,225
144A, 5.375%, 6/01/29 ..... 3,275,000 3,135,095
144A, 4.750%, 3/01/30 ..... 6,500,000 5,943,088
144A, 7.375%, 3/01/31 ..... 2,000,000 2,040,217
144A, 4.250%, 1/15/34 ..... 3,000,000 2,437,335
f
Cimpress plc , 144A, 7.375%,
9/15/32 ................. 2,000,000 1,989,397
f
Clear Channel Outdoor Holdings,
Inc. ,
144A, 7.750%, 4/15/28 ..... 1,000,000 903,454
144A, 7.875%, 4/01/30 ..... 1,000,000 1,030,388
f
Deluxe Corp. , 144A, 8.125%,
9/15/29 ................. 2,000,000 2,030,541
f
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 5.875%, 8/15/27 ...... 3,000,000 2,926,091
f
Gray Television, Inc. ,
144A, 10.500%, 7/15/29 .... 1,000,000 1,001,026
144A, 5.375%, 11/15/31 .... 1,500,000 801,643
f
Midcontinent Communications ,
144A, 8.000%, 8/15/32 ...... 3,500,000 3,599,326
f
Nexstar Media, Inc. ,
144A, 5.625%, 7/15/27 ..... 3,000,000 2,929,322
144A, 4.750%, 11/01/28 .... 3,000,000 2,800,563
f
Sirius XM Radio LLC ,
144A, 4.000%, 7/15/28 ..... 2,500,000 2,306,142
144A, 5.500%, 7/01/29 ..... 2,075,000 1,991,884
144A, 4.125%, 7/01/30 ..... 2,025,000 1,769,723
TEGNA, Inc. , 5.000%, 9/15/29 .
4,000,000 3,745,472
f
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ..... 3,000,000 3,057,978
144A, 8.500%, 7/31/31 ..... 3,500,000 3,436,211
57,403,579
Real Estate 5.7%
f
Five Point Operating Co. LP /
Five Point Capital Corp. , 144A,
10.500%, 1/15/28 .......... 1,679,173 1,715,408
f
HA Sustainable Infrastructure
Capital, Inc. , 144A, 6.375%,
7/01/34 ................. 2,000,000 1,948,775
f
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,925,000 1,862,174
144A, 4.875%, 9/15/29 ..... 2,500,000 2,377,866
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 .......... 4,000,000 3,542,531
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
Kennedy-Wilson, Inc., (continued)
5.000%, 3/01/31 .......... 1,500,000 $ 1,318,344
MPT Operating Partnership LP /
MPT Finance Corp. , 5.250%,
8/01/26 ................. 2,000,000 1,843,247
f
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ...... 2,500,000 2,312,133
f
Pebblebrook Hotel LP / PEB
Finance Corp. , 144A, 6.375%,
10/15/29 ................ 3,000,000 2,972,413
f
Rithm Capital Corp. ,
144A, 6.250%, 10/15/25 .... 2,500,000 2,499,689
144A, 8.000%, 4/01/29 ..... 3,000,000 3,004,896
f
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC ,
144A, 4.750%, 4/15/28 ..... 3,075,000 2,885,262
144A, 6.500%, 2/15/29 ..... 3,000,000 2,725,376
31,008,114
Retail 8.0%
f
1011778 BC ULC / New Red
Finance, Inc. ,
144A, 6.125%, 6/15/29 ..... 2,000,000 2,008,977
Secured Bond , 144A, 4.000%,
10/15/30 ................ 3,000,000 2,685,728
f
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 4.625%, 1/15/27 ..... 200,000 195,970
144A, 6.500%, 2/15/28 ..... 2,000,000 2,028,105
144A, 3.500%, 3/15/29 ..... 1,175,000 1,070,549
Bath & Body Works, Inc. ,
6.950%, 3/01/33 .......... 2,400,000 2,440,711
f
144A, 6.625%, 10/01/30 .... 2,750,000 2,781,416
f
Crocs, Inc. ,
144A, 4.250%, 3/15/29 ..... 3,500,000 3,249,924
144A, 4.125%, 8/15/31 ..... 3,500,000 3,062,997
f
Macy's Retail Holdings LLC ,
144A, 5.875%, 3/15/30 ..... 2,000,000 1,921,375
144A, 6.700%, 7/15/34 ..... 3,200,000 2,768,767
New Albertsons LP , 7.750%,
6/15/26 ................. 1,025,000 1,041,948
f
PetSmart, Inc. / PetSmart Finance
Corp. , 144A, 7.750%, 2/15/29 2,500,000 2,419,689
f
Rakuten Group, Inc. , Sub. Bond ,
144A, 8.125% to 12/14/29, FRN
thereafter , Perpetual ....... 2,000,000 1,981,099
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 2,999,937
f
Saks Global Enterprises LLC ,
144A, 11.000%, 12/15/29 .... 3,000,000 2,892,045
f
Staples, Inc. , Secured Note ,
144A, 12.750%, 1/15/30 ..... 1,000,000 783,155
f
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ........... 5,000,000 4,563,527

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Shares/
Principal
a
Value
a a a a
Retail (continued)
f
Victra Holdings LLC / Victra
Finance Corp. , 144A, 8.750%,
9/15/29 ................. 2,077,000 $ 2,181,658
43,077,577
Services 7.8%
f
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
6.125%, 10/15/26 .......... 2,650,000 2,652,699
f
Albion Financing 2 SARL , 144A,
8.750%, 4/15/27 ........... 3,000,000 3,071,160
f
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 2,519,113
f
Herc Holdings, Inc. , 144A,
6.625%, 6/15/29 ........... 2,000,000 2,027,059
f
Imola Merger Corp. , 144A,
4.750%, 5/15/29 ........... 4,500,000 4,271,042
f
Maxim Crane Works Holdings
Capital LLC , Secured Note ,
144A, 11.500%, 9/01/28 ..... 3,200,000 3,388,026
f
Neptune Bidco US, Inc. , 144A,
9.290%, 4/15/29 ........... 2,500,000 2,328,071
f
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 . 3,900,000 3,622,962
f
Prime Security Services Borrower
LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.250%,
1/15/28 ................. 2,000,000 1,991,337
f
Resideo Funding, Inc. , 144A,
6.500%, 7/15/32 ........... 2,000,000 2,004,994
f
Staples, Inc. , 144A, 10.750%,
9/01/29 ................. 2,000,000 1,970,072
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 3,550,000 3,451,816
f
WASH Multifamily Acquisition,
Inc. , 144A, 5.750%, 4/15/26 .. 4,050,000 4,037,659
f
Williams Scotsman, Inc. ,
144A, 4.625%, 8/15/28 ..... 3,000,000 2,867,012
144A, 7.375%, 10/01/31 .... 1,800,000 1,853,262
42,056,284
Technology & Electronics 5.7%
f
Ciena Corp. , 144A, 4.000%,
1/31/30 ................. 2,300,000 2,123,649
f
Cloud Software Group, Inc. , 144A,
8.250%, 6/30/32 ........... 3,000,000 3,095,987
f
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 4,300,000 4,107,521
f
Diebold Nixdorf, Inc. , 144A,
7.750%, 3/31/30 ........... 3,000,000 3,087,157
f
Entegris, Inc. ,
144A, 4.750%, 4/15/29 ..... 1,000,000 958,377
144A, 5.950%, 6/15/30 ..... 2,125,000 2,109,605
f
Insight Enterprises, Inc. , 144A,
6.625%, 5/15/32 ........... 1,800,000 1,812,434
f
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 583,000 558,371
Nokia OYJ , 6.625%, 5/15/39 ...
2,000,000 2,042,682
a a
Shares/
Principal
a
Value
a a a a
Technology & Electronics (continued)
f
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 3,375,000 $ 3,057,914
f
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 2,425,000 2,375,022
f
SS&C Technologies, Inc. , 144A,
5.500%, 9/30/27 ........... 2,000,000 1,982,533
f
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 3,500,000 3,409,006
30,720,258
Telecommunications 4.4%
f
Altice Financing SA , 144A,
5.750%, 8/15/29 ........... 1,000,000 733,117
f
Cogent Communications Group
LLC , 144A, 7.000%, 6/15/27 . 4,500,000 4,526,735
f
Cogent Communications Group,
Inc. / Cogent Communications
Finance, Inc. , 144A, 7.000%,
6/15/27 ................. 1,000,000 1,001,457
f
Connect Finco SARL / Connect
US Finco LLC , 144A, 9.000%,
9/15/29 ................. 2,000,000 1,824,109
Digicel Intermediate Holdings Ltd.
/ Digicel International Finance
Ltd. / DIFL US LLC , PIK,
12.000%, 5/25/27 .......... 1,012,288 999,472
f
Frontier Communications Holdings
LLC , 144A, 5.000%, 5/01/28 . 2,725,000 2,666,030
f
Ligado Networks LLC , 144A,
15.500%, 11/01/25 ......... 1,999,777 719,920
f
Optics Bidco SpA , 144A, 7.200%,
7/18/36 ................. 1,217,000 1,248,302
f
Sable International Finance Ltd. ,
144A, 7.125%, 10/15/32 ..... 3,000,000 2,944,440
f
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 2,575,000 2,418,119
f
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 1,975,000 1,750,260
f
Windstream Services LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 3,000,000 3,101,979
23,933,940
Transportation 2.9%
BNSF Funding Trust I , 6.613%
to 1/14/26, FRN thereafter ,
12/15/55 ................ 3,325,000 3,349,928
f
DCLI BidCo LLC , 144A, 7.750%,
11/15/29 ................ 2,000,000 2,052,446
f
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 3,000,000 3,021,837
f
JetBlue Airways Corp. / JetBlue
Loyalty LP , 144A, 9.875%,
9/20/31 ................. 4,000,000 4,254,149
f
Watco Cos. LLC / Watco Finance
Corp. , 144A, 7.125%, 8/01/32 3,000,000 3,095,246
15,773,606

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares/
Principal
a
Value
a a a a
Utility 1.5%
f
California Buyer Ltd. / Atlantica
Sustainable Infrastructure plc ,
144A, 6.375%, 2/15/32 ...... 2,000,000 $ 1,996,212
f
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 2,958,562
f
TerraForm Power Operating LLC ,
144A, 5.000%, 1/31/28 ..... 1,525,000 1,470,478
144A, 4.750%, 1/15/30 ..... 2,025,000 1,873,577
8,298,829
Total Corporate Bonds
(Cost $ 482,430,947 ) ..............
478,722,740
Asset-Backed Securities 0.8%
Telecommunications 0.8%
f
Frontier Issuer LLC ,
2023-1 , B , 144A, 8.300%,
8/20/53 ................. 2,000,000 2,075,661
2024-1 , B , 144A, 7.020%,
6/20/54 ................. 2,000,000 2,060,864
4,136,525
a a a a a
Total Asset-Backed Securities
(Cost $ 4,076,751 ) ................
4,136,525
Loans 7.9%
Basic Industry 0.6%
e
LBM Acquisition LLC, First Lien,
Initial CME Term Loan , 8.423%
( 1-month SOFR + 3.750% ),
12/17/27 ................ 3,336,982 3,349,496
Consumer Goods 0.9%
e
AI Aqua Merger Sub, Inc., First
Lien, Initial CME Term Loan,
B , 8.053% ( 1-month SOFR +
3.500% ), 7/31/28 .......... 2,952,600 2,958,771
e
United Natural Foods, Inc., First
Lien, 2024 CME Term Loan ,
9.107% ( 1-month SOFR +
4.750% ), 4/25/31 .......... 1,987,506 2,023,778
4,982,549
a a a a a
Healthcare 1.9%
e
Medline Borrower LP, First Lien,
Dollar Incremental CME Term
Loan , 6.607% ( 1-month SOFR +
2.250% ), 10/23/28 ......... 7,980,000 8,017,187
e
Star Parent, Inc., First Lien, CME
Term Loan , 8.329% ( 3-month
SOFR + 4.000% ), 9/27/30 ... 1,985,000 1,942,571
9,959,758
a a a a a
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Media 1.5%
e
Cimpress USA, Inc., First Lien,
CME Term Loan, B , 7.573%
( 1-month SOFR + 3.000% ),
5/17/28 ................. 2,984,897 $ 3,003,553
e
Clear Channel Outdoor
Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan ,
8.471% ( 1-month SOFR +
4.000% ), 8/23/28 .......... 3,000,000 3,023,745
e
Gray Television, Inc., First
Lien, CME Term Loan, D ,
7.667% ( 1-month SOFR +
3.000% ), 12/01/28 ......... 2,000,000 1,853,380
7,880,678
a a a a a
Retail 0.6%
e
PetSmart LLC, First Lien, Initial
CME Term Loan , 8.207%
( 1-month SOFR + 3.750% ),
2/11/28 ................. 3,000,000 2,993,745
Services 0.5%
e
Staples, Inc., First Lien, Closing
Date CME Term Loan , 10.177%
( 3-month SOFR + 5.750% ),
8/23/29 ................. 3,000,000 2,874,855
Technology & Electronics 0.5%
c ,e
McAfee Corp., First Lien, CME
Term Loan, B1 , 7.803%
( 1-month SOFR + 3.250% ),
3/01/29 ................. 2,955,024 2,961,304
Telecommunications 1.2%
e
Connect Finco SARL, First Lien,
Amendment No. 4 CME Term
Loan , 8.857% ( 1-month SOFR +
4.500% ), 9/13/29 .......... 2,000,000 1,761,670
e
Consolidated Communications,
Inc., First Lien, 2020 CME Term
Loan, B1 , 7.971% ( 1-month
SOFR + 3.500% ), 10/04/27 .. 2,000,000 1,983,210
e
Digicel International Finance Ltd.,
First Lien, CME Term Loan ,
11.335% ( 3-month SOFR +
6.650% ), 5/25/27 .......... 932,145 905,413
e
Lumen Technologies, Inc., First
Lien, CME Term Loan, B1 ,
6.821% ( 1-month SOFR +
2.350% ), 4/16/29 .......... 1,994,941 1,879,883
6,530,176
a a a a a

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Transportation 0.2%
e
SkyMiles IP Ltd. (Delta Air Lines,
Inc.), First Lien, Initial CME
Term Loan , 8.367% ( 3-month
SOFR + 3.750% ), 10/20/27 .. 1,103,851 $ 1,125,067
Total Loans
(Cost $ 42,522,347 ) ...............
42,657,628
Total Long Term Investments
(Cost $ 531,041,869 ) ..............
527,812,055
a
a
Certificates of Deposit 0 .2%
c,d
Shared Interest, Inc. , 4.000%,
9/30/25 ................. 500,000 500,000
c
Walden Mutual Bank , 3.930%,
11/14/25 ................ 500,000 499,147
— —
Total Certificates of Deposit
(Cost $ 1,000,000 ) ................
999,147
Money Market 4.3%
g,h
JPMorgan Prime Money Market
Fund , 4.660% ............ 23,520,034 23,520,034
(Cost $23,520,034)
a
Total Investments 102 .0%
(Cost $ 555,561,903 ) .............
$552,331,236
Other Assets, less Liabilities ( 2 .0 ) %
(11,088,292)
Net Assets 100.0% ...............
$541,242,944
a
Non-income producing security.
b
Rounds to less than 0.05%.
c
Illiquid security.
d
Security valued using significant unobservable inputs.
e
Rate shown reflects the accrual rate as of December 31, 2024 on securities with variable or step rates.
f
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
g
Rate shown represents annualized 7-day yield as of December 31,
2024.
h
Institutional Class shares.
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments, December 31, 2024
Impax Sustainable Allocation Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 98.3%
a
Impax Core Bond Fund , Class
Institutional .............. 84,651,569 $ 734,775,623
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional .............. 1,970,528 64,396,865
a
Impax Global Environmental
Markets Fund , Class
Institutional .............. 2,782,977 63,396,210
a
Impax Global Opportunities Fund ,
Class Institutional .......... 4,214,207 68,986,564
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional .............. 6,547,668 57,750,434
a
Impax High Yield Bond Fund ,
Class Institutional .......... 18,221,512 109,693,503
a
Impax International Sustainable
Economy Fund , Class
Institutional .............. 9,428,525 95,888,097
a
Impax Large Cap Fund , Class
Institutional .............. 74,884,780 957,027,489
a
Impax Small Cap Fund , Class
Institutional .............. 6,320,888 112,195,771
2,264,110,556
Total Affiliated Investment
Companies
(Cost $ 2,058,483,542 ) ............
2,264,110,556
Money Market 1.5%
a,b
JPMorgan Prime Money Market
Fund , 4.660% ............ 33,898,048 33,898,048
(Cost $33,898,048)
a
Total Investments 99 .8%
(Cost $ 2,092,381,590 ) ............
$2,298,008,604
Other Assets, less Liabilities 0 .2% .
4,999,116
Net Assets 100.0% ...............
$2,303,007,720
a
Institutional Class shares.
b
Rate shown represents annualized 7-day yield as of December 31,
2024.

Financial Statements
Statements of Assets and Liabilities
December 31, 2024
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
37
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Assets:
Investments, at cost - Note A ............... $929,581,918 $614,972,338 $221,472,231 $89,152,979
Investments in unaffiliated issuers, at value .... $1,368,588,583 $728,040,172 $335,146,145 $87,707,408
Total investments, at value - Note A
1
1,368,588,583 728,040,172 335,146,145 87,707,408
Cash ................................. — 261 — —
Receivables:
Capital stock sold ...................... 862,479 1,394,351 1,213,130 61,472
Dividends and interest - Note A ............ 1,345,163 910,879 333,603 222,176
Investment securities sold ................ — 801,098 — 164,169
Investment Adviser reimbursement ......... — — 48,473 —
Other ............................... 889 3,132 287 168,776
Total assets ....................... 1,370,797,114 731,149,893 336,741,638 88,324,001
Liabilities:
Collateral on securities loaned, at value ....... — 1,289,717 — —
Payables:
Capital stock reacquired ................. 552,441 280,783 21,636 475
Investment securities purchased ........... 141,499 2,875,833 — —
Payable to foreign banks (cost $ — , $ — , $ — and
$ 1,966 ) ............................... — — — 1,962
Accrued expenses: ......................
Investment advisory fees - Note B .......... 776,754 482,994 180,845 50,420
Distribution expense .................... 14,614 23,471 47,625 1,302
Transfer agent fees ..................... 107,733 77,175 — —
Printing and other shareholder communication
fees ................................ 11,056 25,097 — —
Custodian fees ........................ 25,239 14,008 — —
Legal and audit fees .................... 55,966 39,935 — —
Due to Custodian — — — 30,111
Other accrued expenses ................. 27,111 43,388 122 25
Total liabilities ...................... 1,712,413 5,152,401 250,228 84,295
Net assets, at value .............. $1,369,084,701 $725,997,492 $336,491,410 $88,239,706
Net assets consist of:
Paid-in capital .......................... $930,342,320 $602,935,388 $214,084,361 $97,999,019
Total distributable earnings (losses) .......... 438,742,381 123,062,104 122,407,049 (9,759,313)
Net assets, at value .............. $1,369,084,701 $725,997,492 $336,491,410 $88,239,706
1
Investments at market value include securities loaned. At December 31, 2024, the Impax Large Cap Fund, Impax Small Cap Fund and Impax
US Sustainable Economy Fund had total market values of securities on loan of $38,155,714, $10,157,616 and $4,938,385 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
38
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Assets:
Investments, at cost - Note A ............... $99,052,310 $1,702,669,397 $1,659,027 $545,262,231
Investments in unaffiliated issuers, at value .... $126,020,005 $2,281,693,263 $1,844,258 $727,304,522
Total investments, at value - Note A
1
126,020,005 2,281,693,263 1,844,258 727,304,522
Cash ................................. — — — 64,120
Foreign currency, at value (cost $ – , $ 5,923 , $ –
and $ 477 , respectively) ................... — 5,918 — 477
Receivables:
Capital stock sold ...................... 61,580 3,871,252 — 431,146
Dividends and interest - Note A ............ 13,744 662,629 1,837 550,928
Investment securities sold ................ — — — 335,317
Investment Adviser reimbursement ......... 12,131 — 29,784 —
Due from custodian ..................... — — 8,925 —
Other ............................... 96,360 2,396,322 37 641,712
Total assets ....................... 126,203,820 2,288,629,384 1,884,841 729,328,222
Liabilities:
Payables:
Capital stock reacquired ................. — 4,611,695 — 411,799
Investment securities purchased ........... 33,756 — 12,740 —
Payable to bank ....................... 5,035 — — —
Accrued expenses: ......................
Investment advisory fees - Note B .......... 89,406 1,499,374 1,258 335,338
Distribution expense .................... 1,726 39,578 18 30,241
Transfer agent fees ..................... 10,987 390,168 421 —
Printing and other shareholder communication
fees ................................ 4,087 40,866 4,119 —
Custodian fees ........................ 8,016 46,684 — —
Legal and audit fees .................... 34,879 77,785 41,184 —
Other accrued expenses ................. 20,234 75,326 11,993 4
Total liabilities ...................... 208,126 6,781,476 71,733 777,382
Net assets, at value .............. $125,995,694 $2,281,847,908 $1,813,108 $728,550,840
Net assets consist of:
Paid-in capital .......................... $99,725,060 $1,708,297,059 $1,643,097 $537,944,509
Total distributable earnings (losses) .......... 26,270,634 573,550,849 170,011 190,606,331
Net assets, at value .............. $125,995,694 $2,281,847,908 $1,813,108 $728,550,840
1
Investments at market value include securities loaned. At December 31, 2024, the Impax Global Opportunities Fund and Impax Ellevate
Global Women's Leadership Fund had total market values of securities on loan of $2,748,242 and $8,220,762 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
39
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Assets:
Investments, at cost - Note A ............... $1,066,655,550 $881,585,061 $555,561,903 $2,092,381,590
Investments in unaffiliated issuers, at value .... $1,217,995,145 $836,756,503 $552,331,236 $33,898,048
Investments in affiliated issuers, at value ..... — — — 2,264,110,556
Total investments, at value - Note A
1
1,217,995,145 836,756,503 552,331,236 2,298,008,604
Cash ................................. — — 269,531 —
Foreign currency, at value (cost $ 1,072 , $ – , $ –
and $ – , respectively) ..................... 1,067 — — —
Receivables:
Capital stock sold ...................... 3,007,682 3,052,863 3,421,648 5,787,062
Dividends and interest - Note A ............ 1,017,402 6,703,282 8,543,563 3,154,406
Investment securities sold ................ — 7,512 5,059 —
Other ............................... 4,473,357 1,203 — —
Total assets ....................... 1,226,494,653 846,521,363 564,571,037 2,306,950,072
Liabilities:
Collateral on securities loaned, at value ....... — 782,340 — —
Payables:
Capital stock reacquired ................. 698,716 181,389 1,087,697 471,102
Investment securities purchased ........... — 7,047,610 18,538,033 3,082,116
Dividend payable - Note A ................ — 2,727,904 3,264,200 —
Payable to bank ....................... 17 — — 96
Accrued expenses: ......................
Investment advisory fees - Note B .......... 471,691 289,650 229,013 99,396
Distribution expense .................... 20,083 2,695 27,127 289,642
Transfer agent fees ..................... — 9,013 77,274 —
Printing and other shareholder communication
fees ................................ — 7,981 6,408 —
Custodian fees ........................ — 10,046 10,277 —
Legal and audit fees .................... — 51,119 46,127 —
Other accrued expenses ................. — 10,544 41,937 —
Total liabilities ...................... 1,190,507 11,120,291 23,328,093 3,942,352
Net assets, at value .............. $1,225,304,146 $835,401,072 $541,242,944 $2,303,007,720
Net assets consist of:
Paid-in capital .......................... $1,078,000,320 $951,530,725 $687,091,563 $1,838,744,218
Total distributable earnings (losses) .......... 147,303,826 (116,129,653) (145,848,619) 464,263,502
Net assets, at value .............. $1,225,304,146 $835,401,072 $541,242,944 $2,303,007,720
1
Investments at market value include securities loaned. At December 31, 2024, the Impax Core Bond Fund had total market values of securities on loan of $3,017,045 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
40
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investor Class:
Net assets, at value .................... $65,657,972 $93,020,296 $206,719,722 $5,787,030
Capital Shares outstanding (unlimited/
authorized) ........................... 5,157,737 5,351,869 8,866,239 659,320
Net asset value per share ................ $12.73 $17.38 $23.32 $8.78
Class A:
Net assets, at value .................... $12,763,426 $10,931,792
Capital Shares outstanding (unlimited/
authorized) ........................... 737,064 471,349
Net asset value per share ................ $17.32 $23.19
Institutional Class:
Net assets, at value .................... $1,303,426,729 $620,213,770 $118,839,896 $82,452,676
Capital Shares outstanding (unlimited/
authorized) ........................... 101,965,791 34,944,941 4,840,450 9,346,798
Net asset value per share ................ $12.78 $17.75 $24.55 $8.82
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investor Class:
Net assets, at value .................... $7,952,129 $160,952,595 $93,373 $138,287,605
Capital Shares outstanding (unlimited/
authorized) ........................... 489,585 7,149,749 8,402 4,269,798
Net asset value per share ................ $16.24 $22.51 $11.11 $32.39
Class A:
Net assets, at value .................... $17,848,140
Capital Shares outstanding (unlimited/
authorized) ........................... 794,225
Net asset value per share ................ $22.47
Institutional Class:
Net assets, at value .................... $118,043,565 $2,103,047,173 $1,719,735 $590,263,235
Capital Shares outstanding (unlimited/
authorized) ........................... 7,210,279 92,329,058 154,557 18,060,502
Net asset value per share ................ $16.37 $22.78 $11.13 $32.68

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
41
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investor Class:
Net assets, at value .................... $93,094,439 $12,726,441 $123,274,147 $1,336,213,304
Capital Shares outstanding (unlimited/
authorized) ........................... 8,945,432 1,465,018 20,426,108 51,753,243
Net asset value per share ................ $10.41 $8.69 $6.04 $25.82
Class A:
Net assets, at value .................... $4,358,163
Capital Shares outstanding (unlimited/
authorized) ........................... 720,603
Net asset value per share ................ $6.05
Institutional Class:
Net assets, at value .................... $1,132,209,707 $822,674,631 $413,610,634 $966,794,416
Capital Shares outstanding (unlimited/
authorized) ........................... 111,350,856 94,736,331 68,739,961 36,553,641
Net asset value per share ................ $10.17 $8.68 $6.02 $26.45

Financial Statements
Statements of Operations
For the Year Ended December 31, 2024
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
42
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investment income:
Dividends: (net of foreign taxes of $ – , $ – , $ – and
$ 173,611 , respectively) ................... $20,888,019 $6,573,826 $4,849,289 $2,632,043
Interest ............................... 795,548 977,510 131,454 67,222
Income from securities lending - Note A ....... 52,614 15,204 81,711 2,253
Other income ........................... 622,582 164,422 23,169 12,983
Total investment income ................ 22,358,763 7,730,962 5,085,623 2,714,501
Expenses:
Investment advisory fees - Note B ........... 9,409,925 5,247,828 1,999,581 613,530
Distribution expenses Investor Class - Note B ... 158,790 235,699 507,166 16,286
Distribution expenses Class A - Note B ........ 30,053 25,920
Transfer agent fees - Note A ................ 553,338 572,859 — —
Printing and other shareholder communication
fees .................................. 68,710 91,243 — —
Custodian fees .......................... 126,082 80,582 — —
Legal fees and related expenses ............ 139,673 94,526 — —
Trustees’ fees and expenses - Note B ........ 112,267 73,799 — —
Compliance expense ..................... 23,320 21,493 — —
Audit fees ............................. 57,122 44,151 — —
Registration and filing fees ................. 35,456 48,718 — —
Other expenses ......................... 48,217 27,025 16,342 451
Total Expenses ...................... 10,732,900 6,567,976 2,549,009 630,267
Less: Advisory fee waiver - Note B ........ — — (547,652) (30,691)
Net expenses ........................... 10,732,900 6,567,976 2,001,357 599,576
Net investment income ............... 11,625,863 1,162,986 3,084,266 2,114,925
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 195,868,488 54,028,134 34,721,252 1,989,377
Foreign currency transactions .............. — (1,361) — (24,962)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... (14,239,226) 40,377,813 20,760,837 (5,181,036)
Foreign currency translation ................ — (72) — (10,877)
Net realized and unrealized gain (loss) on
investments and foreign currency .... 181,629,262 94,404,514 55,482,089 (3,227,498)
Net increase (decrease) in net assets
resulting from operations .......... $193,255,125 $95,567,500 $58,566,355 $(1,112,573)

Financial Statements
Statements of Operations
(continued)
For the Year Ended December 31, 2024
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
43
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investment income:
Dividends: (net of foreign taxes of $ 67,177 , $ – ,
$ 1,926 and $ 794,277 , respectively) .......... $1,631,897 $32,435,542 $26,107 $16,265,160
Interest ............................... 81,413 1,135,700 4,176 219,457
Income from securities lending - Note A ....... 2,948 29,247 35 18,869
Other income ........................... 37,729 868,963 19 11,686
Total investment income ................ 1,753,987 34,469,452 30,337 16,515,172
Expenses:
Investment advisory fees - Note B ........... 1,034,611 18,232,463 13,825 4,042,368
Distribution expenses Investor Class - Note B ... 20,346 442,034 125 347,269
Distribution expenses Class A - Note B ........ 47,588
Transfer agent fees - Note A ................ 72,504 2,602,541 599 —
Printing and other shareholder communication
fees .................................. 9,049 207,566 4,598 —
Custodian fees .......................... 60,908 216,408 17,801 —
Legal fees and related expenses ............ 61,431 200,759 57,255 —
Trustees’ fees and expenses - Note B ........ 48,150 156,800 48,664 —
Compliance expense ..................... 20,072 25,779 19,904 —
Audit fees ............................. 41,349 78,500 44,003 —
Registration and filing fees ................. 44,541 55,878 44,279 —
Other expenses ......................... 5,759 84,879 3,162 3,739
Total Expenses ...................... 1,418,720 22,351,195 254,215 4,393,376
Less: Advisory fee waiver - Note B ........ — — (13,825) —
Expenses assumed by Adviser - Note B .. (130,378) — (223,323) —
Net expenses ........................... 1,288,342 22,351,195 17,067 4,393,376
Net investment income ............... 465,645 12,118,257 13,270 12,121,796
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 5,767,630 131,108,135 13,018 84,506,744
Foreign currency transactions .............. (6,318) (258,738) 408 (456,896)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 1,341,611 (12,021,480) 117,078 (5,526,527)
Foreign currency translation ................ (5,378) (144,768) 32 (43,737)
Net realized and unrealized gain on
investments and foreign currency .... 7,097,545 118,683,149 130,536 78,479,584
Net increase in net assets resulting from
operations ..................... $7,563,190 $130,801,406 $143,806 $90,601,380

Financial Statements
Statements of Operations
(continued)
For the Year Ended December 31, 2024
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
44
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $ 2,578,343 , $ – ,
$ – and $ – , respectively) ................... $35,023,917 $— $— $—
Dividends from affiliates - Note C ......... — — — 50,485,154
Interest ............................... 662,596 36,807,443 34,635,522 1,296,920
Income from securities lending - Note A ....... 1,342 270,358 — —
Other income ........................... — — — 21,422
Total investment income ................ 35,687,855 37,077,801 34,635,522 51,803,496
Expenses:
Investment advisory fees - Note B ........... 5,430,884 3,495,648 2,697,622 1,165,950
Distribution expenses Investor Class - Note B ... 233,569 30,633 315,903 3,442,879
Distribution expenses Class A - Note B ........ 10,876
Transfer agent fees - Note A ................ — 95,862 459,423 —
Printing and other shareholder communication
fees .................................. — 11,454 84,261 —
Custodian fees .......................... — 104,612 88,735 —
Legal fees and related expenses ............ — 106,997 86,159 —
Trustees’ fees and expenses - Note B ........ — 83,537 66,538 —
Compliance expense ..................... — 21,903 21,105 —
Audit fees ............................. — 55,849 52,658 —
Registration and filing fees ................. — 36,418 89,698 —
Other expenses ......................... 268 60,598 18,791 —
Total Expenses ...................... 5,664,721 4,103,511 3,991,769 4,608,829
Net investment income ............... 30,023,134 32,974,290 30,643,753 47,194,667
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 40,081,672 (6,316,373) (28,337,498) 2,264
Investment in affiliated issuers .............. — — — (2,001,615)
Capital gain distributions from affiliated issuers — — — 156,789,830
Foreign currency transactions .............. (322,411) — — —
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... (13,314,891) (13,111,232) 30,097,121 —
Investment in affiliated issuers .............. — — — (31,182,453)
Foreign currency translation ................ (294,247) — — —
Net realized and unrealized gain (loss) on
investments and foreign currency .... 26,150,123 (19,427,605) 1,759,623 123,608,026
Net increase in net assets resulting from
operations ..................... $56,173,257 $13,546,685 $32,403,376 $170,802,693

Financial Statements
Statements of Changes in Net Assets
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
45
Large Cap Fund Small Cap Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $11,625,863 $13,082,859 $1,162,986 $659,015
Net realized gain on investments and
foreign currency transactions ...... 195,868,488 58,474,609 54,026,773 2,154,442
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (14,239,226) 183,776,190 40,377,741 78,626,869
Net increase in net assets resulting
from operations ............. 193,255,125 255,333,658 95,567,500 81,440,326
Distributions from distributable earning -
Investor Class ................... (10,658,577) (2,433,954) (4,647,968) —
Distributions from distributable earning -
Class A ........................ (635,017) —
Distributions from distributable earning -
Institutional Class ................ (207,033,360) (60,477,023) (30,933,503) —
Total distributions to shareholders ..... (217,691,937) (62,910,977) (36,216,488) —
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 24,458,719 17,968,575 6,455,538 9,382,454
Proceeds from reinvestment of
distributions .................... 10,039,151 2,401,686 4,385,003 —
Cost of shares redeemed ............ (24,323,141) (26,614,761) (22,472,529) (17,883,023)
Net increase (decrease) from Investor
Class transactions ............... 10,174,729 (6,244,500) (11,631,988) (8,500,569)
Class A
Proceeds from shares sold ........... 2,444,209 2,193,054
Proceeds from reinvestment of
distributions .................... 585,865 —
Cost of shares redeemed ............ (2,980,996) (2,790,350)
Net increase (decrease) from Class A
transactions .................... 49,078 (597,296)
Institutional Class
Proceeds from shares sold ........... 80,243,884 176,720,304 94,998,836 102,357,823
Proceeds from reinvestment of
distributions .................... 206,059,271 60,184,489 28,184,856 —
Cost of shares redeemed ............ (346,132,842) (328,560,947) (121,981,291) (86,155,697)
Net increase (decrease) from Institutional
Class transactions ............... (59,829,687) (91,656,154) 1,202,401 16,202,126
Net increase (decrease) from capital share
transactions ...................... (49,654,958) (97,900,654) (10,380,509) 7,104,261
Net increase (decrease) in net
assets ..................... (74,091,770) 94,522,027 48,970,503 88,544,587
Net assets
Beginning of period ................ 1,443,176,471 1,348,654,444 677,026,989 588,482,402
End of period ..................... $1,369,084,701 $1,443,176,471 $725,997,492 $677,026,989

Financial Statements
Statements of Changes in Net Assets
(continued)
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46
Large Cap Fund Small Cap Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 1,689,447 1,446,865 381,373 652,136
Shares issued in reinvestment of
distributions ....................... 782,053 182,891 250,429 —
Shares redeemed ................... (1,711,463) (2,148,988) (1,328,381) (1,224,041)
Net increase (decrease) in shares
outstanding ........................ 760,037 (519,232) (696,579) (571,905)
Class A
Shares sold ....................... 145,694 146,843
Shares issued in reinvestment of
distributions ....................... 33,593 —
Shares redeemed ................... (177,756) (188,832)
Net increase (decrease) in shares
outstanding ........................ 1,531 (41,989)
Institutional Class
Shares sold ....................... 5,677,742 14,210,925 5,469,591 6,812,596
Shares issued in reinvestment of
distributions ....................... 15,970,408 4,571,897 1,578,824 —
Shares redeemed ................... (23,944,023) (26,264,830) (7,084,897) (5,742,838)
Net increase (decrease) in shares
outstanding ........................ (2,295,873) (7,482,008) (36,482) 1,069,758

Financial Statements
Statements of Changes in Net Assets
(continued)
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47
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $3,084,266 $3,056,781 $2,114,925 $2,872,082
Net realized gain (loss) on investments
and foreign currency transactions ... 34,721,252 31,863,235 1,964,415 (4,077,850)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 20,760,837 23,907,560 (5,191,913) 10,599,611
Net increase (decrease) in net
assets resulting from operations . 58,566,355 58,827,576 (1,112,573) 9,393,843
Distributions from distributable earning -
Investor Class ................... (29,508,948) (10,495,477) (124,160) (154,056)
Distributions from distributable earning -
Class A ........................ (1,566,010) (546,355)
Distributions from distributable earning -
Institutional Class ................ (16,454,071) (5,287,617) (1,901,231) (2,553,737)
Total distributions to shareholders ..... (47,529,029) (16,329,449) (2,025,391) (2,707,793)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 8,778,548 5,506,365 747,843 1,997,170
Proceeds from reinvestment of
distributions .................... 29,022,463 10,349,644 122,249 151,757
Cost of shares redeemed ............ (24,300,572) (16,948,583) (1,338,380) (1,890,947)
Net increase (decrease) from Investor
Class transactions ............... 13,500,439 (1,092,574) (468,288) 257,980
Class A
Proceeds from shares sold ........... 957,083 738,543
Proceeds from reinvestment of
distributions .................... 1,533,712 450,961
Cost of shares redeemed ............ (1,336,829) (1,284,508)
Net increase (decrease) from Class A
transactions .................... 1,153,966 (95,004)
Institutional Class
Proceeds from shares sold ........... 18,514,675 9,043,257 4,276,306 7,572,671
Proceeds from reinvestment of
distributions .................... 15,951,421 5,103,388 1,831,039 2,469,828
Cost of shares redeemed ............ (13,638,281) (14,021,496) (8,166,147) (29,919,577)
Net increase (decrease) from Institutional
Class transactions ............... 20,827,815 125,149 (2,058,802) (19,877,078)
Net increase (decrease) from capital share
transactions ...................... 35,482,220 (1,062,429) (2,527,090) (19,619,098)
Net increase (decrease) in net
assets ..................... 46,519,546 41,435,698 (5,665,054) (12,933,048)
Net assets
Beginning of period ................ 289,971,864 248,536,166 93,904,760 106,837,808
End of period ..................... $336,491,410 $289,971,864 $88,239,706 $93,904,760

Financial Statements
Statements of Changes in Net Assets
(continued)
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48
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 351,785 256,134 80,957 227,170
Shares issued in reinvestment of
distributions ....................... 1,229,582 465,242 13,583 16,898
Shares redeemed ................... (964,475) (798,637) (144,042) (217,030)
Net increase (decrease) in shares
outstanding ........................ 616,892 (77,261) (49,502) 27,038
Class A
Shares sold ....................... 37,284 35,337
Shares issued in reinvestment of
distributions ....................... 65,374 20,365
Shares redeemed ................... (53,877) (59,112)
Net increase (decrease) in shares
outstanding ........................ 48,781 (3,410)
Institutional Class
Shares sold ....................... 691,123 402,658 460,494 857,951
Shares issued in reinvestment of
distributions ....................... 641,994 219,657 202,638 273,787
Shares redeemed ................... (521,756) (623,954) (882,919) (3,346,794)
Net increase (decrease) in shares
outstanding ........................ 811,361 (1,639) (219,787) (2,215,056)

Financial Statements
Statements of Changes in Net Assets
(continued)
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49
Global Opportunities Fund Global Environmental Markets Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $465,645 $434,752 $12,118,257 $15,609,422
Net realized gain on investments and
foreign currency transactions ...... 5,761,312 2,027,767 130,849,397 47,580,610
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 1,336,233 14,115,946 (12,166,248) 295,865,601
Net increase in net assets resulting
from operations ............. 7,563,190 16,578,465 130,801,406 359,055,633
Distributions from distributable earning -
Investor Class ................... (218,609) (14,860) (7,426,368) (1,165,858)
Distributions from distributable earning -
Class A ........................ (818,064) (121,806)
Distributions from distributable earning -
Institutional Class ................ (3,374,273) (379,048) (98,172,152) (17,275,428)
Total distributions to shareholders ..... (3,592,882) (393,908) (106,416,584) (18,563,092)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 1,719,780 2,874,168 8,190,983 11,801,181
Proceeds from reinvestment of
distributions .................... 209,394 14,541 7,147,897 1,109,598
Cost of shares redeemed ............ (1,864,636) (1,394,501) (33,370,783) (27,944,829)
Net increase (decrease) from Investor
Class transactions ............... 64,538 1,494,208 (18,031,903) (15,034,050)
Class A
Proceeds from shares sold ........... 2,333,493 2,279,083
Proceeds from reinvestment of
distributions .................... 760,749 110,885
Cost of shares redeemed ............ (4,608,085) (3,025,083)
Net decrease from Class A transactions . (1,513,843) (635,115)
Institutional Class
Proceeds from shares sold ........... 15,390,881 15,063,023 319,771,375 430,361,238
Proceeds from reinvestment of
distributions .................... 3,287,781 374,782 91,998,475 16,046,237
Cost of shares redeemed ............ (18,849,494) (15,725,149) (581,186,495) (533,482,046)
Net decrease from Institutional Class
transactions .................... (170,832) (287,344) (169,416,645) (87,074,571)
Net increase (decrease) from capital share
transactions ...................... (106,294) 1,206,864 (188,962,391) (102,743,736)
Net increase (decrease) in net
assets ..................... 3,864,014 17,391,421 (164,577,569) 237,748,805
Net assets
Beginning of period ................ 122,131,680 104,740,259 2,446,425,477 2,208,676,672
End of period ..................... $125,995,694 $122,131,680 $2,281,847,908 $2,446,425,477

Financial Statements
Statements of Changes in Net Assets
(continued)
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50
Global Opportunities Fund Global Environmental Markets Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 104,228 193,824 346,289 569,716
Shares issued in reinvestment of
distributions ....................... 12,787 964 313,579 52,538
Shares redeemed ................... (112,188) (94,374) (1,399,731) (1,349,313)
Net increase (decrease) in shares
outstanding ........................ 4,827 100,414 (739,863) (727,059)
Class A
Shares sold ....................... 98,099 107,937
Shares issued in reinvestment of
distributions ....................... 33,437 5,260
Shares redeemed ................... (196,694) (145,875)
Net decrease in shares outstanding ...... (65,158) (32,678)
Institutional Class
Shares sold ....................... 889,118 1,019,972 13,323,985 20,887,675
Shares issued in reinvestment of
distributions ....................... 199,055 24,738 3,985,963 753,344
Shares redeemed ................... (1,109,673) (1,045,531) (24,102,281) (25,888,175)
Net decrease in shares outstanding ...... (21,500) (821) (6,792,333) (4,247,156)

Financial Statements
Statements of Changes in Net Assets
(continued)
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51
Global Social Leaders Fund Global Women’s Leadership Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
1
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $13,270 $730 $12,121,796 $17,213,036
Net realized gain on investments and
foreign currency transactions ...... 13,426 11,484 84,049,848 1,644,726
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 117,110 68,104 (5,570,264) 115,753,552
Net increase in net assets resulting
from operations ............. 143,806 80,318 90,601,380 134,611,314
Distributions from distributable earning -
Investor Class ................... (2,188) — (12,476,824) (2,236,408)
Distributions from distributable earning -
Institutional Class ................ (51,925) — (55,223,742) (12,284,755)
Total distributions to shareholders ..... (54,113) — (67,700,566) (14,521,163)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 96,682 2,000 8,659,276 9,049,641
Proceeds from reinvestment of
distributions .................... 2,186 — 11,774,946 2,125,123
Cost of shares redeemed ............ (8,458) — (23,477,040) (15,662,661)
Net increase (decrease) from Investor
Class transactions ............... 90,410 2,000 (3,042,818) (4,487,897)
Institutional Class
Proceeds from shares sold ........... 2,500 1,500,500 57,517,696 77,271,261
Proceeds from reinvestment of
distributions .................... 49,272 — 49,813,790 11,089,075
Cost of shares redeemed ............ (1,585) — (232,111,629) (141,586,581)
Net increase (decrease) from Institutional
Class transactions ............... 50,187 1,500,500 (124,780,143) (53,226,245)
Net increase (decrease) from capital share
transactions ...................... 140,597 1,502,500 (127,822,961) (57,714,142)
Net increase (decrease) in net
assets ..................... 230,290 1,582,818 (104,922,147) 62,376,009
Net assets
Beginning of period ................ 1,582,818 — 833,472,987 771,096,978
End of period ..................... $1,813,108 $1,582,818 $728,550,840 $833,472,987
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 8,762 196 262,956 305,425
Shares issued in reinvestment of
distributions ....................... 196 — 361,238 72,332
Shares redeemed ................... (752) — (709,396) (536,671)
Net increase (decrease) in shares
outstanding ........................ 8,206 196 (85,202) (158,914)
Institutional Class
Shares sold ....................... 239 150,043 1,726,448 2,634,666
Shares issued in reinvestment of
distributions ....................... 4,419 — 1,514,612 374,884
Shares redeemed ................... (144) — (6,970,769) (4,830,605)
Net increase (decrease) in shares
outstanding ........................ 4,514 150,043 (3,729,709) (1,821,055)

For the period November 30, 2023 (commencement of operations) to December 31, 2023.

Financial Statements
Statements of Changes in Net Assets
(continued)
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52
International Sustainable Economy Fund Core Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $30,023,134 $26,351,376 $32,974,290 $26,843,481
Net realized gain (loss) on investments
and foreign currency transactions ... 39,759,261 13,521,314 (6,316,373) (34,327,063)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (13,609,138) 130,912,287 (13,111,232) 54,314,513
Net increase in net assets resulting
from operations ............. 56,173,257 170,784,977 13,546,685 46,830,931
Distributions from distributable earning -
Investor Class ................... (2,846,375) (1,881,323) (426,881) (348,254)
Distributions from distributable earning -
Institutional Class ................ (38,290,694) (24,395,730) (32,164,241) (26,643,485)
Total distributions to shareholders ..... (41,137,069) (26,277,053) (32,591,122) (26,991,739)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 29,582,926 15,657,230 2,644,757 1,937,326
Proceeds from reinvestment of
distributions .................... 2,782,881 1,835,216 420,817 342,714
Cost of shares redeemed ............ (28,471,080) (24,354,546) (1,995,869) (2,647,733)
Net increase (decrease) from Investor
Class transactions ............... 3,894,727 (6,862,100) 1,069,705 (367,693)
Institutional Class
Proceeds from shares sold ........... 242,292,306 317,581,544 31,023,844 80,487,309
Proceeds from reinvestment of
distributions .................... 34,196,322 21,741,020 32,139,783 26,624,724
Cost of shares redeemed ............ (205,837,635) (167,131,042) (106,126,112) (29,894,603)
Net increase (decrease) from Institutional
Class transactions ............... 70,650,993 172,191,522 (42,962,485) 77,217,430
Net increase (decrease) from capital share
transactions ...................... 74,545,720 165,329,422 (41,892,780) 76,849,737
Net increase (decrease) in net
assets ..................... 89,581,908 309,837,346 (60,937,217) 96,688,929
Net assets
Beginning of period ................ 1,135,722,238 825,884,892 896,338,289 799,649,360
End of period ..................... $1,225,304,146 $1,135,722,238 $835,401,072 $896,338,289
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 2,712,668 1,632,660 302,540 219,989
Shares issued in reinvestment of
distributions ....................... 261,478 187,653 47,948 39,409
Shares redeemed ................... (2,623,070) (2,536,509) (228,129) (303,303)
Net increase (decrease) in shares
outstanding ........................ 351,076 (716,196) 122,359 (43,905)
Institutional Class
Shares sold ....................... 23,010,763 33,749,031 3,533,613 9,223,481
Shares issued in reinvestment of
distributions ....................... 3,289,155 2,268,195 3,664,867 3,065,212
Shares redeemed ................... (19,549,571) (17,833,583) (12,064,273) (3,441,961)
Net increase (decrease) in shares
outstanding ........................ 6,750,347 18,183,643 (4,865,793) 8,846,732

Financial Statements
Statements of Changes in Net Assets
(continued)
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53
High Yield Bond Fund Sustainable Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $30,643,753 $33,569,533 $47,194,667 $42,470,600
Net realized gain (loss) on investments
and foreign currency transactions ... (28,337,498) (31,167,670) 154,790,479 38,893,816
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 30,097,121 58,038,234 (31,182,453) 195,735,869
Net increase in net assets resulting
from operations ............. 32,403,376 60,440,097 170,802,693 277,100,285
Distributions from distributable earning -
Investor Class ................... (7,028,433) (7,542,543) (49,450,416) (45,872,248)
Distributions from distributable earning -
Class A ........................ (242,200) (254,040)
Distributions from distributable earning -
Institutional Class ................ (23,776,319) (25,583,018) (35,498,005) (31,260,658)
Total distributions to shareholders ..... (31,046,952) (33,379,601) (84,948,421) (77,132,906)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 36,114,697 57,534,255 25,087,500 29,864,960
Proceeds from reinvestment of
distributions .................... 6,780,935 7,273,144 47,955,255 44,535,448
Cost of shares redeemed ............ (51,064,614) (77,799,598) (159,207,569) (121,185,568)
Net decrease from Investor Class
transactions .................... (8,168,982) (12,992,199) (86,164,814) (46,785,160)
Class A
Proceeds from shares sold ........... 1,049,016 1,324,300
Proceeds from reinvestment of
distributions .................... 221,905 235,341
Cost of shares redeemed ............ (1,219,494) (2,519,498)
Net increase (decrease) from Class A
transactions .................... 51,427 (959,857)
Institutional Class
Proceeds from shares sold ........... 66,472,637 101,930,431 103,649,295 101,111,466
Proceeds from reinvestment of
distributions .................... 21,217,319 23,041,969 34,300,051 30,216,167
Cost of shares redeemed ............ (103,027,378) (161,330,997) (133,945,754) (130,125,953)
Net increase (decrease) from Institutional
Class transactions ............... (15,337,422) (36,358,597) 4,003,592 1,201,680
Net decrease from capital share
transactions ...................... (23,454,977) (50,310,653) (82,161,222) (45,583,480)
Net increase (decrease) in net
assets ..................... (22,098,553) (23,250,157) 3,693,050 154,383,899
Net assets
Beginning of period ................ 563,341,497 586,591,654 2,299,314,670 2,144,930,771
End of period ..................... $541,242,944 $563,341,497 $2,303,007,720 $2,299,314,670

Financial Statements
Statements of Changes in Net Assets
(continued)
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54
High Yield Bond Fund Sustainable Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 6,052,884 9,926,021 968,288 1,261,704
Shares issued in reinvestment of
distributions ....................... 1,128,265 1,251,751 1,862,353 1,815,685
Shares redeemed ................... (8,537,234) (13,418,558) (6,119,449) (5,080,036)
Net decrease in shares outstanding ...... (1,356,085) (2,240,786) (3,288,808) (2,002,647)
Class A
Shares sold ....................... 174,799 226,293
Shares issued in reinvestment of
distributions ....................... 36,830 40,397
Shares redeemed ................... (203,259) (426,883)
Net increase (decrease) in shares
outstanding ........................ 8,370 (160,193)
Institutional Class
Shares sold ....................... 11,060,148 17,630,654 3,882,704 4,129,846
Shares issued in reinvestment of
distributions ....................... 3,541,201 3,977,547 1,301,749 1,207,066
Shares redeemed ................... (17,216,324) (27,952,309) (5,045,148) (5,304,628)
Net increase (decrease) in shares
outstanding ........................ (2,614,975) (6,344,108) 139,305 32,284

Financial Highlights
Impax Large Cap Fund
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55
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $13.24 $11.52 $14.82 $12.02 $10.38
Net investment income
1
......................... 0.08 0.09 0.06 0.03 0.06
Net realized and unrealized gains (losses) ........... 1.75 2.20 (3.02) 3.63 2.38
Total from investment operations .................... 1.83 2.29 (2.96) 3.66 2.44
Distributions to shareholders
From net investment income ..................... 0.10 0.10 0.08 0.03 0.07
From net realized gains ......................... 2.24 0.47 0.26 0.83 0.73
Total distributions ............................... 2.34 0.57 0.34 0.86 0.80
Net asset value, end of year ....................... $12.73 $13.24 $11.52 $14.82 $12.02
Total return
2
................................... 13.72% 19.90% (19.99)% 30.57% 23.75%
Net assets, end of period (in $000’s) ................. $65,658 $58,218 $56,667 $57,965 $21,351
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.98% 0.98% 0.97% 0.97% 0.95%
Net investment income ........................... 0.57% 0.71% 0.49% 0.22% 0.51%
Total expenses excluding reimbursements and waivers ... 0.98% 0.98% 0.97% 0.97% 0.95%
Portfolio Turnover ............................... 36% 44% 34% 25% 43%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Large Cap Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
56
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $13.28 $11.56 $14.87 $12.05 $10.40
Net investment income
1
......................... 0.12 0.12 0.09 0.07 0.09
Net realized and unrealized gains (losses) ........... 1.75 2.20 (3.03) 3.64 2.38
Total from investment operations .................... 1.87 2.32 (2.94) 3.71 2.47
Distributions to shareholders
From net investment income ..................... 0.13 0.13 0.11 0.06 0.09
From net realized gains ......................... 2.24 0.47 0.26 0.83 0.73
Total distributions ............................... 2.37 0.60 0.37 0.89 0.82
Net asset value, end of year ....................... $12.78 $13.28 $11.56 $14.87 $12.05
Total return
2
................................... 14.02% 20.12% (19.77)% 30.92% 23.99%
Net assets, end of period (in $000’s) ................. $1,303,427 $1,384,959 $1,291,988 $1,511,547 $1,020,242
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.73% 0.73% 0.72% 0.71% 0.70%
Net investment income ........................... 0.81% 0.96% 0.73% 0.47% 0.84%
Total expenses excluding reimbursements and waivers ... 0.73% 0.73% 0.72% 0.71% 0.70%
Portfolio Turnover ............................... 36% 44% 34% 25% 43%
1
Based on average shares outstanding during the period.

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Small Cap Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
57
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $15.96 $14.06 $18.72 $15.78 $14.67
Net investment income (loss)
1
.................... (0.01) (0.02) (0.03) 0.08 (0.03)
Net realized and unrealized gains (losses) ........... 2.33 1.92 (4.28) 4.66 1.75
Total from investment operations .................... 2.32 1.90 (4.31) 4.74 1.72
Distributions to shareholders
From net investment income ..................... — — — 0.04 —
From net realized gains ......................... 0.90 — 0.35 1.76 0.61
Total distributions ............................... 0.90 — 0.35 1.80 0.61
Net asset value, end of year ....................... $17.38 $15.96 $14.06 $18.72 $15.78
Total return
2
................................... 14.51% 13.51% (22.97)% 30.26% 11.77%
Net assets, end of period (in $000’s) ................. $93,020 $96,548 $93,090 $125,234 $102,582
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.15% 1.16% 1.16% 1.15% 1.19%
Net investment income (loss) ...................... (0.05)% (0.11)% (0.23)%
3
0.44% (0.23)%
Total expenses excluding reimbursements and waivers ... 1.15% 1.16% 1.16% 1.15% 1.19%
Portfolio Turnover ............................... 48% 43% 38% 44% 73%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Investor Class shares would have remained the same at (22.97%). The Net Investment Income for Investor Class shares would have been (0.24%).

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
58
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of year ................... $15.91 $14.01 $18.66 $15.73 $14.63
Net investment income (loss)
1
.................... (0.01) (0.02) (0.03) 0.08 (0.03)
Net realized and unrealized gains (losses) ........... 2.32 1.92 (4.27) 4.65 1.74
Total from investment operations .................... 2.31 1.90 (4.30) 4.73 1.71
Distributions to shareholders
From net investment income ..................... — — — 0.04 —
From net realized gains ......................... 0.90 — 0.35 1.76 0.61
Total distributions ............................... 0.90 — 0.35 1.80 0.61
Net asset value, end of year ....................... $17.32 $15.91 $14.01 $18.66 $15.73
Total return
2
................................... 14.49% 13.56% (23.03)% 30.29% 11.73%
Net assets, end of period (in $000’s) ................. $12,763 $11,700 $10,895 $14,305 $10,948
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.15% 1.16% 1.16% 1.15% 1.19%
Net investment income (loss) ...................... (0.05)% (0.10)% (0.23)%
3
0.44% (0.23)%
Total expenses excluding reimbursements and waivers ... 1.15% 1.16% 1.16% 1.15% 1.19%
Portfolio Turnover ............................... 48% 43% 38% 44% 73%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Class A shares would have remained the same at (23.03%). The Net Investment Income for Class A shares would have been (0.22%).

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
59
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $16.26 $14.29 $18.99 $15.99 $14.82
Net investment income
1
......................... 0.04 0.02 0.01 0.14 —
Net realized and unrealized gains (losses) ........... 2.37 1.95 (4.34) 4.71 1.78
Total from investment operations .................... 2.41 1.97 (4.33) 4.85 1.78
Distributions to shareholders
From net investment income ..................... 0.02 — 0.02 0.09 —
From net realized gains ......................... 0.90 — 0.35 1.76 0.61
Total distributions ............................... 0.92 — 0.37 1.85 0.61
Net asset value, end of year ....................... $17.75 $16.26 $14.29 $18.99 $15.99
Total return
2
................................... 14.79% 13.79% (22.80)% 30.54% 12.06%
Net assets, end of period (in $000’s) ................. $620,214 $568,779 $484,498 $603,123 $352,709
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.90% 0.91% 0.91% 0.90% 0.94%
Net investment income ........................... 0.21% 0.15% 0.03%
3
0.73% 0.02%
Total expenses excluding reimbursements and waivers ... 0.90% 0.91% 0.91% 0.90% 0.94%
Portfolio Turnover ............................... 48% 43% 38% 44% 73%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Institutional
Class shares would have remained the same at (22.80%). The Net Investment Income for Institutional Class shares would have been 0.02%.

Financial Highlights
Impax US Sustainable Economy Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
60
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $22.51 $19.19 $25.28 $23.78 $21.41
Net investment income
1
......................... 0.22 0.23 0.22 0.20 0.23
Net realized and unrealized gains (losses) ........... 4.39 4.42 (4.84) 6.83 2.60
Total from investment operations .................... 4.61 4.65 (4.62) 7.03 2.83
Distributions to shareholders
From net investment income ..................... 0.49 0.10 0.37 0.20 0.22
From net realized gains ......................... 3.31 1.23 1.06 5.33 0.24
Tax return of capital ............................ — — 0.04 — —
Total distributions ............................... 3.80 1.33 1.47 5.53 0.46
Net asset value, end of year ....................... $23.32 $22.51 $19.19 $25.28 $23.78
Total return
2
................................... 20.41% 24.39% (18.25)% 30.02% 13.34%
Net assets, end of period (in $000’s) ................. $206,720 $185,687 $159,822 $205,407 $170,315
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.71% 0.70% 0.70% 0.74% 0.90%
Net investment income ........................... 0.87% 1.06% 1.01% 0.74% 1.10%
Total expenses excluding reimbursements and waivers ... 0.88% 0.88% 0.88% 0.88% 0.90%
Portfolio Turnover ............................... 45% 43% 37% 47% 65%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
61
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of year ................... $22.41 $19.11 $25.18 $23.71 $21.35
Net investment income
1
......................... 0.22 0.22 0.22 0.20 0.23
Net realized and unrealized gains (losses) ........... 4.36 4.42 (4.82) 6.80 2.59
Total from investment operations .................... 4.58 4.64 (4.60) 7.00 2.82
Distributions to shareholders
From net investment income ..................... 0.49 0.11 0.37 0.20 0.22
From net realized gains ......................... 3.31 1.23 1.06 5.33 0.24
Tax return of capital ............................ — — 0.04 — —
Total distributions ............................... 3.80 1.34 1.47 5.53 0.46
Net asset value, end of year ....................... $23.19 $22.41 $19.11 $25.18 $23.71
Total return
2
................................... 20.37% 24.39% (18.24)% 29.99% 13.33%
Net assets, end of period (in $000’s) ................. $10,932 $9,469 $8,142 $10,150 $6,599
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.71% 0.70% 0.70% 0.74% 0.90%
Net investment income ........................... 0.87% 1.06% 1.01% 0.74% 1.11%
Total expenses excluding reimbursements and waivers ... 0.87% 0.88% 0.88% 0.88% 0.90%
Portfolio Turnover ............................... 45% 43% 37% 47% 65%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
62
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $23.53 $19.99 $26.25 $24.52 $22.07
Net investment income
1
......................... 0.30 0.29 0.28 0.28 0.29
Net realized and unrealized gains (losses) ........... 4.58 4.61 (5.02) 7.05 2.67
Total from investment operations .................... 4.88 4.90 (4.74) 7.33 2.96
Distributions to shareholders
From net investment income ..................... 0.55 0.13 0.42 0.27 0.27
From net realized gains ......................... 3.31 1.23 1.06 5.33 0.24
Tax return of capital ............................ — — 0.04 — —
Total distributions ............................... 3.86 1.36 1.52 5.60 0.51
Net asset value, end of year ....................... $24.55 $23.53 $19.99 $26.25 $24.52
Total return
2
................................... 20.69% 24.65% (18.01)% 30.35% 13.57%
Net assets, end of period (in $000’s) ................. $118,840 $94,815 $80,572 $98,866 $79,301
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.46% 0.45% 0.45% 0.49% 0.65%
Net investment income ........................... 1.12% 1.31% 1.27% 0.99% 1.35%
Total expenses excluding reimbursements and waivers ... 0.62% 0.63% 0.63% 0.63% 0.65%
Portfolio Turnover ............................... 45% 43% 37% 47% 65%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
63
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $9.10 $8.53 $10.11 $14.17 $12.78
Net investment income
1
......................... 0.19 0.22 0.24 0.41 0.23
Net realized and unrealized gains (losses) ........... (0.33) 0.57 (1.61) 1.48 1.56
Total from investment operations .................... (0.14) 0.79 (1.37) 1.89 1.79
Distributions to shareholders
From net investment income ..................... 0.18 0.22 0.21 0.32 0.21
From net realized gains ......................... — — — 5.63 0.19
Total distributions ............................... 0.18 0.22 0.21 5.95 0.40
Net asset value, end of year ....................... $8.78 $9.10 $8.53 $10.11 $14.17
Total return
2
................................... (1.56)% 9.33% (13.44)% 13.98% 14.25%
Net assets, end of period (in $000’s) ................. $5,787 $6,448 $5,816 $5,432 $4,014
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.87% 0.80% 0.80% 0.83% 0.90%
Net investment income ........................... 2.01% 2.45% 2.64% 2.70% 1.80%
Total expenses excluding reimbursements and waivers ... 0.90% 0.90% 0.90% 0.90% 0.90%
Portfolio Turnover ............................... 34% 89% 54% 127% 93%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
64
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $9.14 $8.57 $10.16 $14.21 $12.81
Net investment income
1
......................... 0.21 0.24 0.26 0.43 0.26
Net realized and unrealized gains (losses) ........... (0.32) 0.57 (1.62) 1.51 1.57
Total from investment operations .................... (0.11) 0.81 (1.36) 1.94 1.83
Distributions to shareholders
From net investment income ..................... 0.21 0.24 0.23 0.36 0.24
From net realized gains ......................... — — — 5.63 0.19
Total distributions ............................... 0.21 0.24 0.23 5.99 0.43
Net asset value, end of year ....................... $8.82 $9.14 $8.57 $10.16 $14.21
Total return
2
................................... (1.30)% 9.55% (13.25)% 14.27% 14.54%
Net assets, end of period (in $000’s) ................. $82,453 $87,457 $101,022 $92,244 $136,036
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.62% 0.55% 0.55% 0.58% 0.65%
Net investment income ........................... 2.26% 2.69% 2.89% 2.81% 2.06%
Total expenses excluding reimbursements and waivers ... 0.65% 0.65% 0.65% 0.65% 0.65%
Portfolio Turnover ............................... 34% 89% 54% 127% 93%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Opportunities Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
65
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $15.73 $13.69 $17.09 $14.66 $12.04
Net investment income (loss)
1
.................... 0.02 0.02 0.01 (0.02) (0.01)
Net realized and unrealized gains (losses) ........... 0.95 2.05 (3.20) 2.76 2.75
Total from investment operations .................... 0.97 2.07 (3.19) 2.74 2.74
Distributions to shareholders
From net investment income ..................... 0.05 0.03 0.03 — —
From net realized gains ......................... 0.41 — 0.18 0.31 0.12
Total distributions ............................... 0.46 0.03 0.21 0.31 0.12
Net asset value, end of year ....................... $16.24 $15.73 $13.69 $17.09 $14.66
Total return
2
................................... 6.14% 15.16% (18.66)% 18.69% 22.76%
Net assets, end of period (in $000’s) ................. $7,952 $7,627 $5,260 $5,784 $3,401
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.23% 1.23% 1.23% 1.21% 1.18%
Net investment income (loss) ...................... 0.14% 0.12% 0.09% (0.15)% (0.06)%
Total expenses excluding reimbursements and waivers ... 1.33% 1.33% 1.33% 1.32% 1.56%
Portfolio Turnover ............................... 32% 33% 38% 30% 34%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Opportunities Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
66
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $15.83 $13.75 $17.15 $14.69 $12.04
Net investment income
1
......................... 0.06 0.06 0.05 0.02 0.02
Net realized and unrealized gains (losses) ........... 0.96 2.07 (3.22) 2.76 2.76
Total from investment operations .................... 1.02 2.13 (3.17) 2.78 2.78
Distributions to shareholders
From net investment income ..................... 0.07 0.05 0.05 0.01 0.01
From net realized gains ......................... 0.41 — 0.18 0.31 0.12
Total distributions ............................... 0.48 0.05 0.23 0.32 0.13
Net asset value, end of year ....................... $16.37 $15.83 $13.75 $17.15 $14.69
Total return
2
................................... 6.41% 15.50% (18.49)% 18.96% 23.12%
Net assets, end of period (in $000’s) ................. $118,044 $114,505 $99,480 $137,236 $65,644
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.98% 0.98% 0.98% 0.96% 0.94%
Net investment income ........................... 0.37% 0.39% 0.34% 0.11% 0.17%
Total expenses excluding reimbursements and waivers ... 1.08% 1.08% 1.08% 1.07% 1.31%
Portfolio Turnover ............................... 32% 33% 38% 30% 34%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Environmental Markets Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
67
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $22.47 $19.41 $25.22 $21.08 $16.85
Net investment income
1
......................... 0.06 0.09 0.07 0.14 0.09
Net realized and unrealized gains (losses) ........... 1.04 3.11 (5.78) 4.48 4.22
Total from investment operations .................... 1.10 3.20 (5.71) 4.62 4.31
Distributions to shareholders
From net investment income ..................... 0.10 0.14 0.04 0.13 0.08
From net realized gains ......................... 0.96 — 0.06 0.35 —
Total distributions ............................... 1.06 0.14 0.10 0.48 0.08
Net asset value, end of year ....................... $22.51 $22.47 $19.41 $25.22 $21.08
Total return
2
................................... 4.87% 16.55% (22.62)% 21.95% 25.71%
Net assets, end of period (in $000’s) ................. $160,953 $177,310 $167,290 $227,902 $175,040
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.14% 1.16% 1.16% 1.15% 1.20%
Net investment income ........................... 0.26% 0.44% 0.37% 0.61% 0.55%
Total expenses excluding reimbursements and waivers ... 1.14% 1.16% 1.16% 1.15% 1.20%
Portfolio Turnover ............................... 30% 26% 35% 18% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
68
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of year ................... $22.44 $19.38 $25.17 $21.05 $16.83
Net investment income
1
......................... 0.06 0.09 0.07 0.14 0.09
Net realized and unrealized gains (losses) ........... 1.03 3.11 (5.76) 4.46 4.21
Total from investment operations .................... 1.09 3.20 (5.69) 4.60 4.30
Distributions to shareholders
From net investment income ..................... 0.10 0.14 0.04 0.13 0.08
From net realized gains ......................... 0.96 — 0.06 0.35 —
Total distributions ............................... 1.06 0.14 0.10 0.48 0.08
Net asset value, end of year ....................... $22.47 $22.44 $19.38 $25.17 $21.05
Total return
2
................................... 4.84% 16.58% (22.58)% 21.89% 25.68%
Net assets, end of period (in $000’s) ................. $17,848 $19,283 $17,292 $22,613 $16,651
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.14% 1.16% 1.16% 1.15% 1.20%
Net investment income ........................... 0.26% 0.43% 0.36% 0.61% 0.54%
Total expenses excluding reimbursements and waivers ... 1.14% 1.16% 1.16% 1.15% 1.20%
Portfolio Turnover ............................... 30% 26% 35% 18% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
69
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $22.70 $19.58 $25.40 $21.23 $16.97
Net investment income
1
......................... 0.12 0.14 0.12 0.21 0.14
Net realized and unrealized gains (losses) ........... 1.05 3.15 (5.82) 4.49 4.25
Total from investment operations .................... 1.17 3.29 (5.70) 4.70 4.39
Distributions to shareholders
From net investment income ..................... 0.13 0.17 0.06 0.18 0.13
From net realized gains ......................... 0.96 — 0.06 0.35 —
Total distributions ............................... 1.09 0.17 0.12 0.53 0.13
Net asset value, end of year ....................... $22.78 $22.70 $19.58 $25.40 $21.23
Total return
2
................................... 5.12% 16.85% (22.39)% 22.23% 26.00%
Net assets, end of period (in $000’s) ................. $2,103,047 $2,249,833 $2,024,095 $2,495,005 $1,437,952
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.89% 0.91% 0.91% 0.90% 0.95%
Net investment income ........................... 0.51% 0.69% 0.63% 0.87% 0.78%
Total expenses excluding reimbursements and waivers ... 0.89% 0.91% 0.91% 0.90% 0.95%
Portfolio Turnover ............................... 30% 26% 35% 18% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Social Leaders Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
70
a
Year Ended
December 31,
2024
Period
Ended
December 31,
2023
1
Investor Class
Net asset value, beginning of year ........................................................ $10.53 $10.00
Net investment income
2
.............................................................. 0.06 0.00
3
Net realized and unrealized gains ....................................................... 0.85 0.53
Total from investment operations ......................................................... 0.91 0.53
Distributions to shareholders
From net investment income .......................................................... 0.10 —
From net realized gains .............................................................. 0.23 —
Total distributions .................................................................... 0.33 —
Net asset value, end of year ............................................................ $11.11 $10.53
Total return
4
........................................................................ 8.61% 5.30%
Net assets, end of period (in $000’s) ...................................................... $93 $2
Ratios to average net assets
5
Net expenses including reimbursements and waivers ......................................... 1.23% 1.23%
Net investment income ................................................................ 0.50% 0.10%
Total expenses excluding reimbursements and waivers ........................................ 14.95% 25.89%
Portfolio Turnover .................................................................... 30% 13%
6
1
For the period from November 30, 2023 (commencement of operations) through December 31, 2023.
2
Based on average shares outstanding during the period.
3
Less than $0.005 per share.
4
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
5
Ratios representing periods of less than one year have been annualized.
6
Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
71
a
Year Ended
December 31,
2024
Period
Ended
December 31,
2023
1
Institutional Class
Net asset value, beginning of year ........................................................ $10.54 $10.00
Net investment income
2
.............................................................. 0.09 0.01
Net realized and unrealized gains ....................................................... 0.84 0.53
Total from investment operations ......................................................... 0.93 0.54
Distributions to shareholders
From net investment income .......................................................... 0.11 —
From net realized gains .............................................................. 0.23 —
Total distributions .................................................................... 0.34 —
Net asset value, end of year ............................................................ $11.13 $10.54
Total return
3
........................................................................ 8.88% 5.40%
Net assets, end of period (in $000’s) ...................................................... $1,720 $1,581
Ratios to average net assets
4
Net expenses including reimbursements and waivers ......................................... 0.98% 0.98%
Net investment income ................................................................ 0.78% 0.56%
Total expenses excluding reimbursements and waivers ........................................ 14.70% 25.64%
Portfolio Turnover .................................................................... 30% 13%
5
1
For the period from November 30, 2023 (commencement of operations) through December 31, 2023.
2
Based on average shares outstanding during the period.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
72
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $31.66 $27.26 $35.14 $30.34 $27.00
Net investment income
1
......................... 0.45 0.57 0.42 0.39 0.33
Net realized and unrealized gains (losses) ........... 3.35 4.34 (7.45) 4.84 3.32
Total from investment operations .................... 3.80 4.91 (7.03) 5.23 3.65
Distributions to shareholders
From net investment income ..................... 0.76 0.51 0.24 0.43 0.31
From net realized gains ......................... 2.31 — 0.61 — —
Total distributions ............................... 3.07 0.51 0.85 0.43 0.31
Net asset value, end of year ....................... $32.39 $31.66 $27.26 $35.14 $30.34
Total return
2
................................... 12.08% 18.14% (19.98)% 17.27% 13.67%
Net assets, end of period (in $000’s) ................. $138,288 $137,887 $123,060 $160,749 $130,255
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.77% 0.77% 0.77% 0.76% 0.78%
Net investment income ........................... 1.36% 1.95% 1.42% 1.18% 1.27%
Total expenses excluding reimbursements and waivers ... 0.77% 0.77% 0.77% 0.76% 0.78%
Portfolio Turnover ............................... 63% 32% 45% 43%
3
69%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021 and 37%  for the year ended December 31, 2020.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
73
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $31.92 $27.45 $35.33 $30.50 $27.14
Net investment income
1
......................... 0.54 0.64 0.49 0.48 0.40
Net realized and unrealized gains (losses) ........... 3.37 4.37 (7.48) 4.86 3.34
Total from investment operations .................... 3.91 5.01 (6.99) 5.34 3.74
Distributions to shareholders
From net investment income ..................... 0.84 0.54 0.28 0.51 0.38
From net realized gains ......................... 2.31 — 0.61 — —
Total distributions ............................... 3.15 0.54 0.89 0.51 0.38
Net asset value, end of year ....................... $32.68 $31.92 $27.45 $35.33 $30.50
Total return
2
................................... 12.35% 18.41% (19.76)% 17.56% 13.94%
Net assets, end of period (in $000’s) ................. $590,263 $695,585 $648,037 $854,540 $619,168
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.52% 0.52% 0.52% 0.51% 0.53%
Net investment income ........................... 1.61% 2.20% 1.67% 1.43% 1.52%
Total expenses excluding reimbursements and waivers ... 0.52% 0.52% 0.52% 0.51% 0.53%
Portfolio Turnover ............................... 63% 32% 45% 43%
3
69%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021 and 37%  for the year ended December 31, 2020.

Financial Highlights
Impax International Sustainable Economy Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
74
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $10.24 $8.80 $10.99 $10.35 $9.53
Net investment income
1
......................... 0.24 0.23 0.21 0.22 0.17
Net realized and unrealized gains (losses) ........... 0.26 1.42 (2.19) 0.90 0.81
Total from investment operations .................... 0.50 1.65 (1.98) 1.12 0.98
Distributions to shareholders
From net investment income ..................... 0.25 0.21 0.21 0.23 0.16
From net realized gains ......................... 0.08 — — 0.25 —
Total distributions ............................... 0.33 0.21 0.21 0.48 0.16
Net asset value, end of year ....................... $10.41 $10.24 $8.80 $10.99 $10.35
Total return
2
................................... 4.87% 18.92% (18.00)% 10.88% 10.51%
Net assets, end of period (in $000’s) ................. $93,094 $88,042 $81,939 $90,993 $77,963
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.70% 0.70% 0.72% 0.72% 0.75%
Net investment income ........................... 2.22% 2.44% 2.30% 1.98% 1.91%
Total expenses excluding reimbursements and waivers ... 0.70% 0.70% 0.72% 0.72% 0.75%
Portfolio Turnover ............................... 46% 56% 51% 55%
3
43%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021 and 27%  for the year ended December 31, 2020.

Financial Highlights
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
75
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $10.02 $8.61 $10.76 $10.14 $9.34
Net investment income
1
......................... 0.26 0.24 0.23 0.24 0.19
Net realized and unrealized gains (losses) ........... 0.25 1.41 (2.15) 0.89 0.79
Total from investment operations .................... 0.51 1.65 (1.92) 1.13 0.98
Distributions to shareholders
From net investment income ..................... 0.28 0.24 0.23 0.26 0.18
From net realized gains ......................... 0.08 — — 0.25 —
Total distributions ............................... 0.36 0.24 0.23 0.51 0.18
Net asset value, end of year ....................... $10.17 $10.02 $8.61 $10.76 $10.14
Total return
2
................................... 5.04% 19.28% (17.80)% 11.19% 10.78%
Net assets, end of period (in $000’s) ................. $1,132,210 $1,047,680 $743,946 $787,829 $623,014
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.45% 0.45% 0.47% 0.47% 0.50%
Net investment income ........................... 2.48% 2.62% 2.57% 2.22% 2.15%
Total expenses excluding reimbursements and waivers ... 0.45% 0.45% 0.47% 0.47% 0.50%
Portfolio Turnover ............................... 46% 56% 51% 55%
3
43%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021 and 27%  for the year ended December 31, 2020.

Financial Highlights
Impax Core Bond Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
76
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $8.88 $8.68 $10.21 $10.56 $10.29
Net investment income
1
......................... 0.31 0.25 0.18 0.14 0.17
Net realized and unrealized gains (losses) ........... (0.19) 0.21 (1.52) (0.31) 0.53
Total from investment operations .................... 0.12 0.46 (1.34) (0.17) 0.70
Distributions to shareholders
From net investment income ..................... 0.31 0.26 0.19 0.16 0.19
From net realized gains ......................... — — — 0.02 0.24
Total distributions ............................... 0.31 0.26 0.19 0.18 0.43
Net asset value, end of year ....................... $8.69 $8.88 $8.68 $10.21 $10.56
Total return
2
................................... 1.33% 5.36% (13.16)% (1.63)% 6.89%
Net assets, end of period (in $000’s) ................. $12,726 $11,926 $12,029 $14,076 $14,101
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.72% 0.72% 0.71% 0.71% 0.72%
Net investment income ........................... 3.53% 2.92% 1.99% 1.35% 1.58%
Total expenses excluding reimbursements and waivers ... 0.72% 0.72% 0.71% 0.71% 0.72%
Portfolio Turnover ............................... 124% 79% 70% 48% 79%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Core Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
77
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $8.88 $8.68 $10.21 $10.56 $10.29
Net investment income
1
......................... 0.33 0.28 0.21 0.16 0.20
Net realized and unrealized gains (losses) ........... (0.20) 0.20 (1.52) (0.30) 0.53
Total from investment operations .................... 0.13 0.48 (1.31) (0.14) 0.73
Distributions to shareholders
From net investment income ..................... 0.33 0.28 0.22 0.19 0.22
From net realized gains ......................... — — — 0.02 0.24
Total distributions ............................... 0.33 0.28 0.22 0.21 0.46
Net asset value, end of year ....................... $8.68 $8.88 $8.68 $10.21 $10.56
Total return
2
................................... 1.46% 5.62% (12.94)% (1.38)% 7.16%
Net assets, end of period (in $000’s) ................. $822,675 $884,413 $787,620 $771,495 $746,615
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.47% 0.47% 0.46% 0.46% 0.46%
Net investment income ........................... 3.78% 3.19% 2.26% 1.60% 1.86%
Total expenses excluding reimbursements and waivers ... 0.47% 0.47% 0.46% 0.46% 0.46%
Portfolio Turnover ............................... 124% 79% 70% 48% 79%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax High Yield Bond Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
78
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $6.02 $5.73 $6.90 $6.97 $6.79
Net investment income
1
......................... 0.33 0.33 0.29 0.27 0.32
Net realized and unrealized gains (losses) ........... 0.02 0.29 (1.17) (0.07) 0.18
Total from investment operations .................... 0.35 0.62 (0.88) 0.20 0.50
Distributions to shareholders
From net investment income ..................... 0.33 0.33 0.29 0.27 0.32
Total distributions ............................... 0.33 0.33 0.29 0.27 0.32
Net asset value, end of year ....................... $6.04 $6.02 $5.73 $6.90 $6.97
Total return
2
................................... 6.06% 11.09% (12.89)% 2.96% 7.80%
Net assets, end of period (in $000’s) ................. $123,274 $131,044 $137,689 $172,881 $171,838
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.93% 0.93% 0.92% 0.93% 0.96%
Net investment income ........................... 5.49% 5.63% 4.70% 3.86% 4.87%
Total expenses excluding reimbursements and waivers ... 0.93% 0.93% 0.92% 0.93% 0.96%
Portfolio Turnover ............................... 61% 29% 35% 51% 97%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
79
a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Net asset value, beginning of year ................... $6.03 $5.74 $6.92 $6.98 $6.80
Net investment income
1
......................... 0.33 0.33 0.29 0.27 0.32
Net realized and unrealized gains (losses) ........... 0.03 0.29 (1.18) (0.06) 0.19
Total from investment operations .................... 0.36 0.62 (0.89) 0.21 0.51
Distributions to shareholders
From net investment income ..................... 0.34 0.33 0.29 0.27 0.33
Total distributions ............................... 0.34 0.33 0.29 0.27 0.33
Net asset value, end of year ....................... $6.05 $6.03 $5.74 $6.92 $6.98
Total return
2
................................... 6.06% 11.08% (12.99)% 3.11% 7.79%
Net assets, end of period (in $000’s) ................. $4,358 $4,294 $5,011 $7,102 $6,177
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.93% 0.93% 0.92% 0.93% 0.96%
Net investment income ........................... 5.49% 5.63% 4.68% 3.85% 4.87%
Total expenses excluding reimbursements and waivers ... 0.93% 0.93% 0.92% 0.93% 0.96%
Portfolio Turnover ............................... 61% 29% 35% 51% 97%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
80
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $6.00 $5.71 $6.88 $6.94 $6.76
Net investment income
1
......................... 0.34 0.34 0.30 0.28 0.33
Net realized and unrealized gains (losses) ........... 0.03 0.29 (1.17) (0.04) 0.19
Total from investment operations .................... 0.37 0.63 (0.87) 0.24 0.52
Distributions to shareholders
From net investment income ..................... 0.35 0.34 0.30 0.30 0.34
Total distributions ............................... 0.35 0.34 0.30 0.30 0.34
Net asset value, end of year ....................... $6.02 $6.00 $5.71 $6.88 $6.94
Total return
2
................................... 6.33% 11.39% (12.72)% 3.36% 8.08%
Net assets, end of period (in $000’s) ................. $413,611 $428,004 $443,891 $560,469 $294,313
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.68% 0.68% 0.67% 0.69% 0.72%
Net investment income ........................... 5.74% 5.89% 4.95% 4.08% 5.07%
Total expenses excluding reimbursements and waivers ... 0.68% 0.68% 0.67% 0.69% 0.72%
Portfolio Turnover ............................... 61% 29% 35% 51% 97%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Sustainable Allocation Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
81
a
Year Ended December 31,
2024 2023 2022 2021 2020
Investor Class
Net asset value, beginning of year ................... $24.92 $22.78 $28.98 $26.36 $23.35
Net investment income
1
......................... 0.50 0.43 0.33 0.23 0.26
Net realized and unrealized gains (losses) ........... 1.36 2.55 (5.11) 3.79 3.49
Total from investment operations .................... 1.86 2.98 (4.78) 4.02 3.75
Distributions to shareholders
From net investment income ..................... 0.51 0.34 0.29 0.23 0.26
From net realized gains ......................... 0.45 0.50 1.13 1.17 0.48
Total distributions ............................... 0.96 0.84 1.42 1.40 0.74
Net asset value, end of year ....................... $25.82 $24.92 $22.78 $28.98 $26.36
Total return
2
................................... 7.50% 13.17% (16.42)% 15.31% 16.24%
Net assets, end of period (in $000’s) ................. $1,336,213 $1,371,707 $1,299,467 $1,652,892 $1,518,966
Ratios to average net assets
Net expenses including reimbursements and waivers
3
.... 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ........................... 1.92% 1.82% 1.29% 0.80% 1.08%
Total expenses excluding reimbursements and waivers
3
.. 0.30% 0.30% 0.30% 0.30% 0.30%
Portfolio Turnover ............................... 9% 7% 4% 4% 13%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021 and 0.57% for the year ended December 31, 2020.

Financial Highlights
Impax Sustainable Allocation Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
82
a
Year Ended December 31,
2024 2023 2022 2021 2020
Institutional Class
Net asset value, beginning of year ................... $25.47 $23.24 $29.54 $26.83 $23.76
Net investment income
1
......................... 0.58 0.50 0.40 0.32 0.33
Net realized and unrealized gains (losses) ........... 1.39 2.60 (5.22) 3.86 3.54
Total from investment operations .................... 1.97 3.10 (4.82) 4.18 3.87
Distributions to shareholders
From net investment income ..................... 0.54 0.37 0.35 0.30 0.32
From net realized gains ......................... 0.45 0.50 1.13 1.17 0.48
Total distributions ............................... 0.99 0.87 1.48 1.47 0.80
Net asset value, end of year ....................... $26.45 $25.47 $23.24 $29.54 $26.83
Total return
2
................................... 7.78% 13.44% (16.22)% 15.64% 16.49%
Net assets, end of period (in $000’s) ................. $966,794 $927,608 $845,463 $974,940 $657,906
Ratios to average net assets
Net expenses including reimbursements and waivers
3
.... 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ........................... 2.18% 2.07% 1.56% 1.10% 1.36%
Total expenses excluding reimbursements and waivers
3
.. 0.05% 0.05% 0.05% 0.05% 0.05%
Portfolio Turnover ............................... 9% 7% 4% 4% 13%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022, 0.59% for the year ended December 31, 2021 and 0.57% for the year ended December 31, 2020.

www.impaxam.com
Annual Report
Notes to Financial Statements
December 31, 2024
Impax Funds Series Trust I and Impax Funds Series Trust III
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Impax Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of December 31, 2024, Trust I offered eleven investment funds: Impax Large Cap
Fund (the “Large Cap Fund”), Impax Small Cap Fund (the “Small Cap Fund”), Impax US Sustainable Economy Fund (the “US
Sustainable Economy Fund”), Impax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”),
Impax Global Opportunities Fund (the “Global Opportunities Fund”), Impax Global Environmental Markets Fund (the “Global
Environmental Markets Fund”), Impax Global Social Leaders Fund (the "Global Social Leaders Fund"), Impax International
Sustainable Economy Fund (the “International Sustainable Economy Fund”), Impax Core Bond Fund (the “Core Bond Fund”),
Impax High Yield Bond Fund (the “High Yield Bond Fund”), and Impax Sustainable Allocation Fund (the “Sustainable Allocation
Fund”).
Impax Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Impax Ellevate Global
Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.
These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III
(each a “Trust”, collectively, the “Trusts”).
The Large Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Social Leaders Fund, Global
Women’s Leadership Fund, International Sustainable Economy Fund, Core Bond Fund and Sustainable Allocation Fund
each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, US Sustainable
Economy Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor
Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.
The Funds seek to avoid investing in issuers that Impax Asset Management LLC ("IAM" or the "Adviser") has determined have significant involvement in the manufacture or sale of weapons, firearms or manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and
Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers. Under normal market conditions, and as a result of the Adviser's focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Funds will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the
Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.
The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.
The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in large-capitalization U.S. equity securities. The Fund also may invest up to 20% of its assets in non-US issuers, including emerging market investments and
American depository receipts (ADRs).
The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets.
The Global Opportunities Fund’s investment objective is to seek long-term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in companies that its Adviser or Impax Asset Management
Ltd. (the "Sub-Adviser") believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.
The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services
& resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United
States, including those located in emerging markets.
The Global Social Leaders Fund’s investment objective is to seek long term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Fund’s Sub-Adviser has determined are “social leaders.” To identify social leaders, the Fund’s Sub-Adviser identifies a universe of companies that it has determined (1) derive significant revenues (i.e., at least 20% of revenues) from “social markets,” meaning products or services that address societal challenges, including meeting basic needs, such as food, water, and shelter, or essential services, such as transportation and utilities; broadening economic participation by enabling access to education, jobs, financial services and/or digital services; or improving quality of life through accessible and affordable health care and wellness; and (2) also demonstrate positive behaviors through policies and programs that foster diverse, inclusive and equitable workplace cultures. From this universe, the Fund’s Sub-Adviser selects portfolio companies for the Fund that it determines to be social leaders on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

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Annual Report
December 31, 2024
The Global Women's Leadership Fund's investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets in equity securities of companies that the Adviser has determined are “global women's leaders.” To identify these companies, the Adviser constructs an investment universe by (1)
ranking the companies comprising the MSCI World Index according to the Adviser's proprietary gender leadership score; (2)
excluding companies ranking in the bottom 50% of the MSCI World Index based on gender leadership scores; (3) excluding companies that fail to meet certain ESG or sustainability criteria; and (4) applying quantitative screens consisting of valuation and quality metrics. Under normal market conditions, the Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women's
Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the United
States or doing a substantial amount of business outside the United States. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its assets in large-capitalization equity securities in non-U.S. developed markets, including American depositary receipts, Global depositary receipts and Euro depositary receipts. The Fund may take significant positions in one or more non-U.S. developed markets, including the Asia and Pacific region and the European Union.
The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade
(rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.
The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes or debentures)
that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.
The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives.
The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds)
approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).
Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply
Investment Company accounting and reporting guidance .
Valuation of Investments  For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At December 31, 2024, two securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held  two securities fair valued at  $473,622, representing 0.06% of the Fund’s net asset value and the High Yield Bond Fund held five securities fair valued at $1,269,257, representing 0.23% of the Fund’s net assets.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’

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Annual Report
December 31, 2024
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities  Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies  Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments  Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2024:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 1,361,697,065 $ — $ — $ 1,361,697,065
Cash Equivalents 6,891,518 — — 6,891,518
Total $ 1,368,588,583 $ — $ — $ 1,368,588,583
Small Cap Fund
Common Stocks $ 723,362,172 $ — $ — $ 723,362,172
Cash Equivalents 4,678,000 — — 4,678,000
Total $ 728,040,172 $ — $ — $ 728,040,172
US Sustainable Economy Fund
Common Stocks $ 330,980,911 $ — $ — $ 330,980,911
Cash Equivalents 4,165,234 — — 4,165,234
Total $ 335,146,145 $ — $ — $ 335,146,145
Global Sustainable Infrastructure
Fund
Common Stocks $ 51,139,252 $ 35,143,017 $ — $ 86,282,269
Cash Equivalents 1,425,139 — — 1,425,139
Total $ 52,564,391 $ 35,143,017 $ — $ 87,707,408
Global Opportunities Fund
Common Stocks $ 77,583,666 $ 47,203,115 $ — $ 124,786,781
Cash Equivalents 1,233,224 — — 1,233,224
Total $ 78,816,890 $ 47,203,115 $ — $ 126,020,005
Global Environmental Markets
Fund
Common Stocks $ 1,486,384,225 $ 750,574,335 $ — $ 2,236,958,560
Preferred Stocks — 24,976,642 — 24,976,642
Cash Equivalents 19,758,061 — — 19,758,061
Total $ 1,506,142,286 $ 775,550,977 $ — $ 2,281,693,263
Global Social Leaders Fund
Common Stocks $ 1,039,091 $ 687,195 $ — $ 1,726,286
Preferred Stocks — 28,668 — 28,668
Cash Equivalents 89,304 — — 89,304
Total $ 1,128,395 $ 715,863 $ — $ 1,844,258
Global Women’s Leadership Fund
Common Stocks $ 553,131,165 $ 165,533,772 $ — $ 718,664,937
Cash Equivalents 8,639,585 — — 8,639,585
Total $ 561,770,750 $ 165,533,772 $ — $ 727,304,522
International Sustainable
Economy Fund
Common Stocks $ 53,960,647 $ 1,140,017,833 $ — $ 1,193,978,480
Preferred Stocks — 4,670,244 — 4,670,244

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December 31, 2024
In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information. Significant unobservable inputs were used by two Funds for Level 3 fair value measurements.
In Kind Transaction  The value of assets contributed in in-kind transactions within the Global Opportunities Fund during the year ended December 31, 2024 were $7,998,552 and settled on September 5, 2024 .
Investment Transactions  Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Level 1 Level 2 Level 3 Totals
Cash Equivalents 19,346,421 — — 19,346,421
Total $ 73,307,068 $ 1,144,688,077 $ — $ 1,217,995,145
Core Bond Fund
Community Investment Notes $ — $ 245,060 $ 473,622 $ 718,682
Corporate Bonds — 251,848,601 — 251,848,601
Foreign Government and Agency
Securities — 15,060,308 — 15,060,308
U.S. Government and Agency
Securities — 170,123,709 — 170,123,709
Asset-Backed Securities — 42,403,585 — 42,403,585
Mortgage-Backed Securities — 283,607,884 — 283,607,884
Municipal Bonds — 7,068,558 — 7,068,558
Supranational — 44,122,215 — 44,122,215
Loans — 3,982,588 — 3,982,588
Certificates of Deposit — 499,147 — 499,147
Cash Equivalents 17,321,226 — — 17,321,226
Total $ 17,321,226 $ 818,961,655 $ 473,622 $ 836,756,503
High Yield Bond Fund
Common Stocks $ 1,280,845 $ — $ 44,114 $ 1,324,959
Preferred Stocks — — 22,408 22,408
Community Investment Notes — 245,060 702,735 947,795
Corporate Bonds — 478,722,740 — 478,722,740
Asset-Backed Securities — 4,136,525 — 4,136,525
Loans — 42,657,628 — 42,657,628
Certificates of Deposit — 499,147 500,000 999,147
Cash Equivalents 23,520,034 — — 23,520,034
Total $ 24,800,879 $ 526,261,100 $ 1,269,257 $ 552,331,236
Sustainable Allocation Fund
Management Investment
Companies $ 2,264,110,556 $ — $ — $ 2,264,110,556
Cash Equivalents 33,898,048 — — 33,898,048
Total $ 2,298,008,604 $ — $ — $ 2,298,008,604
See Schedules of Investments for additional detailed industry classifications.

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
Investment Income  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.
Distributions to Shareholders  Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates.
The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.
The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that
Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.
Federal Income Taxes  Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes .
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non- U.S.Securities  Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some
Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers;
different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
Redemption Fee (High Yield Bond Fund Only)  Generally, a redemption of shares of the High Yield Bond Fund is subject to a redemption fee of 2.00% of the net asset value of the shares redeemed or exchanged if such redemption occurs within 30 days after purchase of such shares. The redemption fee applies to exchanges for shares of other Impax Funds as well as to

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Annual Report
December 31, 2024
redemptions for cash. In cases when redeeming shareholders hold shares purchased on different dates, the first-in/first-out method will be used to determine which shares are being redeemed, and therefore whether a redemption fee will be imposed.
Redemption fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the High Yield Bond Fund for the purpose of offsetting any costs associated with short-term trading in shares of the Fund. The redemption fee is not a sales charge (load); it is retained by the Fund and does not benefit the Adviser, the Distributor or any third party. There is no assurance that the use of redemption fees will be successful in discouraging frequent short-term trading in Fund shares.
Securities Lending  The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement)
with J.P. Morgan Chase Bank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in government money market funds. Borrowers may also pledge non-
cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. As of December 31, 2024, non-cash collateral consisted of common stock, U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.
The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.
A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.
As of December 31, 2024, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:
*
Non-cash collateral is not included in the financial statements.
For the Large Cap Fund, Small Cap Fund, US Sustainable Economy Fund, Global Opportunities Fund and Global Women’s
Leadership Fund all of the securities on loan at December 31, 2024 are classified as Common Stocks in each Fund’s
Schedule of Investments. For the Core Bond Fund all of the securities on loan on December 31, 2024 are classified as
Corporate Bonds on the Fund's Schedule of Investments.
Fund
Market Value
of Securities
Loaned
Payable on
Collateral Due to
Broker
Non-Cash
Collateral Value *
Over (Under)
Collateralized
Large Cap Fund $ 38,155,714 $ — $ 38,934,679 $ 778,965
Small Cap Fund 10,157,616 1,289,717 9,083,696 215,797
US Sustainable Economy Fund 4,938,385 — 5,039,185 100,800
Global Opportunities Fund 2,748,242 — 2,804,338 56,096
Global Women’s Leadership Fund 8,220,762 — 8,388,560 167,798
Core Bond Fund 3,017,045 782,340 2,296,629 61,924

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset
Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the
Funds’ investment objectives, investment programs and policies.
Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested.
The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds.
In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):
* The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.
1
Effective November 15, 2022, the management fee is 0.65% based on average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of $3 billion to $4 billion; and 0.55% for assets over $4 billion.
2
Management contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2025. The gross management fee (before waiver) is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
3
The management fee is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
4
The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of
$1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.
Fund Annual Rate
Large Cap Fund
1
0.65%
Small Cap Fund 0.75%
US Sustainable Economy Fund
2
0.45%
*
Global Sustainable Infrastructure Fund
3
0.62%
*
Global Opportunities Fund 0.80%
Global Environmental Markets Fund
4
0.74%
Global Social Leaders Fund
5
0.80%
Global Women’s Leadership Fund
6
0.52%
*
International Sustainable Economy Fund
7
0.45%
*
Core Bond Fund 0.40%
High Yield Bond Fund 0.50%
Sustainable Allocation Fund 0.05%
*

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Annual Report
December 31, 2024
5
The Global Social Leaders Fund’s investment adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the
Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before
May 1, 2027.
6
The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45%
for assets over $750 million.
7
The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40%
for assets over $750 million.
For the year ended December 31, 2024, the Funds incurred the following advisory fees:
The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:
1
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2025.
2
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver expired on May 1, 2024.
3
Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.
Fund Amount
Large Cap Fund $ 9,409,925
Small Cap Fund 5,247,828
US Sustainable Economy Fund 1,999,581
Global Sustainable Infrastructure Fund 613,530
Global Opportunities Fund 1,034,611
Global Environmental Markets Fund 18,232,463
Global Social Leaders Fund 13,825
Global Women’s Leadership Fund 4,042,368
International Sustainable Economy Fund 5,430,884
Core Bond Fund 3,495,648
High Yield Bond Fund 2,697,622
Sustainable Allocation Fund 1,165,950
Expense Caps by Class
Fund Investor Class Class A Institutional Class
US Sustainable Economy Fund
1,3
0.70% 0.70% 0.45%
Global Sustainable Infrastructure Fund
2,3
0.87% 0.62%
Global Opportunities Fund
4
1.23% 0.98%
Global Social Leaders Fund
5
1.23% 0.98%
Global Women’s Leadership Fund
3
0.77% 0.52%
International Sustainable Economy Fund
3
0.70% 0.45%
Sustainable Allocation Fund
3
0.30% 0.05%

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
4
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2025.
5
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2027.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the year ended December 31, 2024, the dollar amounts of expense reimbursements were as follows:
In addition, the Adviser waived its management fee from the following Funds:
Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the
Global Environmental Markets Fund’s, Global Opportunities Fund’s and Global Social Leaders Fund's portfolios of securities.
The Sub-Adviser makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds. As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.
The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.
Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.
Total expenses reimbursed by Advisor
Fund Investor Class Institutional Class
Global Opportunities Fund $ 8,206 $ 122,172
Global Social Leaders Fund 6,476 216,847
Fund Amount
US Sustainable Economy Fund $ 547,652
Global Sustainable Infrastructure Fund 30,691
Global Social Leaders Fund 13,825

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Annual Report
December 31, 2024
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the year ended December 31, 2024 were as follows:
For federal income tax purposes, the identified cost of investments owned at December 31, 2024 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of December
31, 2024 were as follows for the Funds:
Purchases Sales
Fund Investments
1
U.S. Gov’t Bonds Investments
1
U.S. Gov’t Bonds
Large Cap Fund $ 521,441,211 $ — $ 766,579,250 $ —
Small Cap Fund 327,578,921 — 344,086,156 —
US Sustainable Economy Fund 143,997,577 — 154,752,135 —
Global Sustainable Infrastructure Fund 31,578,091 — 34,044,048 —
Global Opportunities Fund 41,329,036 — 51,622,473 —
Global Environmental Markets Fund 730,325,850 — 987,219,969 —
Global Social Leaders Fund 609,287 — 495,968 —
Global Women’s Leadership Fund 486,815,009 — 671,251,734 —
International Sustainable Economy Fund 605,785,235 — 550,619,635 —
Core Bond Fund 356,404,979 707,172,774 407,381,283 695,993,014
High Yield Bond Fund 319,704,034 — 342,577,878 —
Sustainable Allocation Fund 219,279,724 — 203,000,000 —
1
Excluding short-term investments and U.S. Government Bonds
Fund
Identified cost of
investments for
Federal income
tax basis
Gross unrealized
appreciation
Gross unrealized
depreciation
Net unrealized
appreciation
(depreciation)
Large Cap Fund $ 938,029,793 $ 478,071,765 $ 47,512,975 $ 430,558,790
Small Cap Fund 614,440,353 176,063,507 62,463,688 113,599,819
US Sustainable Economy Fund 221,650,968 125,137,650 11,642,473 113,495,177
Global Sustainable Infrastructure Fund 89,377,419 7,632,569 9,302,580 (1,670,011)
Global Opportunities Fund 100,120,535 29,921,620 4,022,150 25,899,470
Global Environmental Markets Fund 1,715,677,967 658,305,159 92,289,863 566,015,296
Global Social Leaders Fund 1,659,051 261,561 76,354 185,207
Global Women’s Leadership Fund 547,283,156 207,375,019 27,353,653 180,021,366
International Sustainable Economy Fund 1,071,448,604 212,296,949 65,750,408 146,546,541
Core Bond Fund 881,937,056 2,423,588 47,604,141 (45,180,553)
High Yield Bond Fund 556,199,665 8,239,355 12,107,784 (3,868,429)
Sustainable Allocation Fund 1,997,084,524 400,893,881 99,969,801 300,924,080

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
At December 31, 2024 the following Funds had unrealized foreign currency gains (losses):
Netting Agreements  During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of December 31, 2024, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of December 31,
2024.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At December 31, 2024, the Sustainable Allocation Fund held the following investments in affiliated Funds:
Fund Amount
Small Cap Fund $ (92)
Global Sustainable Infrastructure Fund (12,114)
Global Opportunities Fund (2,286)
Global Environmental Markets Fund (138,336)
Global Social Leaders Fund (17)
Global Women’s Leadership Fund (29,585)
International Sustainable Economy Fund (226,758)
Fund
Shares
Held at
12/31/2023
Gross
Additions
Gross
Reductions
Shares
Held at
12/31/2024
Sustainable Allocation Fund
Large Cap Fund 67,987,617 11,692,097 4,794,934 74,884,780
Small Cap Fund 5,641,695 926,717 247,524 6,320,888
Global Sustainable Infrastructure Fund 6,401,468 146,200 — 6,547,668
Global Opportunities Fund 4,095,396 118,811 — 4,214,207
Global Environmental Markets Fund 2,656,703 126,274 — 2,782,977
Global Women's Leadership Fund 2,095,600 174,778 299,850 1,970,528
International Sustainable Economy Fund 11,559,969 338,080 2,469,524 9,428,525
Core Bond Fund 91,989,678 3,343,874 10,681,983 84,651,569
High Yield Fund 17,194,651 1,026,861 — 18,221,512
Fund
Value at
12/31/2023
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
12/31/2024
Sustainable Allocation Fund
Large Cap Fund $ 902,875,554 $ 8,681,629 $ 153,297,005 $ (38,826,699) $ 957,027,489
Small Cap Fund 91,733,966 90,951 4,821,826 7,549,027 112,195,771
Global Sustainable Infrastructure
Fund 58,509,418 1,320,878 — (2,079,862) 57,750,434
Global Opportunities Fund 64,830,125 271,857 1,690,526 2,194,056 68,986,564
Global Environmental Markets
Fund 60,307,152 341,628 2,572,297 175,133 63,396,210
Global Women's Leadership Fund 66,891,544 1,520,562 4,288,123 1,696,636 64,396,865

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Annual Report
December 31, 2024
1
Includes realized capital gain distributions from an affiliated fund, if any.
The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross trades during the year ended December 31, 2024.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the
Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith pursuant to policies and procedures approved by the Boards. At December 31,
2024, the Core Bond Fund held $103,255,984 or 12.36% of net assets and the High Yield Bond Fund held $405,377,918 or
74.90% of net assets in securities exempt from registration under Rule 144A of the Act.
At December 31, 2024, the Core Bond Fund held $2,219,954 of illiquid securities, representing 0.27% of net assets and High
Yield Bond Fund held $4,974,768 of illiquid securities, representing 0.92% of net assets. The Fund will classify as “illiquid”
all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.
Fund
International Sustainable
Economy Fund $ 115,830,889 $ 2,784,506 $ 5,580,395 $ (2,307,693) $ 95,888,097
Core Bond Fund 816,868,344 29,318,386 (17,461,957) 46,265 734,775,623
High Yield Fund 103,167,907 6,154,757 — 370,684 109,693,503
Total $ 2,281,014,899 $ 50,485,154 $ 154,788,215 $ (31,182,453) $ 2,264,110,556
Security Acquisition Date Range Cost Market Value
Core Bond Fund
CEI Investments LLC, 4.000%, 10/31/2025 11/01/24-11/01/24 $ 323,622 $ 323,622
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 250,000 245,060
Envest Microfinance Cooperative, 4.000%, 10/24/2025 10/24/24-10/24/24 150,000 150,000
McAfee Corp., First Lien, CME Term Loan, B1, 7.803%,
3/1/2029 11/21/24-11/21/24 1,006,250 1,002,125
Walden Mutual Bank, 3.930%, 11/14/2025 11/14/24-11/14/24 500,001 499,147
High Yield Bond Fund
CEI Investments LLC, 4.000%, 9/30/2025 09/30/24-09/30/24 552,735 552,735
Digicel Holdings Bermuda Ltd., Common Stock 01/29/24-01/29/24 44,161 44,114
Digicel Holdings Bermuda Ltd., Preferred Stock 01/29/24-01/29/24 14,550 22,408
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 250,000 245,060

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
NOTE D—Tax Information
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss)
and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2024 and 2023 was as follows:
For the year ended December 31, 2024, the components of distributable earnings on a tax basis are as follows:
Security Acquisition Date Range Cost Market Value
High Yield Bond Fund (continued)
Envest Microfinance Cooperative, 4.000%, 10/24/2025 10/24/24-10/24/24 $ 150,000 $ 150,000
McAfee Corp., First Lien, CME Term Loan, B1, 7.803%,
3/1/2029 05/23/24-11/15/24 2,961,155 2,961,304
Shared Interest, Inc., 4.000%, 9/30/2025 09/30/24-09/30/24 500,000 500,000
Walden Mutual Bank, 3.930%, 11/14/2025 11/14/24-11/14/24 500,000 499,147
Distributions paid in 2024 Distributions paid in 2023
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
Large Cap Fund $ 51,639,928 $ — $ 166,052,009 $ 15,248,262 $ — $ 47,662,715
Small Cap Fund 16,720,693 — 19,495,795 — — —
US Sustainable Economy Fund 11,188,524 — 36,340,505 1,401,814 — 14,927,635
Global Sustainable Infrastructure Fund 2,025,391 — — 2,707,793 — —
Global Opportunities Fund 496,195 — 3,096,687 393,908 — —
Global Environmental Markets Fund 12,785,996 — 93,630,588 18,563,092 — —
Global Social Leaders Fund 54,076 — 37 — — —
Global Women’s Leadership Fund 18,721,747 — 48,978,819 14,521,163 — —
International Sustainable Economy Fund 41,137,069 — — 26,277,053 — —
Core Bond Fund 32,591,122 — — 26,991,739 — —
High Yield Bond Fund 31,046,952 — — 33,379,601 — —
Sustainable Allocation Fund 49,296,554 — 35,651,867 33,944,169 — 43,188,737
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Other Temporary
Differences
Net U nrealized
Appreciation
(Depreciation)
Large Cap Fund $ – $ 8,183,591 $ –
$ 430,558,790
Small Cap Fund 7,087,582 2,374,795 –
113,599,727
US Sustainable Economy Fund 66,605 8,845,266 –
113,495,177
Global Sustainable Infrastructure Fund – – (8,077,188)
(1,682,125)
Global Opportunities Fund – 378,416 (4,966)
25,897,184
Global Environmental Markets Fund 1,976,675 5,697,212 –
565,876,960
Global Social Leaders Fund – – (15,179)
185,190
Global Women’s Leadership Fund 1,278,887 9,335,384 –
179,992,060

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Annual Report
December 31, 2024
As of December 31, 2024, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:
The Global Social Leaders Fund and International Sustainable Economy Fund elected to defer $15,179 and $1,443,829 of capital losses recognized between November 1, 2024 and December 31, 2024 for the Funds' fiscal year ending December
2024, respectively. In addition, the Global Sustainable Infrastructure Fund and Global Opportunities Fund incurred late-year ordinary losses of $5,716 and $4,966, respectively. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2025.
For the year ended December 31, 2024, the Funds recorded the following reclassifications:
For financial reporting purposes, the capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment related to REITs, Passive Foreign Investment Companies, paydowns and bond amortization adjustments.
Distributions received from REITs may be classified as dividends, capital gains and/or return of capital.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Other Temporary
Differences
Net Unrealized
Appreciation
(Depreciation)
International Sustainable Economy Fund $ – $ 2,427,871 $ (1,443,829)
$ 146,319,783
Core Bond Fund 948,723 – (71,897,823)
(45,180,553)
High Yield Bond Fund – – (141,980,190)
(3,868,429)
Sustainable Allocation Fund 54,891,655 108,447,767 –
300,924,080
No Expiration
Fund Short-term Long-term
Global Sustainable Infrastructure Fund $ – $ 8,071,472
Core Bond Fund 30,759,424 41,138,399
High Yield Bond Fund 31,839,775 109,968,825
Fund
Undistributed
Net Investment
Income
Accumulated Net
Realized Gain/
(Loss)
Paid In
Capital
Large Cap Fund $ 1,211,002 $ (1,211,002) $ –
Small Cap Fund (584,496) 173,314 411,182
US Sustainable Economy Fund 1,601,605 (1,601,605) –
Global Sustainable Infrastructure Fund (869) 28,577 (27,708)
Global Opportunities Fund 19,970 (19,970) –
Global Environmental Markets Fund (601,772) 601,774 (2)
Global Social Leaders Fund 4,444 (4,444) –
Global Women’s Leadership Fund 216,198 (216,198) –
International Sustainable Economy Fund (1,291,526) 1,291,526 –
Core Bond Fund 286,600 (286,600) –
High Yield Bond Fund 34,157 (34,157) –
Sustainable Allocation Fund 272 (272) –
NOTE D—Tax Information

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Annual Report
Notes to Financial Statements, continued
December 31, 2024
Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2021 through 2024). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2024, no provision for federal income tax is necessary and, therefore, the
Funds did not have a liability for any unrecognized tax expenses.
Note E—Recent Accounting Pronouncements
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Funds' adviser acts as the Funds' CODM. The
Funds represent single operating segments, as the CODM monitors the operating results of the Funds as a whole and the
Funds' long-term strategic asset allocation is pre-determined in accordance with the single investment objective which is executed by the Funds' portfolio managers as a team. The financial information in the form of the Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as
“total assets”, significant segment expenses are listed on the accompanying statement of operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios are reflected within the Financial
Highlights.
Note F—Subsequent Events
The Registrant has evaluated all subsequent events for potential recognition or disclosure in these financial statements through  February 24, 2025, the date the financial statements were available to be issued. No subsequent events were identified.
NOTE D—Tax Information

Annual Report
Report of Independent Registered Public Accounting Firm
December 31, 2024
To the Boards of Trustees and Shareholders of Impax Funds Series Trust I and Impax Funds Series Trust III:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Impax Funds Series Trust I (“Trust I”) (comprising
Impax Sustainable Allocation Fund, Impax US Sustainable Economy Fund, Impax Small Cap Fund, Impax High Yield Bond
Fund, Impax Global Environmental Markets Fund, Impax International Sustainable Economy Fund, Impax Core Bond Fund,
Impax Large Cap Fund, Impax Global Opportunities Fund, Impax Global Sustainable Infrastructure Fund, and Impax Global
Social Leaders Fund) and Impax Funds Series Trust III (“Trust III”) (comprising Impax Ellevate Global Women’s Leadership
Fund) (Trust I and Trust III collectively, the “Trusts”) (all funds comprising the Trusts collectively, the “Funds”), including the schedules of investments, as of December 31, 2024, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at December 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal
Funds comprising Trust I
Statement of
Operations
Statements of
Changes in Net
Assets Financial highlights
Impax Sustainable Allocation Fund
Impax US Sustainable Economy Fund
Impax Small Cap Fund
Impax High Yield Bond Fund
Impax Global Environmental Markets Fund
Impax International Sustainable Economy Fund
Impax Large Cap Fund
Impax Global Sustainable Infrastructure Fund
Impax Core Bond Fund
Impax Global Opportunities Fund
For the year ended
December 31, 2024
For each of the
two years in the
period ended
December 31, 2024
For each of the
five years in the
period ended
December 31, 2024
Impax Global Social Leaders Fund For the year ended
December 31, 2024
For the year ended December 31, 2024
and the period from November 30, 2023
(commencement of operations) through
December 31, 2023
Fund comprising Trust III
Statement of
Operations
Statements of
Changes in Net
Assets Financial highlights
Impax Ellevate Global Women’s Leadership Fund For the year ended
December 31, 2024
For each of the
two years in the
period ended
December 31, 2024
For each of the
five years in the
period ended
December 31, 2024

Annual Report
December 31, 2024
control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of the Impax Funds Series Trust I and Impax Funds Series Trust III since 2003
.
Boston, Massachusetts
February  24, 2025

www.impaxam.com
Annual Report
December 31, 2024
Proxy Voting (Unaudited)
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Impax (toll-free) at 800.767.1729 or visiting Impax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Portfolio Holdings (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.

Annual Report
December 31, 2024
Federal Tax Information (Unaudited)
The percentages of ordinary income distributed by each of the Funds that is Qualified Dividend Income (QDI) and that qualifies for corporate Dividends Received Deduction (DRD) are as follows:
For the fiscal year ended December 31, 2024 the International Sustainable Economy Fund earned foreign source income totaling $37,405,439 and paid $2,578,343 foreign taxes which it intends to pass through to its shareholders.
Fund QDI% DRD%
Large Cap Fund 100.00%
33.70%
Small Cap Fund 100.00%
20.60%
US Sustainable Economy Fund 66.89%
36.57%
Global Sustainable Infrastructure Fund 100.00%
18.09%
Global Opportunities Fund 100.00%
74.56%
Global Environmental Markets Fund 100.00%
89.44%
Global Social Leaders Fund 100.00%
10.23%
Global Women’s Leadership Fund 82.90%
39.79%
International Sustainable Economy Fund 100.00%
0.00%
Core Bond Fund 0.00%
0.00%
High Yield Bond Fund 0.00%
0.00%
Sustainable Allocation Fund 33.00%
8.72%

www.impaxam.com
Annual Report
December 31, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Special Meeting of Shareholders (Unaudited)
A Joint Special Meeting of Shareholders of Impax Funds Series Trust I (“Trust I”) and Impax Funds Series Trust III (“Trust
III and, together with Trust I, the “Trusts”) was held on August 21, 2024, at 10:00 a.m. ET, at the offices of the Trusts at 30
Penhallow Street, Suite 100, Portsmouth, NH. The matters voted upon and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes, as applicable to each matter, are as follows below.
Proposal 1. For shareholders of all series of the Trusts (each, a “Fund” and collectively, the “Funds”), to elect Adrian Anderson,
Ingrid Dyott, Edward Farrington, Anne Goggin, D’Anne Hurd, Teresa Kong, John Liechty, Lyle Logan, Gregory Sheehan and
Nancy Taylor to serve as Trustees of the Trusts.
Trust I:
1.01: Election of Trustee Adrian Anderson
1.02 Election of Trustee Ingrid Dyott
1.03 Election of Trustee Edward Farrington
1.04 Election of Trustee Anne Goggin
1.05 Election of Trustee D’Anne Hurd
For Against/Withold Passed
497,351,185.689 13,087,174.793 Yes
For Against/Withold Passed
504,350,634.680 6,087,725.802 Yes
For Against/Withold Passed
502,819,823.784 7,618,536.698 Yes
For Against/Withold Passed
498,527,741.733 11,910,618.749 Yes
For Against/Withold Passed
498,668,577.397 11,769,783.085 Yes

www.impaxam.com
Annual Report
December 31, 2024
1.06 Election of Trustee Teresa Kong
1.07 Election of Trustee John Liechty
1.08 Election of Trustee Lyle Logan
1.09 Election of Trustee Gregory Sheehan
1.10 Election of Trustee Nancy Taylor
Trust III:
01: Election of Trustee Adrian Anderson
1.02 Election of Trustee Ingrid Dyott
1.03 Election of Trustee Edward Farrington
For Against/Withold Passed
503,696,440.281 6,741,920.201 Yes
For Against/Withold Passed
497,481,854.533 12,956,505.949 Yes
For Against/Withold Passed
502,683,143.154 7,755,217.328 Yes
For Against/Withold Passed
497,243,483.873 13,194,876.609 Yes
For Against/Withold Passed
498,697,931.012 11,740,429.470 Yes
For Against/Withold Passed
11,565,018.871 5,350,774.921 Yes
For Against/Withold Passed
16,623,430.033 292,363.759 Yes
For Against/Withold Passed

www.impaxam.com
Annual Report
December 31, 2024
1.04 Election of Trustee Anne Goggin
1.05 Election of Trustee D’Anne Hurd
1.06 Election of Trustee Teresa Kong
1.07 Election of Trustee John Liechty
1.08 Election of Trustee Lyle Logan
1.09 Election of Trustee Gregory Sheehan
1.10 Election of Trustee Nancy Taylor
Proposal 2a. For shareholders of Impax International Sustainable Economy Fund, to approve an amendment the Fund’s fundamental investment restriction on concentration.
16,494,650.640 421,143.152 Yes
For Against/Withold Passed
16,583,424.635 332,369.157 Yes
For Against/Withold Passed
11,698,963.545 5,216,830.247 Yes
For Against/Withold Passed
16,605,706.731 310,087.061 Yes
For Against/Withold Passed
16,459,726.640 456,067.152 Yes
For Against/Withold Passed
16,482,815.466 432,978.326 Yes
For Against/Withold Passed
11,548,321.839 5,367,471.953 Yes
For Against/Withold Passed
16,587,934.719 327,859.073 Yes
For Against Abstain
Broker
Non-Vote
Passed
61,066,665.543 145,278.930 178,921.290 27,281,289.000 Yes

www.impaxam.com
Annual Report
December 31, 2024
Proposal 2b. For shareholders of Impax Ellevate Global Women’s Leadership Fund, to approve an amendment the Fund’s fundamental investment restriction on concentration
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
              This information is disclosed as part of the financial statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the semiannual financial statements and other information as of and for the period ended June 30, 2024, included within the N-CSRS filed with the SEC.
For Against Abstain
Broker
Non-Vote
Passed
8,574,551.950 56,650.331 341,833.511 7,942,758.000 No

www.impaxam.com
Annual Report
Account Options and Services
December 31, 2024
At Impax, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.
Types of Accounts Services
Regular Accounts Individual, business and trust accounts
are available for all Impax Funds.
Traditional IRA Contributions to an IRA may be tax-
deductible. Taxes are paid only when funds are withdrawn,
when investors may be in a lower tax bracket.
Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.
SIMPLE IRA This is an easy-to maintain retirement plan
designed for small businesses.
SEP IRA This is an employer funded retirement plan popular
with small businesses and self-employed persons.
Coverdell Education Savings Account & Uniform
Transfers/Gifts to Minors Act (UTMA/UGMA) These plans
provide excellent ways to save for a child’s education.
Services
Automatic Investment Plan You may arrange to have a
fixed amount automatically deducted from your checking
or savings account and invested in your Impax account on
a monthly or quarterly basis. Automatic investment plans
do not assure a profit and do not protect against loss in
declining markets.
Online Account Access Impax shareholders can view
account balances and recent transaction history, purchase
and redeem shares or make exchanges between different
Impax Funds.
www.impaxam.com Learn all about Impax Funds through
our web site. You can check Fund performance, read about
our portfolio managers, view Connection—our quarterly
newsletter, and see how we voted on various proxies for the
companies in our portfolios.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This annual report is intended for shareholders of the Impax Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing impaxfunds@impaxam.com or visiting www.impaxam.com.
Distributor: Foreside Financial Services, LLC Member of FINRA 2/25 .

30 Penhallow Street, Suite 1 00
Portsmouth NH 03801
800.767.1729
www.impaxam.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Registrant’s code of ethics, or any amendment thereto, that is the subject of the disclosure required by Item 2 of Form N-CSR is filed with the Registrant’s annual Form N-CSR.

(a)(2) Not Applicable

(a)(3) Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached

(a)(4) Not applicable.

(a)(5) There has been no change to the Registrant’s independent public accountant during the reporting period

(b) Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impax Funds Series Trust I

By (Signature and Title)	/s/ Edward Farrington
Edward Farrington, President

Date	2/24/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward Farrington
Edward Farrington, President (Principal Executive Officer)

Date	2/24/25

By (Signature and Title)	/s/ Daniel Saltus
Daniel Saltus, Treasurer (Principal Financial Officer)

Date	2/24/25